UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

The Target Portfolio Trust

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 10/31/2007 (Registrant changed its fiscal year end from December 31)

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

The TARGET Portfolio Trust®

Semiannual Report

June 30, 2007

TARGET

A STRUCTURED AND PERSONALIZED INVESTMENT PROGRAM

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

August 15, 2007

Dear TARGET Shareholder:

We hope you find the semiannual report for The TARGET Portfolio Trust informative and useful. Today many investors may be asking where they can find new growth opportunities. We believe that as a TARGET shareholder, you are uniquely positioned for domestic and global growth opportunities because you already have a strategic investment plan in place.

A structured and professional approach to investing can help you “tune out” the noise of current market developments and allows you to concentrate on what’s really important—your long-term goals. It starts with a personal plan that you and your financial professional construct based on your reasons for investing, the time you have to reach your goals, and the level of risk you are willing to assume. Your financial professional can work closely with you to develop an appropriate asset allocation and select the corresponding TARGET portfolio for each asset class in your investment plan. The managers for each portfolio are carefully chosen, are monitored by our team of experienced investment management analysts, and are among the leading institutional money managers available.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you track your plan’s progress, stay informed of important developments, and assist you in determining whether you need to modify your portfolio. In these ways and more, the TARGET portfolios can help to make your investment goals a reality.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.47%; Class T, 0.72%. Net operating expenses apply to: Class R, 1.22%; Class T, 0.72%, after contractual reduction through 4/28/2008.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.46%; Class T, 0.71%. Net operating expenses apply to: Class R, 1.21%; Class T, 0.71%, after contractual reduction through 4/28/2008.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.55%; Class T, 0.80%. Net operating expenses apply to: Class R, 1.30%; Class T, 0.80%, after contractual reduction through 4/28/2008.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.48%; Class T, 0.73%. Net operating expenses apply to: Class R, 1.23%; Class T, 0.73%, after contractual reduction through 4/28/2008.

International Equity Portfolio:

Gross operating expenses: Class R, 1.63%; Class T, 0.88%. Net operating expenses apply to: Class R, 1.38%; Class T, 0.88%, after contractual reduction through 4/28/2008.

Equity Portfolios for periods ended 6/30/07
	Total Returns[1] (Without TARGET Program Fee)			Average Annual Total Returns[1] (With TARGET Program Fee)
	Six Months	One Year	Since Inception[2]	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)	5.67%	N/A	15.54% (8/22/06)	N/A	N/A	N/A	N/A
Large Capitalization Growth Portfolio (Class T)	5.93	15.14%	—	13.43%	6.82%	5.26%	—
S&P 500 Index[3]	6.96	20.57	***	20.57	10.70	7.13	N/A
Russell 1000 Growth Index[3]	8.13	19.04	****	19.04	9.28	4.39	N/A
Lipper Large-Cap Core Funds Avg.[4]	6.94	19.59	*****	19.59	9.33	6.09	N/A

2	THE TARGET PORTFOLIO TRUST

Equity Portfolios for periods ended 6/30/07
	Total Returns[1] (Without TARGET Program Fee)			Average Annual Total Returns[1] (With TARGET Program Fee)
	Six Months	One Year	Since Inception[2]	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)	6.54%	N/A	17.66% (8/22/06)	N/A	N/A	N/A	N/A
Large Capitalization Value Portfolio (Class T)	6.80	21.05%	—	19.25%	12.78%	7.71%	—
S&P 500 Index[3]	6.96	20.57	***	20.57	10.70	7.13	N/A
Russell 1000 Value Index[3]	6.23	21.87	****	21.87	13.31	9.87	N/A
Lipper Multi-Cap Value Funds Avg.[4]	7.61	20.53	*****	20.53	12.28	8.95	N/A

Small Capitalization Growth Portfolio (Class R)	8.50%	N/A	19.11% (8/22/06)	N/A	N/A	N/A	N/A
Small Capitalization Growth Portfolio (Class T)	8.81	13.49%	—	11.80%	7.16%	2.43%	—
Russell 2000 Index[3]	6.45	16.43	***	16.43	13.88	9.06	N/A
Russell 2000 Growth Index[3]	9.33	16.83	****	16.83	13.08	5.28	N/A
Lipper Small-Cap Growth Funds Avg.[4]	10.95	16.85	*****	16.85	12.10	8.88	N/A

Small Capitalization Value Portfolio (Class R)	7.74%	N/A	17.93% (8/22/06)	N/A	N/A	N/A	N/A
Small Capitalization Value Portfolio (Class T)	8.04	17.58%	—	15.83%	16.22%	11.94%	—
Russell 2000 Index[3]	6.45	16.43	***	16.43	13.88	9.06	N/A
Russell 2000 Value Index[3]	3.80	16.05	****	16.05	14.62	12.14	N/A
Lipper Small-Cap Core Funds Avg.[4]	8.30	16.51	*****	16.51	13.74	10.18	N/A

International Equity Portfolio (Class R)	13.70%	N/A	27.06% (8/22/06)	N/A	N/A	N/A	N/A
International Equity Portfolio (Class T)	13.94	31.94%	—	29.97%	15.38%	6.32%	—
MSCI EAFE ND Index[3]	10.74	27.00	***	27.00	17.73	7.66	N/A
Lipper International Large-Cap Value Funds Avg.[4]	10.72	27.11	*****	27.11	17.61	8.93	N/A

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The average annual total returns for the TARGET portfolios

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios Performance (continued)

assume the imposition of the maximum TARGET annual advisory fee of 1.50% for equity portfolios for retail investors. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how the stock prices of smaller companies have performed. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stocks have performed.

4The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. Large-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Multi-Cap Value funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index. Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. International funds invest their assets in securities with primary trading markets outside of the United States.

***Large Capitalization Growth Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return is 17.05% for Class R. Large Capitalization Value Portfolio—S&P 500 Index Closest Month-End to

4	THE TARGET PORTFOLIO TRUST

Inception cumulative total return is 17.05% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return is 16.89% for Class R. Small Capitalization Value Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return is 16.89% for Class R. International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total return is 22.39% for Class R.

****Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total return is 17.68% for Class R. Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total return is 17.01% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest Month-End to Inception cumulative total return is 19.72% for Class R. Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total return is 14.27% for Class R.

*****Large Capitalization Growth Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total return is 16.62% for Class R. Large Capitalization Value Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total return is 17.89% for Class R. Small Capitalization Growth Portfolio—Lipper Average Closest Month-End to Inception cumulative total return is 21.34% for Class R. Small Capitalization Value Portfolio—Lipper Average Closest Month-End to Inception cumulative total return is 18.27% for Class R. International Equity Portfolio—Lipper Average Closest Month-End to Inception cumulative total return is 22.64% for Class R.

Average Annual Since Inception returns are not available for Class R since it has been in existence for less than one year.

THE TARGET PORTFOLIO TRUST	5

Fixed Income Portfolios Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%.

International Bond Portfolio:

Gross operating expenses: Class T, 1.06%. Net operating expenses apply to: Class T, 1.06%.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.40%; Class T, 0.65%. Net operating expenses apply to: Class R, 1.15%; Class T, 0.65%, after contractual reduction through 4/28/2008.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.59%. Net operating expenses apply to: Class T, 0.59%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 1.81%. Net operating expenses apply to: Class T, 1.81%.

Fixed Income Portfolios for periods ended 6/30/07
	Total Returns[1] (Without TARGET Program Fee)			Average Annual Total Returns[1] (with TARGET Program Fee)
	Six Months	One Year	Since Inception[2]	One Year	Five Years	Ten Years	Since Inception[2]
International Bond Portfolio (Class T)	–0.85%	2.26%	—	0.73%	2.82%	1.00%	—
Citigroup Non-U.S. WGBI–Hedged[3]	–0.02	4.02	—	4.02	4.14	5.86	—
Lipper International Income Funds Avg.[4]	0.06	3.55	—	3.55	6.32	4.98	—

Total Return Bond Portfolio (Class R)	–0.47%	N/A	0.80% (8/22/06)	N/A	N/A	N/A	N/A
Total Return Bond Portfolio (Class T)	–0.32	4.61%	—	3.05%	3.22%	4.42%	—
Lehman Brothers U.S. Aggregate Bond Index[3]	0.98	6.12	***	6.12	4.48	6.02	N/A
Lipper Corporate Debt BBB-Rated Funds Avg.[4]	0.92	6.69	****	6.69	5.93	5.82	N/A

6	THE TARGET PORTFOLIO TRUST

Fixed Income Portfolios for periods ended 6/30/07
	Total Returns[1] (Without TARGET Program Fee)			Average Annual Total Returns[1] (with TARGET Program Fee)
	Six Months	One Year	Since Inception[2]	One Year	Five Years	Ten Years	Since Inception[2]
Intermediate-Term Bond Portfolio (Class T)	0.52%	4.86%	—	3.29%	2.43%	3.92%	—
Lehman Brothers Int. Govt./Credit Bond Index[3]	1.44	5.76	—	5.76	4.15	5.66	—
Lipper Int. Inv.-Grade Debt Funds Avg.[4]	0.61	5.54	—	5.54	4.16	5.29	—

Mortgage Backed Securities Portfolio (Class T)	0.57%	5.18%	—	3.61%	1.79%	3.60%	—
Lehman Brothers Mortgage-Backed Securities Index[3]	1.05	6.39	—	6.39	4.15	5.87	—
Citigroup Mortgage-Backed Securities Index[3]	0.87	6.20	—	6.20	4.16	5.88	—
Lipper U.S. Mortgage Funds Avg.[4]	0.68	5.31	—	5.31	3.51	5.11	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.50% for bond portfolios for retail investors. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Citigroup Non-U.S. World Government Bond Index Hedged (WGBI–Hedged) is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. It gives a broad look at how foreign bonds have performed. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad look at how intermediate-term bonds have performed. The Lehman Brothers Mortgage-Backed Securities Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad look at how mortgage-backed securities have performed.

THE TARGET PORTFOLIO TRUST	7

Fixed Income Portfolios Performance (continued)

4The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 5 to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

***Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return is 3.13% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total return is 3.43% for Class R.

Average Annual Since Inception returns are not available for Class R since it has been in existence for less than one year.

8	THE TARGET PORTFOLIO TRUST

Money Market Portfolio Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

U.S. Government Money Market Portfolio:

Gross operating expenses: Class T, 0.52%. Net operating expenses apply to: Class T, 0.52%.

Money Market Portfolio as of 6/30/07
	Total Returns[1] (Without TARGET Program Fee) Six Months	Net Asset Value (NAV)	7-Day Current Yield
U.S. Government Money Market Portfolio (Class T)	2.28%	$1.00	4.95%
Lipper U.S. Government Money Market Funds Avg.[2]	2.25	N/A	N/A
iMoneyNet, Inc. All Taxable Money Market Funds Avg.[3]	N/A	N/A	4.70

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Returns would be lower if the fee were deducted. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2The Lipper average represents returns based on an average of all funds in the respective Lipper categories for the periods noted. The return for the Lipper average would be lower if it reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. U.S. Government Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

3iMoneyNet, Inc. regularly reports a 7-day current yield on Tuesdays for taxable money market funds. This is the data of all funds in the iMoneyNet, Inc. All Taxable Money Market Funds Average category as of 6/26/07, the closest date to the end of our reporting period.

An investment in the U.S. Government Money Market Portfolio (the Portfolio) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

THE TARGET PORTFOLIO TRUST	9

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, TARGET program fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not reflect TARGET program fees. If TARGET program fees were included, the costs would be higher.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the six-month period ended June 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

10	THE TARGET PORTFOLIO TRUST

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,056.70	1.22%	$6.22
Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11
Class T
Actual	$1,000.00	$1,059.30	0.72%	$3.68
Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

Large Capitalization Value Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,065.40	1.21%	$6.20
Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06
Class T
Actual	$1,000.00	$1,068.00	0.71%	$3.64
Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

THE TARGET PORTFOLIO TRUST	11

Fees and Expenses (continued)

Small Capitalization Growth Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,085.00	1.30%	$6.72
Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class T
Actual	$1,000.00	$1,088.10	0.80%	$4.14
Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

Small Capitalization Value Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,077.40	1.23%	$6.34
Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
Class T
Actual	$1,000.00	$1,080.40	0.73%	$3.77
Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

International Equity Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,137.00	1.38%	$7.31
Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90
Class T
Actual	$1,000.00	$1,139.40	0.88%	$4.67
Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

International Bond Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$991.50	1.06%	$5.23
Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

12	THE TARGET PORTFOLIO TRUST

Total Return Bond Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$995.30	1.15%	$5.69
Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class T
Actual	$1,000.00	$996.80	0.65%	$3.22
Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

Intermediate-Term Bond Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,005.20	0.59%	$2.93
Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

Mortgage Backed Securities Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,005.70	1.81%	$9.00
Hypothetical	$1,000.00	$1,015.82	1.81%	$9.05

U.S. Government Money Market Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,022.80	0.52%	$2.61
Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

THE TARGET PORTFOLIO TRUST	13

Portfolio of Investments As of June 30, 2007 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.8%

	Common Stocks

	Aerospace & Defense—4.8%
53,169	Boeing Co.	$5,112,731
61,260	General Dynamics Corp.	4,791,757
40,067	Lockheed Martin Corp.	3,771,507
21,400	Northrop Grumman Corp.	1,666,418

		15,342,413

	Agriculture/Heavy Equipment—2.4%
11,700	Altria Group, Inc.	820,638
102,430	Monsanto Co.	6,918,122
1,400	Universal Corp.	85,288

		7,824,048

	Airlines
300	Copa Holdings, SA (Panama)	20,172

	Auto Components—0.5%
17,700	Paccar, Inc.	1,540,608

	Automobile Manufacturers—1.8%
8,800	Cummins, Inc.	890,648
2,700	Harley-Davidson, Inc.(a)	160,947
37,679	Toyota Motor Corp., ADR (Japan)	4,743,033

		5,794,628

	Beverages—2.0%
50,800	Coca-Cola Co. (The)	2,657,348
91,705	Heinekin NV, ADR (Netherlands)	2,693,165
3,700	Molson Coors Brewing Co.	342,102
11,200	PepsiCo, Inc.	726,320

		6,418,935

	Biotechnology—2.9%
18,400	Amgen, Inc.*	1,017,336
14,900	Applera Corp.—Applied Biosystems Group	455,046
75,108	Genentech, Inc.*	5,682,671
34,638	Genzyme Corp.*	2,230,687

		9,385,740

	Broadcasting—0.3%
7,000	Liberty Media Holding Corp. (Class A Stock)*	823,760

	Business Services—2.6%
1,200	Dun & Bradstreet Corp.	123,576
19,100	Manpower, Inc.	1,761,784

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	15

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Business Services (cont’d.)
38,201	MasterCard, Inc.	$6,336,400

		8,221,760

	Cable Television—0.4%
54,538	DIRECTV Group, Inc. (The)*	1,260,373

	Chemicals—1.2%
9,833	Air Products & Chemicals, Inc.	790,278
2,800	Ashland, Inc.	179,060
10,700	Celanese Corp.	414,946
32,500	Praxair, Inc.	2,339,675

		3,723,959

	Clothing & Apparel—0.1%
4,400	Coach, Inc.*	208,516

	Commercial Services—2.6%
50,400	Accenture Ltd. (Class A Stock)(a)	2,161,656
29,601	Expedia, Inc.*(a)	867,013
1,400	Gartner, Inc.*	34,426
19,900	IAC InterActiveCorp.*	688,739
22,700	McKesson Corp.	1,353,828
48,650	Moody’s Corp.(a)	3,026,030
3,600	Total System Services, Inc.	106,236

		8,237,928

	Commercial Services & Supplies—0.1%
10,900	Avis Budget Group*	309,887

	Communication Equipment—0.2%
18,900	Juniper Networks, Inc.*(a)	475,713

	Computer Hardware—3.5%
46,017	Apple Computer, Inc.*	5,615,915
29,700	Dell, Inc.*	847,935
48,400	Hewlett-Packard Co.	2,159,608
14,700	International Business Machines Corp.	1,547,175
38,800	Synopsys, Inc.*	1,025,484

		11,196,117

	Computer Services & Software—2.5%
13,000	Amazon.com, Inc.*(a)	889,330
1,200	DST Systems, Inc.*	95,052
234,900	Microsoft Corp.	6,922,503

		7,906,885

See Notes to Financial Statements.

16	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Computers—0.4%
22,500	Lexmark International, Inc. (Class A Stock)*	$1,109,475

	Computers & Peripherals—0.7%
115,600	EMC Corp.*	2,092,360

	Construction
2,500	American Standard Cos., Inc.	147,450

	Consumer Products & Services—0.7%
16,600	American Greetings Corp. (Class A Stock)	470,278
3,900	Convergys Corp.*	94,536
3,845	Proctor & Gamble Co.	235,276
27,900	UST, Inc.(a)	1,498,509

		2,298,599

	Diversified—0.4%
15,300	3M Co.(a)	1,327,887

	Diversified Manufacturing—0.2%
11,000	Honeywell International, Inc.	619,080

	Education—0.2%
5,200	ITT Educational Services, Inc.*	610,376

	Electrical Equipment—0.1%
5,100	General Cable Corp.*	386,325

	Electronic Components—2.2%
22,100	Adobe Systems, Inc.*	887,315
18,500	Avnet, Inc.*(a)	733,340
16,600	Energizer Holdings, Inc.*	1,653,360
4,900	MEMC Electronic Materials, Inc.*	299,488
23,800	Nvdia Corp.*(a)	983,178
20,000	Raytheon Co.	1,077,800
20,000	Reliant Energy, Inc.*	539,000
7,900	Waters Corp.*	468,944
4,300	WW Grainger, Inc.	400,115

		7,042,540

	Electronics—0.1%
3,200	Mettler-Toledo International, Inc.*	305,632

	Energy—0.2%
7,600	TXU Corp.	511,480

	Energy Equipment & Services—0.9%
18,600	GlobalSantaFe Corp. (Cayman Islands)	1,343,850
17,000	Holly Corp.	1,261,230
4,000	Tidewater, Inc.	283,520

		2,888,600

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Entertainment & Leisure—1.1%
47,394	Las Vegas Sands, Inc.*(a)	$3,620,428

	Equipment Services—0.2%
6,800	Transocean, Inc.*	720,664

	Finance—0.2%
5,800	AMBAC Financial Group, Inc.(a)	505,702

	Financial—Bank & Trust—3.6%
117,500	China Merchants Bank Co. Ltd. (China)	357,645
8,000	Hudson City Bancorp, Inc.(a)	97,760
6,472,000	Industrial & Commercial Bank of China (Hong Kong)	3,592,245
75,383	UBS AG (Switzerland)	4,523,734
87,503	Wells Fargo & Co.	3,077,480

		11,648,864

	Financial Services—4.3%
39,000	AmeriCredit Corp.*	1,035,450
5,640	Ameriprise Financial, Inc.	358,535
26,325	Goldman Sachs Group, Inc.	5,705,943
23,700	JPMorgan Chase & Co.	1,148,265
44,163	Lehman Brothers Holdings, Inc.	3,291,027
21,200	Merrill Lynch & Co., Inc.	1,771,896
1,700	Nuveen Investments, Inc.(a)	105,655
3,600	SLM Corp.	207,288
2,200	T. Rowe Price Group, Inc.	114,158

		13,738,217

	Food Products—1.0%
52,374	Kraft Foods, Inc. (Class A Stock)	1,846,184
50,900	Kroger Co. (The)	1,431,817

		3,278,001

	Food—0.4%
56,100	Tyson Foods, Inc. (Class A Stock)	1,292,544

	Healthcare Equipment & Supplies—0.7%
9,200	Eli Lilly & Co.	514,096
20,400	Zimmer Holdings, Inc.*	1,731,756

		2,245,852

	Healthcare Providers & Services—0.4%
25,600	CIGNA Corp.	1,336,832

	Healthcare Services—4.8%
28,600	AmerisourceBergen Corp.	1,414,842
3,600	Biogen Idec, Inc.*	192,600

See Notes to Financial Statements.

18	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Healthcare Services (cont’d.)
8,900	HLTH Corp.*	$124,689
26,500	Humana, Inc.*	1,614,115
226,451	UnitedHealth Group, Inc.	11,580,704
4,400	Wellcare Group, Inc.*	398,244

		15,325,194

	Hotels & Motels—3.0%
48,278	MGM Mirage*	3,981,969
7,030	Station Casinos, Inc.	610,204
56,540	Wynn Resorts Ltd.(a)	5,071,073

		9,663,246

	Hotels, Restaurants & Leisure—2.3%
7,100	Carnival Corp.	346,267
39,600	Marriott International, Inc. (Class A Stock)	1,712,304
102,470	McDonald’s Corp.	5,201,377

		7,259,948

	Insurance—0.4%
5,400	Genworth Financial, Inc.	185,760
18,011	MBIA, Inc.	1,120,644

		1,306,404

	Internet & Catalog Retail—0.4%
35,100	eBay, Inc.*(a)	1,129,518

	Internet Services—1.5%
5,296	Google, Inc. (Class A Stock)*	2,771,820
93,900	Symantec Corp.*	1,896,780
3,700	Valueclick, Inc.*	109,002

		4,777,602

	IT Services
2,000	First Data Corp.	65,340

	Leisure Equipment & Products—0.1%
8,200	Hasbro, Inc.	257,562

	Lumber & Wood Products
4,600	Domtar Corp. (Canada)*	51,336

	Machinery & Equipment—0.8%
34,600	AGCO Corp.*(a)	1,501,986
100	Deere & Co.	12,074
13,700	Terex Corp.*(a)	1,113,810

		2,627,870

	Manufacturing—0.3%
28,700	General Electric Co.	1,098,636

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	19

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Media—4.3%
49,650	CBS Corp. (Class B Stock)	$1,654,338
221,526	Comcast Corp. (Class A Stock)*(a)	6,229,311
22,700	McGraw-Hill Cos., Inc.(a)	1,545,416
96,300	Time Warner, Inc.(a)	2,026,152
63,400	Walt Disney Co. (The)	2,164,476

		13,619,693

	Medical Supplies & Equipment—1.2%
4,901	Baxter International, Inc.	276,122
40,200	Johnson & Johnson	2,477,124
16,200	Medtronic, Inc.	840,132
7,400	St. Jude Medical, Inc.*(a)	307,026
600	Stryker Corp.	37,854

		3,938,258

	Metals & Mining—1.4%
1,600	AK Steel Holding Corp.*	59,792
2,900	Cleveland-Cliffs, Inc.	225,243
22,874	Freeport-Mcmoran Copper & Gold, Inc.	1,894,425
27,200	Nucor Corp.	1,595,280
200	Precision Castparts Corp.	24,272
1,400	Steel Dynamics, Inc.	58,674
5,700	United States Steel Corp.	619,875

		4,477,561

	Miscellaneous Manufacturers—0.2%
8,300	SPX Corp.	728,823

	Multi-Line Retail
1,500	J.C. Penney Co., Inc.	108,570

	Oil, Gas & Consumable Fuels—4.8%
15,081	Anadarko Petroleum Corp.	784,061
5,247	Apache Corp.	428,103
9,152	Baker Hughes, Inc.	769,958
2,400	Cabot Oil & Gas Corp.	88,512
12,088	Cameron International Corp.*	863,929
31,091	Devon Energy Corp.(a)	2,434,114
9,000	Dresser-Rand Group, Inc.*	355,500
3,100	EOG Resources, Inc.	226,486
22,100	Exxon Mobil Corp.	1,853,748
4,036	Halliburton Co.	139,242
13,920	Marathon Oil Corp.	834,643
2,100	Pioneer Natural Resources Co.	102,291
12,300	Plains Exploration & Production Co.*	588,063

See Notes to Financial Statements.

20	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (cont’d.)
48,308	Schlumberger Ltd.	$4,103,282
3,200	Seacor Holdings, Inc.*	298,752
1,800	Tesoro Corp.	102,870
15,000	Valero Energy Corp.	1,107,900
7,800	Western Refining, Inc.	450,840

		15,532,294

	Paper & Forest Products
1,000	Owens-Illinois, Inc.*	35,000

	Pharmaceuticals—4.8%
51,256	Amylin Pharmaceuticals, Inc.*(a)	2,109,697
40,300	Forest Laboratories, Inc.*	1,839,695
63,600	Gilead Sciences, Inc.*	2,465,772
15,500	Medco Health Solutions*	1,208,845
24,200	Merck & Co., Inc.(a)	1,205,160
70,800	Millennium Pharmaceuticals, Inc.*	748,356
74,900	Pfizer, Inc.	1,915,193
125,883	Schering-Plough Corp.	3,831,879
6,500	Watson Pharmaceuticals, Inc.*	211,445

		15,536,042

	Real Estate Investment Trusts—1.4%
25,832	CB Richard Ellis Group, Inc.*	942,868
10,100	Istar Financial, Inc.	447,733
10,300	Jones Lang Lasal, Inc.(a)	1,169,050
2,700	ProLogis	153,630
2,800	Simon Property Group, Inc.	260,512
2,100	SL Green Realty Corp.(a)	260,169
28,423	St. Joe Co. (The)(a)	1,317,122

		4,551,084

	Restaurants—1.4%
137,164	Yum! Brands, Inc.	4,488,006

	Retail & Merchandising—4.5%
6,600	Aeropostale, Inc.*	275,088
7,200	American Eagle Outfitters, Inc.	184,752
67,100	AutoNation, Inc.*	1,505,724
200	Brinker International, Inc.	5,854
78,413	CVS Corp.	2,858,154
31,700	Darden Restaurants, Inc.	1,394,483
500	Estee Lauder Cos., Inc. (The)	22,755
127,866	Lowe’s Cos., Inc.	3,924,208
16,130	Macy’s, Inc.	641,651
49,500	Radioshack Corp.(a)	1,640,430
23,100	Safeway, Inc.	786,093
27,100	Wal-Mart Stores, Inc.	1,303,781

		14,542,973

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	21

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Road & Rail
2,700	Landstar System, Inc.	$130,275

	Semiconductors—3.7%
31,400	Atmel Corp.*	174,584
261,286	Intel Corp.	6,208,155
37,700	Intersil Holding Corp.	1,186,042
45,100	Novellus Systems, Inc.*(a)	1,279,487
79,900	Texas Instruments, Inc.(a)	3,006,637

		11,854,905

	Telecommunication Services—0.9%
72,139	AT&T, Inc.	2,993,769

	Telecommunications—5.7%
61,610	America Movil SA de CV, ADR (Mexico)	3,815,507
9,900	Andrew Corp.*	142,956
132,000	China Mobile Ltd. (Hong Kong)	1,417,204
323,510	Cisco Systems, Inc.*	9,009,754
1,600	Embarq Corp.(a)	101,392
28,900	Polycom, Inc.*	971,040
20,600	Qwest Communications International, Inc.*	199,820
87,907	Sprint Nextel Corp.(a)	1,820,554
5,300	Telephone & Data Systems, Inc.	331,621
4,400	United States Cellular Corp.*	398,640

		18,208,488

	Textiles, Apparel & Luxury Goods
800	NIKE, Inc. (Class B Stock)	46,632

	Transportation—4.7%
48,597	Burlington Northern Santa Fe Corp.	4,137,549
24,000	CSX Corp.	1,081,920
39,832	FedEx Corp.	4,420,157
9,300	J.B. Hunt Transport Services, Inc.	272,676
45,456	Union Pacific Corp.	5,234,258

		15,146,560

	Utilities—0.3%
18,500	PG&E Corp.	838,050

	Total long-term investments (cost $264,326,857)	316,757,989

See Notes to Financial Statements.

22	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—14.0%

	Affiliated Money Market Mutual Fund
44,840,469	Dryden Core Investment Fund—Taxable Money Market Series (cost $44,840,469; includes $39,958,077 of cash collateral for securities on loan) (Note 3)(b)(w)	$44,840,469

	Total Investments—112.8% (cost $309,167,326; Note 5)	361,598,458
	Liabilities in excess of other assets—(12.8)%	(40,963,572)

	Net Assets—100%	$320,634,886

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $37,731,016; cash collateral of $39,958,077 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (12.5% represents purchased with collateral from securities on loan)	14.0%
Telecommunications	5.7
Pharmaceuticals	4.8
Oil, Gas & Consumable Fuels	4.8
Aerospace & Defense	4.8
Healthcare Services	4.8
Transportation	4.7
Retail & Merchandising	4.5
Financial Services	4.3
Media	4.3
Semiconductors	3.7
Financial—Bank & Trust	3.6
Computer Hardware	3.5
Hotels & Motels	3.0
Biotechnology	2.9
Commercial Services	2.6
Business Services	2.6
Computer Services & Software	2.5
Agriculture/Heavy Equipment	2.4
Hotels, Restaurants & Leisure	2.3
Electronic Components	2.2
Beverages	2.0
Automobile Manufacturers	1.8
Internet Services	1.5
Real Estate Investment Trusts	1.4
Restaurants	1.4
Metals & Mining	1.4

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	23

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Industry (cont’d.)
Medical Supplies & Equipment	1.2%
Chemicals	1.2
Entertainment & Leisure	1.1
Food Products	1.0
Telecommunication Services	0.9
Energy Equipment & Services	0.9
Machinery & Equipment	0.8
Consumer Products & Services	0.7
Healthcare Equipment & Supplies	0.7
Computers & Peripherals	0.7
Auto Components	0.5
Healthcare Providers & Services	0.4
Diversified	0.4
Insurance	0.4
Foods	0.4
Cable Television	0.4
Internet & Catalog Retail	0.4
Computers	0.4
Manufacturing	0.3
Utilities	0.3
Broadcasting	0.3
Miscellaneous Manufacturers	0.2
Equipment Services	0.2
Diversified Manufacturing	0.2
Education	0.2
Energy	0.2
Finance	0.2
Communication Equipment	0.2
Electrical Equipment	0.1
Commercial Services & Supplies	0.1
Electronics	0.1
Leisure Equipment & Products	0.1
Clothing & Apparel	0.1

112.8
Liabilities in excess of other assets	(12.8)

100.0%

See Notes to Financial Statements.

24	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2007 (Unaudited)	Large Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.3%

	Common Stocks

	Aerospace & Defense—2.0%
5,200	Goodrich Corp.	$309,712
81,100	Northrop Grumman Corp.	6,315,257
24,200	United Technologies Corp.	1,716,506

		8,341,475

	Apparel—0.4%
48,500	Jones Apparel Group, Inc.(a)	1,370,125
2,800	NIKE, Inc. (Class B Stock)	163,212

		1,533,337

	Auto Components—1.1%
18,800	Johnson Controls, Inc.	2,176,476
10,400	Magna International, Inc. (Class A Stock) (Canada)	946,296
17,400	Paccar, Inc.	1,514,496

		4,637,268

	Automobiles—0.7%
50,000	General Motors Corp.(a)	1,890,000
17,300	Harley-Davidson, Inc.(a)	1,031,253

		2,921,253

	Banks—0.4%
18,700	SunTrust Banks, Inc.	1,603,338

	Beverages—0.6%
23,900	Anheuser-Busch Cos., Inc.	1,246,624
53,300	Coca-Cola Enterprises, Inc.	1,279,200

		2,525,824

	Biotechnology—0.3%
13,300	Amgen, Inc.*	735,357
8,200	Biogen Idec, Inc.*	438,700

		1,174,057

	Building Materials—0.3%
39,100	Masco Corp.	1,113,177

	Chemicals—3.2%
18,700	Air Products & Chemicals, Inc.	1,502,919
106,600	Dow Chemical Co. (The)	4,713,852
44,400	Eastman Chemical Co.	2,856,252
17,100	PPG Industries, Inc.	1,301,481
10,600	Praxair, Inc.	763,094

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	25

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Chemicals (cont’d.)
37,500	Rohm & Haas Co.	$2,050,500

		13,188,098

	Commercial Banks—6.7%
236,386	Bank of America Corp.	11,556,911
13,500	BB&T Corp.	549,180
16,400	State Street Corp.	1,121,760
107,600	U.S. Bancorp	3,545,420
13,200	UnionBanCal Corp.	788,040
144,700	Wachovia Corp.	7,415,875
78,500	Wells Fargo & Co.	2,760,845
700	Zions Bancorp	53,837

		27,791,868

	Commercial Services & Supplies
1,900	McKesson Corp.	113,316

	Computer Services & Software
600	Cognizant Technology Solutions Corp*	45,054

	Computers & Peripherals—1.0%
1,500	Affiliated Computer Services, Inc. (Class A Stock)*	85,080
55,100	Hewlett-Packard Co.	2,458,562
14,100	International Business Machines Corp.(a)	1,484,025
69,000	Sun Microsystems, Inc.*	362,940

		4,390,607

	Conglomerates—0.1%
2,900	Textron, Inc.(a)	319,319

	Construction—0.3%
4,800	KB Home	188,976
34,700	Toll Brothers, Inc.(a)*	866,806

		1,055,782

	Consumer Products—1.3%
9,900	Avon Products, Inc.	363,825
82,500	Procter & Gamble Co.	5,048,175

		5,412,000

	Diversified Financial Services—6.9%
41,700	Bank of New York Co., Inc. (The)*	1,728,048
22,300	Capital One Financial Corp.(a)	1,749,212
40,900	CIT Group, Inc.(a)	2,242,547
221,000	Citigroup, Inc.	11,335,090
6,800	E*Trade Financial Corp.*	150,212
56,400	JPMorgan Chase & Co.	2,732,580

See Notes to Financial Statements.

26	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Diversified Financial Services (cont’d.)
38,000	Lehman Brothers Holdings, Inc.	$2,831,760
34,600	MBIA, Inc.	2,152,812
2,600	Morgan Stanley*(j)	180,726
46,200	Morgan Stanley	3,875,256

		28,978,243

	Diversified Machinery—0.2%
12,300	Ingersoll-Rand Co. Ltd. (Class A Stock)	674,286

	Diversified Telecommunication Services—2.2%
32,700	Sprint Nextel Corp.	677,217
207,700	Verizon Communications, Inc.	8,551,009

		9,228,226

	Electric-Integrated—0.2%
54,600	Sierra Pacific Resources*	958,776

	Electric Utilities—4.3%
28,100	American Electric Power Co., Inc.	1,265,624
68,100	CMS Energy Corp.(a)	1,171,320
13,600	Consolidated Edison, Inc.(a)	613,632
15,200	Dominion Resources, Inc.	1,311,912
7,500	DTE Energy Co.	361,650
13,300	Dynegy, Inc.*	125,552
73,700	Edison International	4,136,044
53,700	Exelon Corp.	3,898,620
31,300	FirstEnergy Corp.	2,026,049
31,300	FPL Group, Inc.	1,775,962
7,300	PG&E Corp.	330,690
7,000	Pinnacle West Capital Corp.	278,950
30,500	Xcel Energy, Inc.	624,335

		17,920,340

	Energy Equipment & Services—1.5%
60,000	GlobalSantaFe Corp.	4,335,000
61,600	Halliburton Co.	2,125,200

		6,460,200

	Exchange Traded Funds—0.1%
5,450	iShares Russell 1000 Value Index Fund	472,733

	Financial-Bank & Trust—0.7%
27,900	Comerica, Inc.(a)	1,659,213
6,100	Hudson City Bancorp, Inc.(a)	74,542
36,000	TCF Financial Corp.(a)	1,000,800

		2,734,555

	Financial-Brokerage—0.4%
5,300	Bear Stearns Cos., Inc. (The)(a)	742,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Financial-Brokerage (cont’d.)
14,700	MGIC Investment Corp.(a)	$835,842

		1,577,842

	Financial Services—0.2%
4,300	Franklin Resources, Inc.	569,621
13,200	TD Ameritrade Holding Corp.*	264,000

		833,621

	Food & Staples Retailing—0.9%
23,400	Safeway, Inc.	796,302
59,500	Wal-Mart Stores, Inc.	2,862,545

		3,658,847

	Food Products—0.9%
40,000	Archer Daniels Midland Co.	1,323,600
16,400	Kellogg Co.	849,356
36,073	Kraft Foods, Inc. (Class A Stock)	1,271,573
5,000	SYSCO Corp.	164,950

		3,609,479

	Foods—0.4%
8,500	General Mills, Inc.	496,570
21,200	SUPERVALU, Inc.	981,984

		1,478,554

	Gas & Pipeline Utilities—0.2%
32,600	Northeast Utilities	924,536

	Healthcare Equipment & Supplies—0.6%
5,200	Sepracor, Inc.(a)*	213,304
39,500	Wyeth	2,264,930

		2,478,234

	Healthcare Providers & Services—1.4%
11,500	Aetna, Inc.	568,100
48,900	CIGNA Corp.	2,553,558
184,800	Tenet Healthcare Corp.(a)*	1,203,048
4,100	UnitedHealth Group, Inc.	209,674
16,500	WellPoint, Inc.*	1,317,195

		5,851,575

	Hotels, Restaurants & Leisure—1.8%
45,100	Carnival Corp.	2,199,527
55,400	McDonald’s Corp.	2,812,104
5,900	Starwood Hotels & Resorts Worldwide, Inc.	395,713
33,580	Wyndham Worldwide Corp.*	1,217,611

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Hotels, Restaurants & Leisure (cont’d.)
30,800	Yum! Brands, Inc.	$1,007,776

		7,632,731

	Household Durables—1.5%
32,200	Centex Corp.(a)	1,291,220
13,600	Fortune Brands, Inc.	1,120,232
95,800	Lennar Corp. (Class A Stock)(a)	3,502,448
7,280	Lennar Corp. (Class B Stock)	255,965

		6,169,865

	Household Products—0.6%
35,900	Kimberly-Clark Corp.	2,401,351

	Independent Power Producers & Energy Traders—1.0%
59,400	TXU Corp.	3,997,620

	Industrial Conglomerates—3.9%
13,700	3M Co.(a)	1,189,023
262,700	General Electric Co.	10,056,156
152,100	Tyco International Ltd. (Bermuda)*	5,139,459

		16,384,638

	Industrial Machinery—0.2%
8,700	Eaton Corp.	809,100

	Industrial Products—0.2%
19,800	Dover Corp.	1,012,770

	Insurance—9.3%
14,000	AFLAC, Inc.	719,600
78,200	Allstate Corp. (The)	4,810,082
26,100	Ambac Financial Group, Inc.	2,275,659
25,400	American International Group, Inc.	1,778,762
18,900	Assurant, Inc.	1,113,588
14,600	Axis Capital Holdings Ltd. (Bermuda)	593,490
9,800	Chubb Corp.	530,572
140,300	Genworth Financial, Inc.	4,826,320
21,600	Hanover Insurance Group, Inc. (The)	1,053,864
5,900	Hartford Financial Services Group, Inc. (The)	581,209
2,900	Lincoln National Corp.	205,755
137,570	MetLife, Inc.	8,870,514
8,400	Protective Life Corp.	401,604
12,500	RenaissanceRe Holdings Ltd.(Bermuda)	774,875
111,600	Travelers Cos., Inc. (The)	5,970,600
94,200	Unum Group	2,459,562
10,200	WR Berkely Corp.	331,908
19,900	XL Capital Ltd.(a)	1,677,371

		38,975,335

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Internet Services
100	Yahoo!, Inc.*	$2,713

	IT Services—1.2%
129,400	Electronic Data System Corp.	3,588,262
49,400	First Data Corp.	1,613,898

		5,202,160

	Machinery—1.3%
12,200	Caterpillar, Inc.	955,260
32,600	Deere & Co.	3,936,124
7,100	Rockwell Automation, Inc.	493,024

		5,384,408

	Media—3.4%
117,100	CBS Corp. (Class B Stock)	3,901,772
33,300	Comcast Corp. (Class A Stock)*	936,396
34,300	Gannett Co., Inc.(a)	1,884,785
62,900	Idearc, Inc.	2,222,257
96,300	News Corp. (Class A Stock)	2,042,523
27,800	Time Warner, Inc.	584,912
79,500	Walt Disney Co. (The)	2,714,130

		14,286,775

	Metals & Mining—2.2%
136,676	Alcoa, Inc.	5,539,478
34,345	Freeport-McMoRan Copper & Gold, Inc.	2,844,453
9,300	United States Steel Corp.	1,011,375

		9,395,306

	Miscellaneous Manufacturers—0.1%
8,200	Illinois Tool Works, Inc.	444,358

	Multi-Line Retail—0.4%
3,600	Abercrombie & Fitch Co. (Class A Stock)	262,728
10,000	J.C. Penney Co., Inc.	723,800
8,700	Kohl’s Corp.*	617,961

		1,604,489

	Multi-Utilities & Unregulated Power—0.1%
12,700	SCANA Corp.	486,283

	Networking Equipment
4,300	Juniper Networks, Inc.(a)*	108,231

	Oil, Gas & Consumable Fuels—10.6%
45,800	Apache Corp.	3,736,822
62,000	ChevronTexaco Corp.	5,222,880

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (cont’d.)
85,100	ConocoPhillips	$6,680,350
15,800	Devon Energy Corp.	1,236,982
6,400	EOG Resources, Inc.(a)	467,584
100,000	Exxon Mobil Corp.	8,388,000
19,000	Hess Corp.	1,120,240
3,500	Marathon Oil Corp.	209,860
126,500	Occidental Petroleum Corp.	7,321,820
6,800	Pride International, Inc.*	254,728
21,500	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	1,792,025
8,900	Schlumberger Ltd. (Netherlands)	755,966
13,000	Sunoco, Inc.	1,035,840
53,600	Valero Energy Corp.	3,958,896
30,800	XTO Energy, Inc.	1,851,080

		44,033,073

	Paper & Forest Products—0.4%
100,400	Domtar Corp. (Canada)*	1,120,464
8,920	Weyerhauser Co.	704,056

		1,824,520

	Pharmaceuticals—4.6%
18,500	Abbott Laboratories	990,675
42,000	Eli Lilly & Co.	2,346,960
49,300	Johnson & Johnson	3,037,866
106,200	Merck & Co., Inc.	5,288,760
219,600	Pfizer, Inc.	5,615,172
56,900	Schering-Plough Corp.	1,732,036

		19,011,469

	Railroads & Equipment—0.5%
100	CSX Corp.	4,508
41,900	Norfolk Southern Corp.	2,202,683

		2,207,191

	Real Estate Investment Trusts—1.5%
5,600	Apartment Investment & Management Co. (Class A Stock)(a)	282,352
5,400	Boston Properties, Inc.(a)	551,502
11,200	Duke Realty Corp.	399,504
18,100	Health Care Property Investors, Inc.(a)	523,633
20,900	Hospitality Properties Trust(a)	867,141
10,600	Host Marriott Corp.	245,072
44,500	ProLogis	2,532,050
1,200	Simon Property Group, Inc.	111,648
6,100	Vornado Realty Trust(a)	670,024

		6,182,926

	Retail & Merchandising—1.2%
37,400	AutoNation, Inc.(a)*	839,256
11,200	Colgate-Palmolive Co.	726,320

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Retail & Merchandising (cont’d.)
8,400	CVS Caremark Corp.	$306,180
12,100	Family Dollar Stores, Inc.	415,272
69,500	Gap, Inc. (The)	1,327,450
31,400	Macy’s, Inc.	1,249,092
4,700	Target Corp.	298,920

		5,162,490

	Road & Rail—0.4%
7,140	Avis Budget Group, Inc.*	202,990
17,400	Burlington Northern Santa Fe Corp.	1,481,436

		1,684,426

	Semiconductors & Semiconductor Equipment—0.3%
14,400	Altera Corp.(a)	318,672
5,700	Broadcom Corp. (Class A Stock)*	166,725
28,100	LSI Logic Corp.*	211,031
17,400	Xilinx, Inc.(a)	465,798

		1,162,226

	Software—2.3%
44,700	BMC Software, Inc.(a)*	1,354,410
154,658	CA, Inc.(a)	3,994,816
138,000	Microsoft Corp.	4,066,860
1,400	Oracle Corp.*	27,594

		9,443,680

	Specialty Retail—1.3%
94,100	Home Depot, Inc. (The)	3,702,835
41,900	Limited Brands, Inc.	1,150,155
20,500	Staples, Inc.	486,465

		5,339,455

	Telecommunication Services—3.0%
285,400	AT&T, Inc.	11,844,100
30,800	Corning, Inc.*	786,940
2,300	Motorola, Inc.	40,710

		12,671,750

	Telecommunications—0.3%
29,500	Cisco Systems, Inc.*	821,575
16,500	Crown Castle International Corp.(a)*	598,455

		1,420,030

	Thrifts & Mortgage Finance—3.5%
111,200	Countrywide Credit Industries, Inc.(a)	4,042,120
15,800	Fannie Mae	1,032,214

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Thrifts & Mortgage Finance (cont’d.)
88,500	Freddie Mac(a)	$5,371,950
95,400	Washington Mutual, Inc.(a)	4,067,856

		14,514,140

	Tobacco—1.6%
92,400	Altria Group, Inc.	6,480,936

	Transportation—0.1%
13,500	Royal Caribbean Cruises Ltd. (Liberia)	580,230

	Total long-term investments (cost $325,865,384)	410,022,495

	SHORT-TERM INVESTMENT—12.0%
	Affiliated Money Market Mutual Fund
50,133,688	Dryden Core Investment Fund—Taxable Money Market Series (cost $50,133,688; includes $42,213,138 of cash collateral for securities on loan) (Note 3)(b)(w)	50,133,688

	Total Investments—110.3% (cost $375,999,072; Note 5)	460,156,183
	Liabilities in excess of other assets—(10.3%)	(42,953,754)

	Net Assets—100%	$417,202,429

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $40,529,564; cash collateral of $42,213,138 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Indicates a when-issued security (Note 1).
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (10.1% represents investments purchased with collateral from securities on loan)	12.0%
Oil, Gas & Consumable Fuels	10.6
Insurance	9.3
Diversified Financial Services	6.9
Commercial Banks	6.7
Pharmaceuticals	4.6
Electric Utilities	4.3
Industrial Conglomerates	3.9
Thrifts & Mortgage Finance	3.5
Media	3.4
Chemicals	3.2
Telecommunication Services	3.0
Software	2.3
Metals & Mining	2.2

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Industry (cont’d.)
Diversified Telecommunication Services	2.2%
Aerospace & Defense	2.0
Hotels, Restaurants & Leisure	1.8
Tobacco	1.6
Energy Equipment & Services	1.5
Real Estate Investment Trusts	1.5
Household Durables	1.5
Healthcare Providers & Services	1.4
Consumer Products	1.3
Machinery	1.3
Specialty Retail	1.3
IT Services	1.2
Retail & Merchandising	1.2
Auto Components	1.1
Computers & Peripherals	1.0
Independent Power Producers & Energy Traders	1.0
Food & Staples Retailing	0.9
Food Products	0.9
Automobiles	0.7
Financial-Bank & Trust	0.7
Beverages	0.6
Healthcare Equipment & Supplies	0.6
Household Products	0.6
Railroads & Equipment	0.5
Paper & Forest Products	0.4
Road & Rail	0.4
Multi-Line Retail	0.4
Banks	0.4
Financial-Brokerage	0.4
Apparel	0.4
Foods	0.4
Telecommunications	0.3
Biotechnology	0.3
Semiconductors & Semiconductor Equipment	0.3
Building Materials	0.3
Construction	0.3
Industrial Products	0.2
Electric-Integrated	0.2
Gas & Pipeline Utilities	0.2
Financial Services	0.2
Industrial Machinery	0.2
Diversified Machinery	0.2
Transportation	0.1
Multi-Utilities & Unregulated Power	0.1
Exchange Traded Funds	0.1
Miscellaneous Manufacturers	0.1
Conglomerates	0.1

110.3
Liabilities in excess of other assets	(10.3)

100.0%

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

Small Capitalization Growth Portfolio	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—97.2%

	Common Stocks

	Advertising—0.6%
53,230	Marchex, Inc. (Class B Stock)(a)	$868,714

	Aerospace—2.2%
65,909	AAR Corp.*(a)	2,175,656
25,280	BE Aerospace, Inc.*	1,044,064

		3,219,720

	Aerospace & Defense—1.4%
33,160	HEICO Corp.	1,395,373
33,840	Orbital Sciences Corp.*	710,978

		2,106,351

	Automobile Manufacturers—0.4%
25,670	LKQ Corp.*	633,022

	Automotive Parts—0.3%
23,000	Amerigon, Inc.*	413,770

	Banks—1.0%
41,022	Signature Bank*(a)	1,398,850

	Biotechnology—1.4%
51,013	Illumina, Inc.*(a)	2,070,618

	Broadcasting—0.4%
30,600	DG FastChannel, Inc.*	623,628

	Capital Markets—0.5%
48,000	Thomas Weisel Partners Group, Inc.*(a)	799,200

	Clothing & Apparel—1.5%
9,290	Crocs, Inc.*(a)	399,749
46,300	Iconix Brand Group, Inc.*(a)	1,028,786
14,720	Volcom, Inc.*(a)	737,913

		2,166,448

	Commercial Services—6.5%
45,250	Barrett Business Services, Inc.	1,168,807
58,729	CoStar Group, Inc.*(a)	3,105,590
34,135	CRA International, Inc.*	1,645,307
20,510	FirstService Corp. (Canada)*	738,770
41,940	Rollins, Inc.	954,974
19,580	Steiner Leisure Ltd.*	961,770
20,400	Team, Inc.*	917,388

		9,492,606

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	35

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Computer Networking—0.5%
22,220	Atheros Communications*(a)	$685,265

	Computer Services & Software—4.7%
37,730	Advent Software, Inc.*(a)	1,228,111
48,060	Concur Technologies, Inc.*(a)	1,098,171
116,071	Informatica Corp.*	1,714,369
30,340	Polypore International, Inc.*	533,074
19,340	PROS Holdings, Inc.*	253,354
23,560	The9 Ltd., ADR (Cayman Islands)*(a)	1,089,885
30,290	THQ, Inc.*(a)	924,451

		6,841,415

	Construction—1.5%
11,500	Granite Construction, Inc.	738,070
30,603	Shaw Group, Inc.*	1,416,613

		2,154,683

	Education—0.7%
30,940	DeVry, Inc.	1,052,579

	Electronic Components—3.5%
56,420	Coherent, Inc.*(a)	1,721,374
13,470	Digital River, Inc.*	609,518
30,650	Houston Wire & Cable Co.*(a)	870,766
33,200	Rogers Corp.*	1,228,400
23,206	Trimble Navigation Ltd.*	747,233

		5,177,291

	Entertainment & Leisure—4.6%
36,470	Allegiant Travel Co.*(a)	1,121,088
104,900	Century Casinos, Inc.*(a)	943,051
18,600	Life Time Fitness, Inc.*(a)	990,078
46,620	Scientific Games Corp. (Class A Stock)*(a)	1,629,369
124,358	Shuffle Master, Inc.*(a)	2,064,343

		6,747,929

	Financial—Bank & Trust—0.2%
14,880	FBR Capital Markets Corp.*	251,472

	Financial—Brokerage—0.5%
30,330	Penson Worldwide, Inc.*	743,995

	Financial Services—7.6%
40,439	Cohen & Steers, Inc.	1,757,074
48,950	Euronet Worldwide, Inc.*(a)	1,427,382
22,920	GFI Group, Inc.*	1,661,242
19,815	Greenhill & Co., Inc.(a)	1,361,489

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Financial Services (cont’d.)
24,650	Investment Technology Group, Inc.*	$1,068,084
30,520	KBW, Inc.*(a)	896,678
24,100	optionsXpress Holdings, Inc.(a)	618,406
19,150	Portfolio Recovery Associates, Inc.(a)	1,149,383
51,783	Texas Capital Bancshares, Inc.*(a)	1,157,350

		11,097,088

	Food & Staples Retailing—0.4%
55,490	SunOpta, Inc.*(a)	618,714

	Healthcare Equipment & Supplies—1.2%
26,470	ArthroCare Corp.*(a)	1,162,298
13,030	Kyphon, Inc.*(a)	627,394

		1,789,692

	Healthcare Services—3.5%
17,040	Healthways, Inc.*	807,185
25,600	HMS Holdings Corp.*	489,984
14,020	Pediatrix Medical Group, Inc.*	773,203
25,170	Systems Xcellence, Inc. (Canada) *	724,141
117,110	Trizetto Group, Inc. (The)*(a)	2,267,249

		5,061,762

	Hotels & Motels—0.5%
21,420	Home Inns & Hotels Management, Inc., ADR (China)*(a)	689,938

	Industrial Products—0.5%
19,860	Am Castle & Co.	713,173

	Insurance—1.4%
36,530	Amtrust Financial Services, Inc.	686,399
44,650	Security Capital Assurance Ltd. (Bermuda)	1,378,345

		2,064,744

	Internet Services—10.3%
65,168	Avocent Corp.*(a)	1,890,524
111,660	Cybersource Corp.*(a)	1,346,619
21,390	DealerTrack Holdings, Inc.*	788,008
11,770	Equinix, Inc.*(a)	1,076,602
44,990	J2 Global Communications, Inc.*(a)	1,570,151
142,320	NaviSite, Inc.*	1,081,632
20,200	NutriSystem, Inc.*(a)	1,410,768
73,850	Online Resources Corp.*	810,873
48,560	Perficient, Inc.*	1,005,192
43,470	RADVision Ltd. (Israel)*	914,174
104,076	Valueclick, Inc.*(a)	3,066,079

		14,960,622

	Machinery & Equipment—4.4%
84,240	Flow International Corp.*(a)	1,061,424

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Machinery & Equipment (cont’d.)
42,257	Gardner Denver, Inc.*	$1,798,035
19,110	IDEX Corp.	736,500
86,345	Intermec, Inc.*(a)	2,185,392
8,572	Kennametal, Inc.	703,161

		6,484,512

	Manufacturing—0.5%
9,410	Ceradyne, Inc.*(a)	695,964

	Medical Supplies & Equipment—14.8%
194,468	American Medical Systems Holdings, Inc.*(a)	3,508,203
35,830	American Oriental Bioengineering, Inc. (China)*(a)	318,887
36,228	Integra LifeSciences Holdings Corp.*(a)	1,790,388
57,051	Inverness Medical Innovations, Inc.*(a)	2,910,742
44,370	K-V Pharmaceutical Co. (Class A Stock)*	1,208,639
128,590	LeMaitre Vascular, Inc.*	771,540
23,490	Medicis Pharmaceutical Corp.	717,385
45,769	Mentor Corp.	1,861,883
34,112	Meridian Bioscience, Inc.	738,866
53,180	Micrus Endovascular Corp.*	1,308,228
139,530	NovaMed, Inc.*(a)	844,156
63,187	NuVasive, Inc.*(a)	1,706,681
20,540	Phase Forward, Inc.*	345,688
21,224	PolyMedica Corp.	867,000
21,760	ResMed, Inc.*(a)	897,817
109,370	Spectranetics Corp. (The)*(a)	1,259,942
25,860	Volcano Corp.*	522,631

		21,578,676

	Metals & Mining—2.0%
13,880	Dynamic Materials Corp.	520,500
55,975	Ladish Co., Inc.*(a)	2,406,925

		2,927,425

	Oil, Gas & Consumable Fuels—6.8%
11,030	Core Laboratories NV*	1,121,641
76,840	Dril-Quip, Inc.*(a)	3,453,958
46,168	Oil States International, Inc.*(a)	1,908,585
85,026	Superior Energy Services, Inc.*	3,394,238

		9,878,422

	Pharmaceuticals—0.6%
29,718	HealthExtras, Inc.*	879,058

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	Common Stocks (continued)

	Real Estate—1.1%
44,050	KKR Financial Corp.	$1,097,285
19,060	LoopNet, Inc.*	444,670

		1,541,955

	Retail & Merchandising—2.6%
11,916	Jos. A. Bank Clothiers, Inc.*(a)	494,156
50,291	Tractor Supply Co.*(a)	2,617,647
15,400	Tween Brands, Inc.*	686,840

		3,798,643

	Semiconductors—0.8%
13,060	FormFactor, Inc.*	500,198
16,155	Varian Semiconductor Equipment Associates, Inc.*	647,169

		1,147,367

	Telecommunications—4.0%
34,220	Cbeyond, Inc.*(a)	1,317,812
71,802	NeuStar, Inc. (Class A Stock)*(a)	2,080,104
45,540	Nuance Communications, Inc.*(a)	761,884
13,860	Tessera Technologies, Inc.*	562,023
32,805	ViaSat, Inc.*	1,053,041

		5,774,864

	Transportation—1.8%
55,646	Forward Air Corp.(a)	1,896,972
23,400	Old Dominion Freight Line, Inc.*(a)	705,510

		2,602,482

	Total long-term investments (cost $115,392,000)	141,752,657

	SHORT-TERM INVESTMENT—49.3%

	Affiliated Money Market Mutual Fund
71,936,236	Dryden Core Investment Fund—Taxable Money Market Series (cost $71,936,236; includes $68,302,501 of cash collateral for securities on loan) (Note 3)(b)(w)	71,936,236

	Total Investments—146.5% (cost $187,328,236)	213,688,893
	Liabilities in excess of other assets—(46.5%)	(67,791,229)

	Net Assets—100%	$145,897,664

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $65,222,647; cash collateral of $68,302,501 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (46.8% represents investments purchased with collateral from securities on loan)	49.3%
Medical Supplies & Equipment	14.8
Internet Services	10.3
Financial Services	7.6
Oil, Gas & Consumable Fuels	6.8
Commercial Services	6.5
Computer Services & Software	4.7
Entertainment & Leisure	4.6
Machinery & Equipment	4.4
Telecommunications	4.0
Electronic Components	3.5
Healthcare Services	3.5
Retail & Merchandising	2.6
Aerospace	2.2
Metals & Mining	2.0
Transportation	1.8
Clothing & Apparel	1.5
Construction	1.5
Aerospace & Defense	1.4
Biotechnology	1.4
Insurance	1.4
Healthcare Equipment & Supplies	1.2
Real Estate	1.1
Banks	1.0
Semiconductors	0.8
Education	0.7
Pharmaceuticals	0.6
Advertising	0.6
Capital Markets	0.5
Financial—Brokerage	0.5
Industrial Products	0.5
Manufacturing	0.5
Hotels & Motels	0.5
Computer Networking	0.5
Automobile Manufacturers	0.4
Broadcasting	0.4
Food & Staples Retailing	0.4
Automotive Parts	0.3
Financial—Bank & Trust	0.2

146.5
Liabilities in excess of other assets	(46.5)

100.0%

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2007 (Unaudited)	Small Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—96.8%

	Common Stocks

	Aerospace/Defense—2.7%
40,100	AAR Corp.*(a)	$1,323,701
9,825	Alliant Techsystems, Inc.*(a)	974,149
18,154	BE Aerospace, Inc.*	749,760
32,900	Curtiss-Wright Corp.(a)	1,533,469
26,150	DRS Technologies, Inc.	1,497,611
1,500	Esterline Technologies Corp.*(a)	72,465
3,000	Kaman Corp. (Class A Stock)	93,570
67,500	Moog, Inc. (Class A Stock)*(a)	2,977,425
2,100	Orbital Sciences Corp.*	44,121
49,895	Teledyne Technologies, Inc.*(a)	2,292,675
800	Triumph Group, Inc.	52,376

		11,611,322

	Airlines—0.4%
6,500	ExpressJet Holdings, Inc.*	38,870
7,800	Republic Airways Holdings, Inc.*(a)	158,730
65,100	SkyWest, Inc.	1,551,333

		1,748,933

	Auto Related—1.2%
28,851	Aftermarket Technology Corp.*	856,298
20,539	American Axle & Manufacturing Holdings, Inc.(a)	608,365
118,900	ArvinMeritor, Inc.(a)	2,639,580
28,989	Cooper Tire & Rubber Co.	800,676
700	Keystone Automotive Industries, Inc.*	28,959
2,200	Modine Manufacturing Co.	49,720
3,900	Tenneco, Inc.*	136,656
3,500	Visteon Corp.*	28,350

		5,148,604

	Automobile Manufacturers—0.3%
30,000	Thor Industries, Inc.(a)	1,354,200

	Automotive Components
700	Lear Corp.*	24,927

	Automotive Parts
2,200	Standard Motor Products, Inc.	33,066

	Banks—5.4%
23,210	Amcore Financial, Inc.(a)	672,858
400	AmericanWest Bancorp	7,292
1,200	Ameris Bancorp	26,964
600	BancFirst Corp.	25,692

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Banks (cont’d.)
88,200	BancorpSouth, Inc.	$2,157,372
90,289	Bank Mutual Corp.	1,041,032
57,532	BankAtlantic Bancorp, Inc. (Class A Stock)	495,351
1,700	BankUnited Financial Corp. (Class A Stock)	34,119
400	Banner Corp.	13,624
600	Capital Corp. of The West	14,376
800	Capitol Bancorp Ltd.	21,864
48,077	Cardinal Financial Corp.	474,520
900	Cathay General Bancorp(a)	30,186
3,100	Central Pacific Financial Corp.(a)	102,331
1,400	Chemical Financial Corp.(a)	36,218
2,700	City Holding Co.	103,491
3,400	Colonial BancGroup, Inc. (The)	84,898
1,100	Columbia Banking System, Inc.	32,175
2,300	Community Bank System, Inc.	46,046
2,600	Community Trust Bancorp, Inc.	83,980
7,300	Corus Bankshares, Inc.(a)	125,998
25,900	Cullen Frost Bankers, Inc.	1,384,873
2,700	Dime Community Bancshares	35,613
5,500	First Bancorp. (Puerto Rico)(a)	60,445
63,057	First Financial Bancorp	945,224
1,100	First Financial Holdings, Inc.	35,981
8,200	First Niagara Financial Group, Inc.(a)	107,420
1,000	First Place Financial Corp. (OH)	21,120
2,400	First Republic Bank (CA)	128,784
900	FirstFed Financial Corp.*(a)	51,057
51,457	FirstMerit Corp.	1,076,995
2,700	Flagstar Bancorp, Inc.(a)	32,535
700	FNB Corp.	25,130
1,000	Great Southern Bancorp, Inc.	27,050
2,900	Greater Bay Bancorp Holding Co.	80,736
26,289	Hancock Holding Co.(a)	987,152
10,300	Hanmi Financial Corp.	175,718
2,850	IBERIABANK Corp.	140,932
3,100	Independent Bank Corp.	91,574
3,266	Independent Bank Corp. (MI)	56,208
3,500	Irwin Financial Corp.	52,395
500	ITLA Capital Corp.	26,060
600	Lakeland Financial Corp.	12,762
1,800	MAF Bancorp, Inc.(a)	97,668
1,880	MainSource Financial Group, Inc.	31,565
8,250	MB Financial, Inc.(a)	286,605
409	Mercantile Bank Corp.	11,084
2,100	Nara Bancorp, Inc.	33,453
85,000	Old National Bancorp(a)	1,411,850
22,000	Oriental Financial Group, Inc. (Puerto Rico)	240,020

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Banks (cont’d.)
2,000	Partners Trust Financial Group, Inc.	$21,000
1,000	Peoples Bancorp, Inc.	27,070
14,950	Prosperity Bancshares, Inc.	489,762
36,700	Provident Bankshares Corp.(a)	1,203,026
3,200	R & G Financial Corp. (Class B Stock)*	11,840
13,967	Rainier Pacific Financial Group, Inc.	242,188
651	Republic Bancorp, Inc. (Class A Stock) (KY)	10,800
535	Royal Bancshares of Pennsylvania (Class A Stock)	10,545
300	Santander BanCorp (Puerto Rico)	4,458
315	SCBT Financial Corp.	11,466
900	Security Bank Corp.	18,090
100	Sierra Bancorp	2,820
34,758	Signature Bank*(a)	1,185,248
700	Simmons First National Corp. (Class A Stock)	19,313
3,000	Southwest Bancorp, Inc.	72,120
5,650	Sterling Bancshares, Inc. (TX)	63,901
1,700	Sterling Financial Corp. (PA)*	17,884
70,000	Sterling Financial Corp. (WA)	2,025,800
50,000	Susquehanna Bancshares, Inc.(a)	1,118,500
900	Taylor Capital Group, Inc.	24,777
52,200	TierOne Corp.	1,571,220
900	Trico Bancshares	20,124
39,288	UMB Financial Corp.	1,448,549
3,483	Umpqua Holdings Corp.	81,885
800	United Bankshares, Inc.	25,440
8,000	W Holding Co., Inc.(a)	21,120
4,200	West Coast Bancorp	127,638
800	WSFS Financial Corp.(a)	52,344

		23,227,324

	Beverages—0.5%
85,000	PepsiAmericas, Inc.	2,087,600

	Biotechnology
1,500	Applera Corp. - Celera Genomics Group*	18,600
1,100	Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	83,127
800	LifeCell Corp.*(a)	24,432
600	Nektar Therapeutics*(a)	5,694

		131,853

	Broadcasting
4,500	Cox Radio, Inc. (Class A Stock)*(a)	64,080
3,000	Entercom Communications Corp. (Class A Stock)(a)	74,670
1,600	Lin TV Corp. (Class A Stock)*	30,096

		168,846

	Building Products—1.3%
2,000	Apogee Enterprises, Inc.(a)	55,640
50,000	Crane Co.	2,272,500

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Building Products (cont’d.)
500	Genlyte Group, Inc.*(a)	$39,270
65,770	Lennox International, Inc.	2,251,307
1,400	NCI Buildings Systems, Inc.*(a)	69,062
26,100	Simpson Manufacturing Co., Inc.(a)	880,614
1,800	Universal Forest Products, Inc.(a)	76,068

		5,644,461

	Business Services—1.0%
19,200	Administaff, Inc.(a)	643,008
1,300	American Dental Partners, Inc.*	33,761
18,946	Clean Harbors, Inc.*	936,311
1,400	COMSYS IT Partners, Inc.*(a)	31,934
900	infoUSA, Inc.	9,198
55,225	URS Corp.*	2,681,174

		4,335,386

	Chemicals—3.4%
7,125	Airgas, Inc.	341,288
22,192	Arch Chemicals, Inc.	779,827
4,100	CF Industries Holdings, Inc.	245,549
5,125	Cytec Industries, Inc.	326,821
22,895	Ferro Corp.	570,772
17,595	FMC Corp.	1,572,817
4,400	H.B. Fuller Co.	131,516
7,200	Hercules, Inc.*	141,480
900	Innospec, Inc. (United Kingdom)	53,289
13,000	Lubrizol Corp. (The)	839,150
90,000	Methanex Corp. (Canada)	2,262,600
600	Minerals Technologies, Inc.	40,170
600	NewMarket Corp.	29,022
43,012	Olin Corp.(a)	903,252
900	OM Group, Inc.*(a)	47,628
2,300	Rockwood Holdings, Inc.*	84,065
75,000	RPM International, Inc.	1,733,250
44,000	Sensient Technologies Corp.(a)	1,117,160
3,000	Spartech Corp.(a)	79,650
4,300	Terra Industries, Inc.*(a)	109,306
2,300	UAP Holding Corp.	69,322
49,975	Valspar Corp. (The)	1,419,790
2,800	W.R. Grace & Co.*	68,572
50,000	Westlake Chemical Corp.(a)	1,406,000

		14,372,296

	Clothing & Apparel—0.2%
3,100	Maidenform Brands, Inc.*	61,566
47,723	Stride Rite Corp.	966,868

		1,028,434

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Commercial Services—1.6%
100,900	Advance America Cash Advance Centers, Inc.(a)	$1,789,966
900	Consolidated Graphics, Inc.*	62,352
400	CRA International, Inc.*	19,280
600	Electro Rent Corp.	8,724
3,400	Gartner, Inc.*	83,606
6,500	GEO Group, Inc. (The)*	189,150
22,900	Healthspring, Inc.*(a)	436,474
73,600	Pharmaceutical Product Development, Inc.	2,816,672
5,600	Spherion Corp.*	52,584
9,700	Stewart Enterprises, Inc.(a)	75,563
5,975	Team, Inc.*	268,695
2,800	TeleTech Holdings, Inc.*(a)	90,944
37,707	TNS, Inc.	543,358
1,600	Vertrue, Inc.*	78,048
1,800	Viad Corp.	75,906
750	Volt Information Sciences, Inc.*(a)	13,830
9,787	Waste Connections, Inc.*(a)	295,959

		6,901,111

	Commercial Services & Supplies—1.1%
25,965	Avis Budget Group, Inc.*	738,185
9,250	Healthcare Services Group, Inc.(a)	272,875
65,000	Schawk, Inc.	1,301,300
65,370	School Specialty, Inc.*(a)	2,316,713
1,000	Valassis Communications, Inc.*(a)	17,190
1,200	Watson Wyatt Worldwide, Inc.	60,576

		4,706,839

	Computer Hardware—1.0%
3,300	Agilysys, Inc.	74,250
3,600	Aspen Technology, Inc.*(a)	50,400
32,714	CACI International, Inc. (Class A Stock)*(a)	1,598,079
4,500	CIBER, Inc.*	36,810
2,300	Covansys Corp.*	78,039
3,300	Electronics For Imaging, Inc.*(a)	93,126
4,900	Gateway, Inc.*	7,791
1,100	Hutchinson Technology, Inc.*(a)	20,691
1,800	Imation Corp.	66,348
1,000	Komag, Inc.*(a)	31,890
2,300	Magma Design Automation, Inc.*	32,292
4,600	Palm, Inc.*(a)	73,646
1,600	PC Connection, Inc.*	21,184
76,953	Perot Systems Corp. (Class A Stock)*(a)	1,311,279
4,300	Quantum Corp.*(a)	13,631
500	Radisys Corp.*	6,200
1,500	Silcon Storage Technology, Inc.*	5,595
1,700	SYKES Enterprises, Inc.*	32,283
18,025	Tyler Technologies, Inc.*	223,690
20,225	Western Digital Corp.*	391,354

		4,168,578

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Computer Services & Software—2.4%
38,868	Avocent Corp.*	$1,127,561
6,925	Blackbaud, Inc.	152,904
2,000	Digi International, Inc.*	29,480
54,900	Global Payments, Inc.	2,176,785
2,500	Inter-Tel, Inc.	59,825
900	Mantech International Corp.*	27,747
5,550	MICROS Systems, Inc.*(a)	301,920
105,973	Parametric Technology Corp.*(a)	2,290,076
1,300	Progress Software Corp.*	41,327
800	QAD, Inc.	6,640
1,400	Quest Software, Inc.*	22,666
600	SI International, Inc.*	19,812
300	SPSS, Inc.*	13,242
80,672	Sybase, Inc.*(a)	1,927,254
200	SYNNEX Corp.*	4,122
45,293	Synopsys, Inc.*	1,197,094
42,148	Xyratex Ltd.*(Bermuda)	936,950

		10,335,405

	Computers
4,700	Mentor Graphics Corp.*(a)	61,899

	Conglomerates—0.1%
27,336	Griffon Corp.*	595,378

	Construction—0.3%
800	EMCOR Group, Inc.*	58,320
1,200	Granite Construction, Inc.	77,016
74,900	Standard Pacific Corp.(a)	1,312,997

		1,448,333

	Consumer Finance—0.1%
12,907	McGrath Rentcorp	434,837

	Consumer Products & Services—1.6%
21,367	American Greetings Corp. (Class A Stock)	605,327
30,438	AptarGroup, Inc.	1,082,375
83,711	Central Garden & Pet Co.*(a)	1,026,297
2,000	Elizabeth Arden, Inc.*	48,520
900	Ennis, Inc.	21,168
51,850	Scotts Miracle-Gro Co., (The) (Class A Stock)	2,226,439
38,746	Snap-on, Inc.	1,957,061

		6,967,187

	Consumer Services
4,800	Rent-A-Center, Inc.*(a)	125,904

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Containers & Packaging—0.5%
50,741	Bemis Co.	$1,683,586
2,000	Greif, Inc. (Class A Stock)	119,220
4,000	Rock-Tenn Co. (Class A Stock)	126,880
3,100	Silgan Holdings, Inc.	171,368

		2,101,054

	Distribution/Wholesale—0.4%
14,550	Brightpoint, Inc.*	200,644
1,000	United Stationers, Inc.*(a)	66,640
21,471	WESCO International, Inc.*	1,297,922

		1,565,206

	Diversified Financials—0.1%
13,275	Financial Federal Corp.(a)	395,860

	Diversified Telecommunication Services—0.4%
67,300	Iowa Telecommunications Services, Inc.	1,529,729

	Drugs & Healthcare—0.9%
16,238	Cooper Cos, Inc. (The)	865,810
44,300	Covance, Inc.*	3,037,208

		3,903,018

	Drugs & Medicine—0.3%
21,825	Barr Pharmaceuticals, Inc.*	1,096,270

	Electric Utilities—1.7%
7,600	Avista Corp.	163,780
500	Black Hills Corp.	19,875
1,000	CH Energy Group, Inc.	44,970
45,500	Cleco Corp.	1,114,750
5,200	El Paso Electric Co.*	127,712
18,229	Idacorp, Inc.(a)	584,057
54,650	PNM Resources, Inc.(a)	1,518,724
1,600	UIL Holdings Corp.	52,960
5,800	Unisource Energy Corp.	190,762
118,876	Westar Energy, Inc.(a)	2,886,309
9,352	Wisconsin Energy Corp.	413,639

		7,117,538

	Electrical Equipment—0.7%
26,200	Acuity Brands, Inc.	1,579,336
34,400	Regal-Beloit Corp.	1,600,976

		3,180,312

	Electronic Components—1.6%
21,752	Empire District Electric Co. (The)(a)	486,592
50,800	Park Electrochemical Corp.	1,431,544
700	Plexus Corp.*	16,093

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Electronic Components (cont’d.)
94,909	Portland General Electric Co.	$2,604,303
76,000	Technitrol, Inc.	2,178,920

		6,717,452

	Electronic Equipment & Instruments—0.3%
42,300	Tektronix, Inc.	1,427,202

	Electronics—2.8%
900	Bel Fuse, Inc. (Class B Stock)	30,627
12,495	Belden CDT, Inc.(a)	691,598
70,450	Benchmark Electronics, Inc.*(a)	1,593,579
48,300	Checkpoint Systems, Inc.*	1,219,575
39,380	Coherent, Inc.*	1,201,484
3,300	CTS Corp.	41,778
300	Electro Scientific Industries, Inc.*	6,240
82,000	FLIR Systems, Inc.*(a)	3,792,500
10,425	General Cable Corp.*	789,694
1,900	KEMET Corp.*(a)	13,395
30,335	Littelfuse, Inc.*	1,024,413
290,000	Sanmina-SCI Corp.*	907,700
1,800	TTM Technologies, Inc.*	23,400
19,007	Watts Water Technologies, Inc. (Class A Stock)(a)	712,192

		12,048,175

	Energy Equipment
700	Universal Compression Holdings, Inc.*	50,729

	Energy Equipment & Services—1.8%
2,825	Atwood Oceanics, Inc.*	193,852
50,000	Frontier Oil Corp.	2,188,500
69,583	Headwaters, Inc.*(a)	1,201,698
25,000	Holly Corp.	1,854,750
30,000	Tidewater, Inc.(a)	2,126,400

		7,565,200

	Entertainment
900	Macrovision Corp.*	27,054

	Entertainment & Leisure—0.2%
30,794	Bally Technologies, Inc.*	813,577
6,900	K2, Inc.*	104,811
1,400	RC2 Corp.*	56,014
1,000	Steinway Musical Instruments, Inc.	34,590

		1,008,992

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Environmental Services—0.6%
132,400	Allied Waste Industries, Inc.*	$1,782,104
45,049	Tetra Tech, Inc.*(a)	970,806

		2,752,910

	Exchange Traded Funds—1.2%
43,182	iShares Russell 2000 Value Index Fund(a)	3,556,469
18,663	iShares S&P SmallCap 600 Value Index Fund(a)	1,481,469

		5,037,938

	Finance—Leasing
200	Marlin Business Services Corp.*	4,262

	Financial—Bank & Trust—1.4%
1,500	Banco Latinoamericano De Exportaciones SA (Panama)	28,200
24,300	Bank of Hawaii Corp.	1,254,852
1,275	Citizens Republic Bankcorp, Inc.(a)	23,331
1,500	City Bank/Lynnwood (WA)	47,265
300	Community Bancorp NV*	8,394
1,100	Downey Financial Corp.(a)	72,578
1,100	First Merchants Corp.	26,433
83,000	Franklin Bank Corp.*(a)	1,236,700
500	Heartland Financial USA, Inc.	12,150
300	Heritage Commerce Corp.	7,104
925	Horizon Financial Corp.	20,156
61,455	NewAlliance Bancshares, Inc.(a)	904,618
47,400	PFF Bancorp, Inc.	1,323,882
51,485	Superior Bancorp*(a)	526,691
11,800	TCF Financial Corp.(a)	328,040
600	Union Bankshares Corp.	13,920
1,000	Washington Trust Bancorp, Inc.	25,210

		5,859,524

	Financial—Brokerage
2,400	Centerline Holding Co.	43,200

	Financial Services—4.2%
3,450	Advanta Corp. (Class B Stock)	107,433
5,350	Affiliated Managers Group, Inc.*(a)	688,866
37,550	Asset Acceptance Capital Corp.*	664,635
1,225	Bank of Granite Corp.	20,445
100	Berkshire Hills Bancorp, Inc.	3,151
39,744	Calamos Asset Management, Inc.(a)	1,015,459
500	Camden National Corp.	19,570
800	CompuCredit Corp.*(a)	28,016
9,800	Deluxe Corp.(a)	397,978
4,571	Dollar Financial Corp.*(a)	130,273
65,700	Eaton Vance Corp.	2,902,626
300	Farmers Capital Bank Corp.	8,679
400	Federal Agricultural Mortgage Corp. (Class C Stock)	13,688
17,900	First Cash Financial Services, Inc.*	419,576

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Financial Services (cont’d.)
7,600	First Charter Corp.	$147,972
900	First Community Banshares, Inc.	28,071
600	First Regional Bancorp*	15,264
1,290	First Source Corp.	32,147
400	Greene County Bancshares, Inc.	12,504
1,300	Integra Bank Corp.	27,911
300	Intervest Bancshares Corp.	8,448
79,300	Jefferies Group, Inc.	2,139,514
6,600	Knight Trading Group, Inc. (Class A Stock)*	109,560
59,400	MoneyGram International, Inc.	1,660,230
16,848	National Penn Bancshares, Inc.(a)	281,025
2,000	NBT Bancorp, Inc.(a)	45,120
2,800	Ocwen Financial Corp.*(a)	37,324
57,200	Pacific Capital Bancorp(a)	1,543,256
500	Piper Jaffray Cos.*(a)	27,865
103,800	Raymond James Financial, Inc.	3,207,420
1,200	Renasant Corp.(a)	27,288
46,548	South Financial Group, Inc. (The)	1,053,847
5,300	Student Loan Corp. (The)	1,080,670
500	Suffolk Bancorp	15,960
1,800	SWS Group, Inc.	38,916
2,800	United Community Financial Corp.	27,944
3,700	World Acceptance Corp.*	158,101

		18,146,752

	Food & Drug Retailers
2,100	Perrigo Co.	41,118

	Food & Staples Retailing—0.2%
30,631	Casey’s General Stores, Inc.	835,001

	Food Products—2.6%
65,044	Corn Products International, Inc.	2,956,250
40,140	J.M. Smucker Co. (The)	2,555,313
3,300	Nash Finch Co.(a)	163,350
50,000	Pilgrim’s Pride Corp.	1,908,500
35,263	Ralcorp Holdings, Inc.*(a)	1,884,807
50,500	Ruddick Corp.	1,521,060

		10,989,280

	Foods—0.3%
34,328	Performance Food Group Co.*(a)	1,115,317
1,300	Reddy Ice Holdings, Inc.	37,076
4,500	Spartan Stores, Inc.	148,095

		1,300,488

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Furniture
2,300	Sealy Corp.(a)	$37,996

	Gas & Pipeline Utilities—4.0%
31,453	AGL Resources, Inc.	1,273,217
21,804	Atlas America, Inc.	1,171,529
62,801	Atmos Energy Corp.(a)	1,887,798
61,000	Cascade Natural Gas Corp.	1,611,010
11,000	Energen Corp.	604,340
4,500	National Fuel Gas Co.	194,895
50,200	Southwest Gas Corp.	1,697,262
72,819	Swift Energy Co.*(a)	3,113,741
85,000	UGI Corp.	2,318,800
22,979	W-H Energy Services, Inc.*	1,422,630
50,486	WGL Holdings, Inc.(a)	1,647,863

		16,943,085

	Healthcare Equipment & Supplies—0.2%
4,500	Hillenbrand Industries, Inc.	292,500
23,300	Invacare Corp.	427,089

		719,589

	Healthcare Products & Services
300	ICU Medical, Inc.*(a)	12,882

	Healthcare Providers & Services—1.9%
5,800	Alliance Imaging, Inc.*	54,462
67,600	AMERIGROUP Corp.*	1,608,880
2,700	AMN Healthcare Services, Inc.*(a)	59,400
900	Apria Healthcare Group, Inc.*(a)	25,893
6,900	Gentiva Health Services, Inc.*	138,414
1,800	Kindred Healthcare, Inc.*(a)	55,296
1,500	Magellan Health Services, Inc.*	69,705
81,798	Owens & Minor, Inc.	2,858,022
51,368	Res-Care, Inc.*	1,085,920
53,900	Sunrise Senior Living, Inc.*(a)	2,155,461

		8,111,453

	Healthcare Services—1.0%
60,900	Centene Corp.*(a)	1,304,478
100	Genesis HealthCare Corp.*	6,842
38,400	Healthways, Inc.*(a)	1,819,008
16,775	LHC Group, Inc.*(a)	439,505
600	Molina Healthcare, Inc.*	18,312
13,675	Pediatrix Medical Group, Inc.*	754,176
3,000	Psychiatric Solutions, Inc.*	108,780
500	Regeneron Pharmaceuticals, Inc.*	8,960

		4,460,061

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Home Builders—0.5%
60,900	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	$1,006,677
39,300	Meritage Homes Corp.*(a)	1,051,275
1,100	WCI Communities, Inc.*	18,348

		2,076,300

	Hotels, Restaurants & Leisure—1.1%
300	Ameristar Casinos, Inc.	10,422
18,866	Applebee’s International, Inc.	454,671
200	Bob Evans Farms, Inc.	7,370
71,990	Brinker International, Inc.	2,107,147
2,900	Jack in the Box, Inc.*	205,726
800	Papa John’s International, Inc.*(a)	23,008
75,475	Sonic Corp.*(a)	1,669,507

		4,477,851

	Household Durables—0.6%
58,859	Ethan Allen Interiors, Inc.(a)	2,015,921
12,700	Lancaster Colony Corp.	532,003

		2,547,924

	Household Products—0.1%
11,000	Tupperware Corp.	316,140

	Industrial Conglomerates—0.8%
39,675	Teleflex, Inc.	3,244,621

	Industrial Products—1.7%
43,542	Brady Corp.(a)	1,617,150
26,201	CIRCOR International, Inc.	1,059,306
1,400	Compass Minerals International, Inc.(a)	48,524
69,620	Flanders Corp.*(a)	536,074
38,496	Interface, Inc.	726,035
40,451	Kaydon Corp.	2,108,306
4,300	Myers Industries, Inc.	95,073
1,200	NN, Inc.	14,160
16,112	Unifirst Corp.	709,734
2,100	Valmont Industries, Inc.	152,796

		7,067,158

	Insurance—6.0%
84,494	American Equity Investment Life Holding Co.(a)	1,020,688
6,000	American Financial Group, Inc.	204,900
900	American Physicians Capital, Inc.*	36,450
1,800	Amerisafe, Inc.*	35,334
2,800	Argonaut Group, Inc.	87,388
5,200	Aspen Insurance Holdings Ltd. (Bermuda)	145,964

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Insurance (cont’d.)
81,425	Delphi Financial Group, Inc. (Class A Stock)(a)	$3,405,193
38,178	Employers Holdings, Inc.	810,901
900	FPIC Insurance Group, Inc.*(a)	36,693
1,000	Harleysville Group, Inc.	33,360
15,900	HCC Insurance Holdings, Inc.	531,219
38,725	Hilb, Rogal & Hobbs Co.	1,659,754
42,472	Horace Mann Educators Corp.	902,105
41,039	Infinity Property & Casual Corp.	2,081,908
8,200	LandAmerica Financial Group, Inc.(a)	791,218
4,700	Max Capital Group Ltd. (Bermuda)	133,010
1,100	Navigators Group, Inc.*	59,290
7,900	Odyssey Re Holdings Corp.	338,831
39,000	Ohio Casualty Corp.(a)	1,689,090
48,301	Philadelphia Consolidated Holding Corp.*	2,018,982
1,100	Phoenix Cos., Inc. (The)	16,511
48,700	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,692,325
9,900	PMA Capital Corp. (Class A Stock)*	105,831
16,530	PMI Group, Inc. (The)	738,395
33,328	ProAssurance Corp.*	1,855,370
33,500	Protective Life Corp.	1,601,635
300	RLI Corp.	16,785
2,600	Safety Insurance Group, Inc.	107,640
1,800	Seabright Insurance Holdings, Inc.*	31,464
3,400	Selective Insurance Group	91,392
45,600	State Auto Financial Corp.	1,397,640
1,500	Stewart Information Services Corp.(a)	59,745
50,550	United Fire & Casualty Co.(a)	1,788,459
4,800	Zenith National Insurance Corp.(a)	226,032

		25,751,502

	Internet
1,900	Ariba, Inc.*(a)	18,829
3,300	Interwoven, Inc.*	46,332

		65,161

	Internet Services—0.2%
12,891	CheckFree Corp.*	518,218
1,800	Forrester Research, Inc.*	50,634
10,400	FTD Group, Inc.	191,464
400	Ipass, Inc.*	2,168
2,900	SonicWall, Inc.*	24,911
2,300	TIBCO Software, Inc.*	20,815
7,700	United Online, Inc.(a)	126,973

		935,183

	Internet Software & Services—0.1%
18,350	Vignette Corp.*	351,586

	Investment Company
3,400	MCG Capital Corp.(a)	54,468

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Leisure
6,500	Jakks Pacific, Inc.*	$182,910

	Leisure Equipment & Products—0.1%
6,800	Brunswick Corp.	221,884

	Machinery—4.3%
9,025	Actuant Corp. (Class A Stock)(a)	569,117
36,000	Albany International Corp. (Class A Stock)(a)	1,455,840
9,550	Applied Industrial Technologies, Inc.	281,725
500	Astec Industries, Inc.*	21,110
84,900	Barnes Group, Inc.(a)	2,689,632
60,559	Briggs & Stratton Corp.	1,911,242
46,350	Bucyrus International, Inc. (Class A Stock)(a)	3,280,653
900	Cascade Corp.	70,596
700	Gehl Co.*	21,252
12,850	IDEX Corp.	495,239
29,330	Kadant, Inc.*	915,096
31,675	Kennametal, Inc.	2,598,300
15,000	Lincoln Electric Holdings, Inc.	1,113,600
61,000	Mueller Industries, Inc.	2,100,840
400	NACCO Industries, Inc. (Class A Stock)(a)	62,196
9,275	Nordson Corp.	465,234
4,000	Rofin-Sinar Technologies, Inc.*	276,000
1,100	Smith A.O. Corp.(a)	43,879
1,000	Tennant Co.	36,500
4,100	Wabtec Corp.	149,773

		18,557,824

	Manufacturing—1.7%
600	Ameron International Corp.(a)	54,114
2,500	Ceradyne, Inc.*(a)	184,900
4,400	EnPro Industries, Inc.*(a)	188,276
72,797	Federal Signal Corp.	1,154,560
52,200	Harsco Corp.	2,714,400
115,000	Hexel Corp.*(a)	2,423,050
24,300	Winnebago Industries, Inc.(a)	717,336

		7,436,636

	Marine—0.1%
9,960	Arlington Tankers Ltd.(a)	285,653

	Media—0.4%
35,441	Belo Corp. (Class A Stock)	729,730
12,571	Courier Corp.	502,840
7,200	Lee Enterprises, Inc.	150,192
3,800	LodgeNet Entertainment Corp.*(a)	121,828
400	Media General, Inc. (Class A Stock)(a)	13,308

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Media (cont’d.)
11,500	Radio One, Inc. (Class D Stock)*	$81,190
2,500	Scholastic Corp.*(a)	89,850
600	Sinclair Broadcast Group, Inc. (Class A Stock)	8,532
4,100	Westwood One, Inc.*(a)	29,479

		1,726,949

	Medical Products
100	Martek Bioscience Corp.*	2,597
2,000	Savient Pharmaceuticals, Inc.*(a)	24,840

		27,437

	Medical Supplies & Equipment—0.6%
1,100	Acadia Pharmaceuticals, Inc.*(a)	15,037
700	Adams Respiratory Therapeutics, Inc.*(a)	27,573
1,300	Advanced Energy Industries, Inc.*(a)	29,458
600	Arena Pharmaceuticals, Inc.*	6,594
3,900	Conmed Corp.*(a)	114,192
10,302	DJO, Inc.*(a)	425,164
1,900	Exelixis, Inc.*	22,990
500	Greatbatch, Inc.*	16,200
9,912	Medical Action Industries, Inc.*	179,011
400	Medivation, Inc.*(a)	8,172
22,540	Orthofix International NV*	1,013,624
3,200	PSS World Medical, Inc.*(a)	58,304
1,000	STERIS Corp.(a)	30,600
100	SurModics, Inc.*(a)	5,000
38,052	Symmetry Medical, Inc.*(a)	609,212

		2,561,131

	Metals & Mining—3.5%
50,000	Agnico-Eagle Mines Ltd. (Canada)	1,825,000
4,500	Century Aluminum Co.*	245,835
26,000	Cleveland-Cliffs, Inc.(a)	2,019,420
70,000	Commercial Metals Co.	2,363,900
11,700	GrafTech International Ltd.*	197,028
350,000	IAMGOLD Corp.(a)	2,681,000
53,200	Quanex Corp.(a)	2,590,840
30,600	Royal Gold, Inc.	727,362
700	Ryerson, Inc.(a)	26,355
800	Schnitzer Steel Industries, Inc. (Class A Stock)(a)	38,352
63,800	Timken Co.	2,303,818
600	USEC, Inc.*	13,188

		15,032,098

	Multi-Utilities—0.4%
66,675	Vectren Corp.(a)	1,795,558

	Office Equipment
6,700	IKON Office Solutions, Inc.(a)	104,587

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Oil & Gas—0.6%
67,400	St. Mary Land & Exploration Co.(a)	$2,468,188

	Oil & Gas Exploration/Production—1.4%
162,700	Cabot Oil & Gas Corp.(a)	6,000,376

	Oil, Gas & Consumable Fuels—3.8%
4,000	Alon USA Energy, Inc.(a)	176,040
11,325	Arena Resources, Inc.*	658,096
35,158	Berry Petroleum Co. (Class A Stock)	1,324,753
1,600	Bois d’Arc Energy, Inc.*	27,248
1,000	Callon Petroleum Co.*	14,170
32,600	Cimarex Energy Co.	1,284,766
1,500	Comstock Resources, Inc.*(a)	44,955
33,475	Continental Resources, Inc.*	535,600
1,377	Energy Partners Ltd.*	22,982
18,375	Gulfport Energy Corp.*	367,133
1,500	Hanover Compressor Co.*(a)	35,775
3,000	Harvest Natural Resources, Inc.*	35,730
3,000	Laclede Group, Inc. (The)	95,640
35,000	Lufkin Industries, Inc.	2,259,250
3,200	New Jersey Resources Corp.(a)	163,264
2,600	Nicor, Inc.	111,592
6,768	Oceaneering International, Inc.*	356,268
17,475	Oil States International, Inc.*(a)	722,416
38,200	ONEOK, Inc.	1,925,662
2,600	Petrohawk Energy Corp.*	41,236
33,050	Petroquest Energy, Inc.*	480,547
900	Rosetta Resources, Inc.*(a)	19,386
1,500	RPC, Inc.(a)	25,560
1,800	South Jersey Industries, Inc.	63,684
1,900	Stone Energy Corp.*(a)	65,094
4,300	Trico Marine Services, Inc.*	175,784
2,100	Union Drilling, Inc.*	34,482
36,800	W&T Offshore, Inc.(a)	1,030,032
45,000	Western Refining, Inc.	2,601,000
33,000	World Fuel Services Corp.	1,387,980

		16,086,125

	Paper & Forest Products—0.2%
8,900	Buckeye Technologies, Inc.*	137,683
18,466	Neenah Paper, Inc.	761,907
2,800	Schweitzer-Mauduit International, Inc.	86,800

		986,390

	Personnel Services
500	Goodman Global, Inc.*	11,110
2,400	Kforce, Inc.*	38,352

		49,462

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Pharmaceuticals—0.1%
900	Alpharma, Inc. (Class A Stock)*	$23,409
1,100	Auxilium Pharmaceuticals, Inc.*	17,534
800	Bradley Pharmaceuticals, Inc.*	17,368
800	Cubist Pharmaceuticals, Inc.*(a)	15,768
2,400	Cypress Bioscience, Inc.*	31,824
2,300	Onyx Pharmaceuticals, Inc.*	61,870
600	Par Pharmaceutical Cos., Inc.*	16,938
500	Prestige Brands Holdings, Inc.*	6,490
1,000	Progenics Pharmaceuticals, Inc.*	21,570
400	United Therapeutics Corp.*(a)	25,504
1,200	Valeant Pharmaceuticals International*	20,028
3,500	Viropharma, Inc.*(a)	48,300

		306,603

	Real Estate—0.8%
1,500	Equity Lifestyle Properties, Inc.(a)	78,285
15,900	First Industrial Realty Trust, Inc.	616,284
30,000	Healthcare Realty Trust, Inc.(a)	833,400
105,000	HRPT Properties Trust	1,092,000
300	James River Group, Inc.	9,969
22,213	Potlatch Corp.	956,270

		3,586,208

	Real Estate Investment Trust - Office Industrial
3,000	BioMed Realty Trust, Inc.	75,360

	Real Estate Investment Trust - Other REIT—0.1%
800	OMEGA Healthcare Investors, Inc.(a)	12,664
12,300	Spirit Finance Corp.	179,088

		191,752

	Real Estate Investment Trusts—2.2%
2,000	American Home Mortgage Investment Corp.(a)	36,760
10,700	Anthracite Capital, Inc.(a)	125,190
22,770	Arbor Realty Trust, Inc.	587,694
5,100	Ashford Hospitality Trust, Inc.(a)	59,976
800	Capital Trust, Inc. (Class A Stock)	27,312
53,107	Education Realty Trust, Inc.	745,091
8,700	Equity Inns, Inc.	194,880
73,452	Equity One, Inc.(a)	1,876,699
1,000	Extra Space Storage, Inc.	16,500
10,900	FelCor Lodging Trust, Inc.(a)	283,727
3,100	First Potomac Realty Trust	72,199
1,100	Gramercy Capital Corp.	30,294
2,800	Highland Hospitality Corp.	53,760
600	Home Properties, Inc.(a)	31,158
4,400	IMPAC Mortgage Holdings, Inc.(a)	20,284
3,600	Inland Real Estate Corp.(a)	61,128
66,088	Innkeepers USA Trust	1,171,740

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Real Estate Investment Trusts (cont’d.)
11,800	Lexington Corporate Properties Trust	$245,440
2,400	LTC Properties, Inc.	54,600
1,300	Maguire Properties, Inc.	44,629
3,000	MFA Mortgage Investments, Inc.(a)	21,840
31,100	Nationwide Health Properties, Inc.(a)	845,920
2,900	Parkway Properties, Inc.	139,287
5,100	Pennsylvania Real Estate Investment Trust(a)	226,083
4,600	Post Properties, Inc.(a)	239,798
2,400	Saul Centers, Inc.	108,840
5,600	Senior Housing Properties Trust(a)	113,960
14,800	SL Green Realty Corp.(a)	1,833,572
5,000	Sunstone Hotel Investors, Inc.(a)	141,950
2,800	Winston Hotels, Inc.*	42,000

		9,452,311

	Registered Investment Companies
6,189	Technology Investment Capital Corp.	97,724

	Restaurants—0.1%
14,875	AFC Enterprises, Inc.*	257,189
21,449	Triarc Cos., Inc. (Class B Stock)	336,749

		593,938

	Retail—2.0%
7,000	Asbury Automotive Group, Inc.	174,650
38,357	Cash America International, Inc.	1,520,855
6,900	Charming Shoppes, Inc.*	74,727
40,457	CSK Auto Corp.*(a)	744,409
1,400	Group 1 Automotive, Inc.(a)	56,476
1,200	Insight Enterprises, Inc.*	27,084
800	Lithia Motors, Inc. (Class A Stock)(a)	20,272
19,887	Men’s Wearhouse, Inc. (The)	1,015,629
900	Movado Group, Inc.	30,366
21,815	Pantry, Inc. (The)*(a)	1,005,672
39,953	Regis Corp.(a)	1,528,202
40,800	Sonic Automotive, Inc.	1,181,976
17,125	Stage Stores, Inc.(a)	358,940
76,800	Stein Mart, Inc.(a)	941,568
2,500	Systemax, Inc.(a)	52,025

		8,732,851

	Retail & Merchandising—0.9%
41,698	Bebe Stores, Inc.(a)	667,585
1,100	Bon-Ton Stores, Inc. (The)(a)	44,066
400	Deckers Outdoor Corp.*(a)	40,360
23,092	Dillard’s, Inc. (Class A Stock)	829,695

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Retail & Merchandising (cont’d.)
51,588	Finish Line, Inc. (The)	$469,967
11,475	Guitar Center, Inc.*(a)	686,320
53,564	Pacific Sunwear of California, Inc.*(a)	1,178,408
2,400	Retail Ventures, Inc.*(a)	38,712
600	Shoe Carnival, Inc.*	16,494
300	Tween Brands, Inc.*	13,380

		3,984,987

	Retail—Restaurants
4,300	Domino’s Pizza, Inc.(a)	78,561

	Retail Apparel
1,300	Dress Barn, Inc.*	26,676
3,300	Payless ShoeSource, Inc.*(a)	104,115
1,300	Warnaco Group, Inc. (The)*(a)	51,142

		181,933

	Road & Rail—0.8%
33,900	Arkansas Best Corp.(a)	1,321,083
95,000	Werner Enterprises, Inc.	1,914,250

		3,235,333

	Semiconductors—1.3%
1,100	Actel Corp.*	15,301
2,700	AMIS Holdings, Inc.*	33,804
4,600	Amkor Technology, Inc.*(a)	72,450
4,200	Applied Micro Circuits, Corp.*	10,500
4,800	Asyst Technologies Corp.*	34,704
10,500	ATMI, Inc.*	315,000
4,300	Axcelis Technologies, Inc.*(a)	27,907
24,375	Brooks Automation, Inc.*(a)	442,406
3,400	Cirrus Logic, Inc.*	28,220
1,200	Cohu, Inc.	26,700
2,600	Credence System Corp.*	9,360
1,000	DSP Group, Inc.*	20,470
800	Eagle Test Systems, Inc.*	12,848
56,090	Emulex Corp.*(a)	1,225,005
5,158	Entegris, Inc.*	61,432
900	Genesis Microchip, Inc.*	8,424
29,734	Itron, Inc.*(a)	2,317,468
2,300	Kulicke & Soffa Industries, Inc.*(a)	24,081
2,800	Lattice Semiconductor Corp.*	16,016
14,625	Microsemi Corp.*(a)	350,269
2,400	MKS Instruments, Inc.*(a)	66,480
4,000	ON Semiconductor Corp.*(a)	42,880
600	Pericom Semiconductor Corp.*	6,696
1,500	Photronics, Inc.*(a)	22,320
38,951	Richardson Electronics Ltd.	360,297
2,800	Skyworks Solutions, Inc.*	20,580

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Semiconductors (cont’d.)
1,200	Standard Microsystems Corp.*(a)	$41,208
6,800	Zoran Corp.*(a)	136,272

		5,749,098

	Software
1,600	CSG Systems International, Inc.*	42,416
4,100	Lawson Software, Inc.*(a)	40,549

		82,965

	Specialty Retail—0.6%
68,400	Aaron Rents, Inc.	1,997,280
9,475	Monro Muffler Brake, Inc.	354,839
15,650	United Auto Group, Inc.	333,188

		2,685,307

	Telecommunications—1.3%
2,400	Adaptec, Inc.*	9,144
3,100	Aeroflex, Inc.*	43,927
1,400	Anixter International, Inc.*(a)	105,294
30,375	Arris Group, Inc.*	534,296
600	Atlantic Tele-Network, Inc.	17,184
1,300	Authorize.Net Holdings, Inc.*	23,257
27,839	Black Box Corp.	1,151,978
700	C-COR, Inc.*	9,842
2,800	Centennial Communications Corp.*	26,572
8,725	Ciena Corp.*(a)	315,234
41,600	Cincinnati Bell, Inc.*	240,448
11,675	CommScope, Inc.*	681,237
4,100	CT Communications, Inc.	125,091
1,200	Diteck Networks, Inc.*	9,828
5,100	Dobson Communications Corp. (Class A Stock)*(a)	56,661
3,100	Finisar Corp.*(a)	11,718
2,100	Foundry Networks, Inc.*	34,986
1,800	General Communication, Inc. (Class A Stock)*	23,058
2,400	MasTec, Inc.*	37,968
2,600	MRV Communications, Inc.*	8,450
2,800	Newport Corp.*(a)	43,344
900	North Pittsburgh Systems, Inc.	19,125
36,137	Plantronics, Inc.	947,512
1,100	Polycom, Inc.*	36,960
100,810	Powerwave Technologies, Inc.*(a)	675,427
14,000	Premiere Global Services, Inc.*	182,280
2,500	RF Micro Devices, Inc.*(a)	15,600
600	SureWest Communications	16,344
4,100	Sycamore Networks, Inc.*	16,482
1,600	UTStarcom, Inc.*(a)	8,976

		5,428,223

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Textiles & Apparel—1.1%
25,025	Brown Shoe Co., Inc.	$608,608
6,422	Columbia Sportswear Co.(a)	441,063
26,600	Kellwood Co.(a)	747,992
200	Oxford Industries, Inc.	8,868
2,850	Perry Ellis International, Inc.*	91,684
46,900	Phillips-Van Heusen Corp.	2,840,733
2,700	Skechers USA, Inc. (Class A Stock)*	78,840

		4,817,788

	Thrifts & Mortgage Finance—0.6%
80,600	Astoria Financial Corp.	2,018,224
29,540	Washington Federal, Inc.	718,117

		2,736,341

	Tobacco—0.6%
25,000	Alliance One Intertnational, Inc.*	251,250
5,000	Loews Corp.—Carolina Group	386,350
28,500	Universal Corp.	1,736,220

		2,373,820

	Trading Companies & Distributors—0.4%
27,900	Watsco, Inc.	1,517,760

	Transportation—1.8%
1,700	Atlas Air Worldwide Holdings, Inc.*	100,198
900	Bristow Group, Inc.*(a)	44,595
6,700	DryShips, Inc. (Greece)	290,646
2,700	Eagle Bulk Shipping, Inc.	60,507
10,400	Excel Maritime Carriers Ltd. (Greece)	261,872
7,975	Forward Air Corp.(a)	271,868
60,000	Frontline Ltd. (Bermuda)(a)	2,751,000
3,400	Genco Shipping & Trading Ltd.(a)	140,284
60,000	General Maritime Corp. (Marshall Islands)(a)	1,606,800
6,100	Gulfmark Offshore, Inc.*(a)	312,442
26,198	Kansas City Southern*(a)	983,473
1,600	Knightsbridge Tankers Ltd. (Bermuda)(a)	48,816
17,000	Quintana Maritime Ltd. (Greece)	268,940
2,700	TBS International Ltd. (Bermuda)*	76,680
4,000	Teekay Shipping Corp. (Marshall Islands)	231,640
3,200	Tsakos Energy Navigation Ltd. (Greece)	223,712

		7,673,473

	Water Utilities
600	American States Water Co.	21,343
1,400	SJW Corp.(a)	46,620

		67,963

	Total long-term investments (cost $335,824,078)	415,753,454

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENTS—35.4%

	U.S. Treasury Obligation

	U.S. Treasury Notes(k)
$100	4.25%, 11/30/07 (cost $99,765)	$99,734

SHARES

	Affiliated Money Market Mutual Fund—35.4%
151,860,542	Dryden Core Investment Fund—Taxable Money Market Series (cost $151,860,542; includes $138,458,718 of cash collateral for securities on loan)(b)(w)	151,860,542

	Total short-term investments (cost $151,960,307)	151,960,276

	Total Investments—132.2% (cost $487,784,385; Note 5)	567,713,730
	Liabilities in excess of other assets(x)—(32.2%)	(138,429,553)

	Net Assets—100%	$429,284,177

The following abbreviations are used in portfolio descriptions:

REIT Real Estate Investment Trust

* Non-income producing security.

# Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $132,160,431; cash collateral of $138,458,718 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Open future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Depreciation
	Long Positions:
2	Russell 2000	Sep 07	$858,600	$842,100	$(16,500)

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (32.3% represents investments purchased with collateral from securities on loan)	35.4%
Insurance	6.0
Banks	5.4
Machinery	4.3
Financial Services	4.2
Gas & Pipeline Utilities	4.0
Oil, Gas & Consumable Fuels	3.9
Metals & Mining	3.5
Chemicals	3.4
Electronics	2.8
Aerospace/Defense	2.7
Food Products	2.6
Computer Services & Software	2.4
Real Estate Investment Trusts	2.2
Retail	2.0
Healthcare Providers & Services	1.9
Energy Equipment & Services	1.8
Manufacturing	1.7
Electric Utilities	1.7
Industrial Products	1.7
Consumer Products & Services	1.6
Commercial Services	1.6
Electronic Components	1.6
Transportation	1.4
Oil & Gas Exploration/Production	1.4
Financial—Bank & Trust	1.4
Semiconductors	1.3
Building Products	1.3
Telecommunications	1.3
Auto Related	1.2
Exchange Traded Funds	1.2
Textiles & Apparel	1.1
Commercial Services & Supplies	1.1
Hotels, Restaurants & Leisure	1.1
Healthcare Services	1.0
Business Services	1.0
Computer Hardware	1.0
Retail & Merchandising	0.9
Drugs & Healthcare	0.9
Real Estate	0.8
Industrial Conglomerates	0.8
Road & Rail	0.8
Electrical Equipment	0.7
Environmental Services	0.6
Thrifts & Mortgage Finance	0.6
Specialty Retail	0.6
Medical Supplies & Equipment	0.6
Household Durables	0.6

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Industry (cont’d.)
Oil & Gas	0.6%
Tobacco	0.6
Containers & Packaging	0.5
Beverages	0.5
Home Builders	0.5
Multi-Utilities	0.4
Airlines	0.4
Media	0.4
Distribution/Wholesale	0.4
Diversified Telecommunication Services	0.4
Trading Companies & Distributors	0.4
Marine	0.4
Construction	0.3
Electronic Equipment & Instruments	0.3
Automobile Manufacturers	0.3
Foods	0.3
Drugs & Medicine	0.3
Clothing & Apparel	0.2
Entertainment & Leisure	0.2
Paper & Forest Products	0.2
Internet Services	0.2
Food & Staples Retailing	0.2
Healthcare Equipment & Supplies	0.2
Conglomerates	0.1
Restaurants	0.1
Consumer Finance	0.1
Diversified Financials	0.1
Internet Software & Services	0.1
Household Products	0.1
Pharmaceuticals	0.1
Leisure Equipment & Products	0.1
Real Estate Investment Trust—Other REIT	0.1

132.2
Liabilities in excess of other assets	(32.2)

100.0%

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2007 (Unaudited)	International Equity Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.5%
	Common Stocks
	Australia—2.5%
59,700	AWB Ltd.	$218,145
146,000	Bluescope Steel Ltd.	1,279,877
44,900	Commonwealth Bank of Australia	2,103,165
154,900	Pacific Brands Ltd.	453,070
278,900	Qantas Airways Ltd.	1,324,132
56,600	Santos Ltd.	668,920
238,000	Telestra Corp. Ltd.	926,156
30,500	Zinifex Ltd.	486,647

		7,460,112

	Belgium—0.6%
10,300	Dexia	321,732
37,500	Fortis	1,589,394

		1,911,126

	Brazil—0.7%
45,500	Empresa Brasileira de Aeronautica SA, ADR	2,193,555

	Canada—3.4%
52,200	Canadian Natural Resources Ltd.	3,468,403
38,900	Potash Corp. of Saskatchewan	3,033,033
84,900	Rogers Communications, Inc. (Class B Stock)	3,619,956

		10,121,392

	China—5.2%
1,280,000	China Coal Energy Co.*	1,918,560
1,432,302	China Merchants Bank Co. Ltd.	4,359,626
393,178	China Mobile Ltd.	4,221,313
3,297,743	China Petroleum & Chemical Corp.	3,648,132
1,425,600	Country Garden Holdings Co. Ltd.*	1,203,315

		15,350,946

	Denmark—1.6%
21,000	Danske Bank SA	858,736
36,108	Novo Nordisk SA (Class B Stock)	3,927,654

		4,786,390

	Finland—3.2%
96,200	Fortum Oyj	3,006,008
133,500	Nokia Oyj	3,749,385
34,300	Rautaruukki Oyj	2,191,138
35,000	Stora Enso Oyj (Class R Stock)	658,538

		9,605,069

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	France—8.9%
27,150	Air Liquide	$3,562,690
320	Arkema*	20,918
23,900	BNP Paribas	2,838,928
2,100	Ciments Francais SA	481,189
6,100	CNP Assurances	779,453
16,000	Compagnie Generale des Establissements Michelin (Class B Stock)	2,235,906
32,000	Credit Agricole SA	1,298,497
100,400	France Telecom SA	2,753,614
45,400	JC Decaux SA	1,437,658
30,311	LVMH Moet Hennessy Louis Vuitton SA	3,487,728
23,000	Natixis	560,551
15,000	Peugeot SA	1,208,410
11,300	Rallye SA	763,117
8,200	Renault SA	1,315,191
5,900	Schneider Electric SA	826,639
4,700	Societe Generale	870,808
7,800	Thales SA	476,636
12,800	Total SA	1,037,801
7,200	Valeo SA	386,320

		26,342,054

	Germany—6.0%
49,100	BASF AG	6,448,998
5,600	DaimlerChrysler AG	518,067
17,900	Deutsche Bank AG	2,605,367
25,700	E.ON AG	4,315,244
45,400	ThyssenKrupp AG	2,704,065
26,000	TUI AG*	720,566
3,600	Volkswagen AG	574,656

		17,886,963

	Greece—0.8%
68,990	OPAP SA	2,437,643

	Hong Kong—2.1%
1,150,400	Chaoda Modern Agriculture Holdings Ltd.	888,635
200,000	Citic Pacific Ltd.	1,003,939
199,700	Hong Kong Exchanges and Clearing Ltd.	2,822,137
159,280	Orient Overseas International Ltd.	1,556,296

		6,271,007

	Ireland—1.4%
127,600	Allied Irish Banks PLC	3,486,498
31,300	Irish Life & Permanent PLC	790,174

		4,276,672

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)

	Israel—2.6%
62,300	Amdocs Ltd.*	$2,480,786
127,200	Teva Pharmaceutical Industries Ltd., ADR*	5,247,000

		7,727,786

	Italy—2.8%
6,800	Benetton Group SpA	118,198
120,000	Eni SpA	4,350,889
18,400	Indesit Co. SpA	428,694
469,351	Intesa Sanpaolo SpA	3,499,358

		8,397,139

	Japan—13.9%
4,650	Aiful Corp.	133,693
30,300	Alpine Electronics, Inc.	464,867
37,000	Alps Electric Co. Ltd.	370,225
4,000	Asahi Breweries Ltd.	62,083
92,000	Asahi Kasei Corp.	605,239
178,000	Cosmo Oil Co. Ltd.	983,066
53,000	Daiwa Securities Group, Inc.	565,190
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	653,604
34,600	Fanuc Ltd.	3,574,514
137,000	Fuji Heavy Industries Ltd.	656,487
82,000	Hitachi Ltd.	582,741
30,100	Hokkaido Electric Power Co., Inc.	653,949
48,200	Honda Motor Co. Ltd.	1,761,624
21,400	Hosiden Corp.	283,653
16,700	Kaken Pharmaceutical Co. Ltd.	121,664
35,000	Kansai Electric Power Co., Inc. (The)	828,629
190,800	Kurabo Industries Ltd.	539,276
23,600	Kyushu Electric Power Co., Inc.	619,111
187,000	Marubeni Corp.	1,541,564
135,500	Mitsubishi Chemical Holdings Corp.	1,245,775
18,900	Nifco, Inc.	413,689
9,889	Nintendo Co. Ltd.	3,622,286
130,000	Nippon Oil Corp.	1,209,990
200	Nippon Paper Group, Inc.	665,990
270	Nippon Telegraph & Telephone Corp.	1,199,513
25,400	Nipro Corp.	522,956
115,100	Nissan Motor Co. Ltd.	1,234,900
43,600	Nomura Holdings, Inc.	849,868
900	NTT DoCoMo, Inc.	1,425,381
103,000	Oji Paper Co. Ltd.	501,092
66,100	Rengo Co. Ltd.	326,407
35,300	Ricoh Co. Ltd.	817,096
18,400	Sanyo Electric Credit Co. Ltd.	479,708
103,200	Shiseido Co. Ltd.	2,204,394
12,100	Takefuji Corp.	406,855
82,000	Tanabe Seiyaku Co. Ltd.	977,673

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Japan (cont’d.)
45,000	Toppan Printing Co. Ltd.	$484,264
92,000	Toyota Motor Corp.	5,828,223
18,756	Yamada Denki Co. Ltd.	1,962,049

		41,379,288

	Mexico—3.0%
62,800	America Movil SAB de CV, ADR (Class L Stock)*	3,889,204
445,400	Grupo Mexico SAB de CV	2,737,498
621,200	Wal-Mart de Mexico SA de CV	2,357,495

		8,984,197

	Netherlands—3.5%
29,569	ABN AMRO Holding NV	1,355,808
59,700	ING Groep NV, ADR	2,627,625
84,200	Koninklijke KPN NV	1,396,945
41,600	Royal Dutch Shell PLC (Class A Stock)	1,693,048
39,800	Schlumberger Ltd.	3,380,612

		10,454,038

	New Zealand—0.2%
302,900	Air New Zealand Ltd.	616,452

	Norway—0.7%
52,500	Norsk Hydro ASA	2,013,658

	Portugal—0.3%
151,000	Energias de Portugal SA	834,975

	Russia—1.4%
57,600	Gazprom OAO	2,413,440
435	Sberbank	1,696,500

		4,109,940

	Singapore—0.8%
389,160	MobileOne Ltd.	559,302
281,000	Neptune Orient Lines Ltd.	972,922
72,400	Singapore Airlines Ltd.	889,185

		2,421,409

	South Korea—1.1%
52,560	Shinhan Financial Group Co. Ltd.	3,197,350

	Spain—1.9%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,440,394
115,500	Banco Santander Central Hispano SA	2,123,119
33,600	Repsol YPF SA	1,330,175
27,000	Telefonica SA	600,860

		5,494,548

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	Sweden—1.1%
34,200	Electrolux AB (Class B Stock)	$809,748
9,990	Husqvarna AB	141,045
146,400	Nordea Bank AB	2,286,606

		3,237,399

	Switzerland—8.9%
6,600	Ciba Specialty Chemicals AG	428,837
24,300	Credit Suisse Group	1,725,083
2,000	Georg Fischer AG*	1,509,336
2,000	Givaudan SA	1,972,209
8,700	Nestle SA	3,305,770
53,150	Novartis AG	2,983,872
1,900	Rieter Holdings AG	993,192
21,900	Roche Holding AG	3,880,386
8,400	Swiss Reinsurance	766,081
3,400	Swisscom AG	1,162,394
3,800	Syngenta AG	740,813
73,600	UBS AG	4,401,598
3,300	Verwaltungs Und Privat Bank AG	861,809
5,900	Zurich Financial Services AG	1,823,869

		26,555,249

	United Kingdom—19.9%
30,000	Alliance & Leicester PLC	663,259
36,500	ARM Holdings PLC	107,379
44,800	AstraZeneca PLC	2,400,871
71,300	Aviva PLC	1,058,429
199,100	Barclays PLC	2,770,060
184,700	Beazley Group PLC	542,379
147,200	BP PLC	1,771,157
137,900	Bradford & Bingley PLC	1,085,926
453,600	BT Group PLC	3,018,956
114,600	Cadbury Schweppes PLC	1,555,399
48,300	Carnival PLC	2,308,343
48,200	Dairy Crest Group PLC	655,775
285,600	DSG International PLC	905,234
185,400	GKN PLC	1,475,870
30,700	GlaxoSmithKline PLC	799,735
128,000	HBOS PLC	2,517,673
32,800	Interserve PLC	312,076
499,396	Kingfisher PLC	2,262,000
286,800	Legal & General Group PLC	860,417
534,200	Lloyds TSB Group PLC	5,938,358
62,544	Next PLC	2,510,969
184,500	Northern Foods PLC	437,921
366,300	Old Mutual PLC	1,234,333
56,700	Reckitt Benckiser PLC	3,104,073
39,800	Rio Tinto PLC	3,044,852
264,600	Royal & Sun Alliance Insurance Group PLC	769,787

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Common Stocks (continued)
	United Kingdom (cont’d.)
117,300	Royal Bank of Scotland Group PLC	$1,484,254
73,212	Royal Dutch Shell PLC (Class B Stock)	3,051,916
123,828	SABMiller PLC	3,135,113
40,100	Tate & Lyle PLC	455,066
146,100	Taylor Wimpey PLC	1,051,796
54,900	TT Electronics PLC	202,852
851,700	Vodafone Group PLC	2,853,886
85,284	Vodafone Group PLC, ADR	2,868,101

		59,214,215

	Total long-term investments (cost $215,354,741)	293,280,572

	SHORT-TERM INVESTMENT—0.2%

	Affiliated Money Market Mutual Fund
785,924	Dryden Core Investment Fund—Taxable Money Market Series (Note 3)(w) (cost $785,924)	785,924

	Total Investments(o)—98.7% (cost $216,140,665; Note 5)	294,066,496
	Other assets in excess of liabilities(x)—1.3%	3,755,139

	Net Assets—100%	$297,821,635

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(o)	As of June 30, 2007, 98 securities representing $174,772,454 and 59.43% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2007:

Sale Contracts	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen, Expiring 07/03/07	JPY 26,306	$213,584	$213,654	$(70)
Mexican Peso Expiring 12/06/07	MXN 69,000	6,342,495	6,324,731	17,764

		$6,556,079	$6,538,385	$17,694

JPY—Japanese Yen

MXN—Mexican Peso

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Oil & Gas	11.6%
Telecommunications	11.1
Financial—Bank & Trust	8.6
Commercial Banks	7.1
Pharmaceuticals	6.8
Chemicals	5.1
Automobile Manufacturers	4.4
Financial Services	4.2
Insurance	3.5
Retail	3.0
Entertainment & Leisure	2.8
Metals & Mining	2.7
Electronic Components	2.7
Electric	2.4
Foods	2.2
Auto Parts & Related	2.0
Consumer Products & Services	1.9
Banks	1.4
Media	1.2
Diversified Operations	1.2
Beverages	1.1
Household & Personal Products	1.0
Diversified Metals	1.0
Airlines	1.0
Aerospace & Defense	0.9
Transportation	0.8
Paper & Forest Products	0.7
Energy	0.6
Machinery & Equipment	0.5
Distribution/Wholesale	0.5
Advertising	0.5
Iron / Steel	0.4
Real Estate Management & Development	0.4
Agriculture	0.4
Home Builders	0.4
Holding Companies—Diversified	0.3
Office Equipment & Supplies	0.3
Household Durables	0.3
Commercial Services	0.3
Affiliated Money Market Mutual Fund	0.3
Hotels, Restaurants & Leisure	0.2
Textiles	0.2
Healthcare Equipment & Supplies	0.2
Construction Materials	0.2
Diversified Financial Services	0.2
Electronics	0.1

98.7
Other assets in excess of liabilities	1.3

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

International Bond Portfolio	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—172.5%

		Foreign Bonds—89.4%

		Austria—1.9%
EUR	560	Austrian Government International Bond 4.00%, 07/15/09	$750,795

		Belgium—3.7%
EUR	1,100	Belgium Government Bond 4.25%, 09/28/14	1,456,687

		Canada—0.3%
CAD	100	Province of Ontario, Debs. 6.20%, 06/02/31	110,086

		Denmark—1.4%
DKK	1,100	Denmark Government Bond 6.00%, 11/15/11	210,761
DKK	1,994	Realkredit Danmark A/S 5.00%(c), 10/01/38	343,119

			553,880

		Finland—12.1%
EUR	2,010	Finnish Government Bond 4.25%, 07/04/15	2,661,193
EUR	1,450	5.375%, 07/04/13	2,043,168

			4,704,361

		France—5.4%
EUR	80	Credit Suisse Group Capital Guernsey V Ltd. 6.905%(c), 11/29/49	115,780
EUR	1,280	French Government Bond 5.75%, 10/25/32	1,983,623

			2,099,403

		Germany—10.0%
		Deutsche Bundesrepublik
EUR	100	4.25%, 01/04/14	133,002
EUR	100	4.75%, 07/04/34	136,044
EUR	1,000	5.00%, 01/04/12	1,377,546
EUR	660	5.625%, 01/04/28	995,641
EUR	800	6.25%, 01/04/24	1,272,854

			3,915,087

		Ireland—0.9%
EUR	176	Atlantes Mortgage PLC, Series 1, Class A 4.24%(c), 01/17/36	238,480

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		Ireland (cont’d.)
EUR	100	German Postal Pensions Securitisation PLC 3.375%, 01/18/16	$121,946

			360,426

		Italy—0.6%
EUR	166	Argo Mortgages Series L, Series 1, Class A 4.029%(c), 10/28/36	224,619

		Japan—24.7%
		Development Bank of Japan
	500	4.25%, 06/09/15	461,357
		Japan Finance Corporation for Municipal Enterprises Bond
JPY	1,000	1.55%, 02/21/12	8,190
JPY	40,000	Japanese Government Bond, Series 63 1.20%, 03/20/12	321,922
		Japanese Government Bonds
JPY	130,000	1.500%, 03/20/11 - 03/20/15	1,054,132
JPY	250,000	1.600%, 06/20/14 - 09/20/14	2,019,812
JPY	110,000	1.70%, 09/20/16	884,706
JPY	50,000	2.30%, 06/20/35	394,891
JPY	50,000	2.40%, 03/20/34	404,888
JPY	210,000	2.500%, 09/20/35 - 06/20/36	1,725,635
JPY	20,080	Japanese Government CPI Linked Bond 0.80%, 12/10/15	157,998
		Japanese Government CPI Linked Bond, Series 10
JPY	199,900	1.10%, 12/10/16	1,602,934
JPY	20,000	Series 12 1.20%, 06/10/17	161,277
JPY	39,840	Series 11 1.20%, 03/10/17	322,085
JPY	10,000	JLOC Ltd. Series 36, Class A1 0.935%(c), 02/16/16	80,775

			9,600,602

		Korea—0.3%
	100	Korea Development Bank Notes 4.25%, 11/13/07	99,390

		Netherlands—7.6%
EUR	500	Arena BV, Series 2003-I, Class A2 4.30%(c), 05/19/55	663,377
EUR	70	Deutsche Telekom International Finance BV 7.50%, 01/24/33	114,263
EUR	484	Dutch MBS BV, Series X, Class A 4.202%(c), 10/02/49	658,290

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		Netherlands (cont’d.)
EUR	600	Netherlands Government Bond 3.75%, 07/15/09	$801,532
EUR	400	7.50%, 01/15/23	705,215

			2,942,677

		Spain—5.5%
EUR	1,600	Spanish Government Bond 4.40%, 01/31/15	2,134,496

		United Kingdom—15.0%
EUR	500	Chester Asset Receivables Dealings No 11, Series A 6.125%, 10/15/10	703,257
EUR	60	Hilton Group Finance PLC 6.50%, 07/17/09	83,254
EUR	900	Inter-American Development Bank 5.50%, 03/30/10	1,249,403
CAD	100	National Grid PLC(g) 4.98%, 06/22/11 (cost $89,551, purchased 11/03/06)	93,239
		Royal Bank of Scotland PLC, 144A(g)
	300	5.405%(c), 07/21/08 (cost $300,000, purchased 07/14/05)	300,198
		United Kingdom Treasury Stock
GBP	425	4.75%, 06/07/10	829,360
GBP	100	5.00%, 09/07/14	193,612
GBP	1,200	5.75%, 12/07/09	2,406,964

			5,859,287

		Total foreign bonds (cost $33,832,151)	34,811,796

		United States Bonds—83.1%

		Asset Backed Securities—5.2%
	3	CIT Group Home Equity Loan Trust, Series 2002-1, Class AV 5.61%(c), 03/25/33	3,449
EUR	650	Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4 5.375%, 04/10/13	894,352
	164	Fremont Home Loan Trust, Series 2006-1, Class 2A2 5.44%(c), 04/25/36	164,059
	200	Master Asset Backed Securities Trust, Series 2006-WMC1, Class A2 5.43%(c), 02/25/36	199,999
EUR	550	MBNA Credit Card Master Note Trust, Series 2002-A2, Class A 5.60%, 02/17/12	765,770

			2,027,629

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		Bank Loan—0.3%
	100	OAO Rosneft Bridge 6.00%, 09/16/07	$100,140

		Collateralized Mortgage Obligations—2.5%
	335	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 4.90%(c), 10/25/35	330,728
	120	Countrywide Alternative Loan Trust, Series 2005-76, Class 2A1 6.027%(c), 02/25/36	121,189
	100	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3 5.311%, 12/15/39	95,870
	50	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1 6.00%, 07/25/44	50,060
	107	Federal Home Loan Mortgage Corp., Series R006, Class ZA 6.00%, 04/15/36	100,746
	231	Freddie Mac REMICS, Series 2682, Class JB 4.50%, 09/15/19	226,173
	55	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1 5.50%, 09/25/34	54,619

			979,385

		Corporate Bonds—11.5%
EUR	100	American International Group, Inc., Jr. Sub. Notes 4.875%(c), 03/15/67	128,124
	100	Avon Products, Inc., Sr. Unsec’d. Notes 5.125%, 01/15/11	98,767
JPY	10,000	Bank of America N.A. 0.80%, 07/07/08	81,211
EUR	300	Chase Credit Card Master Trust, Series 1998-4 5.00%, 08/15/08	407,609
	100	COX Communications, Inc., Notes 6.75%, 03/15/11	103,487
	100	El Paso Performance-Linked Trust, Notes, 144A (cost $105,901, purchased 03/15/07)(g) 7.75%, 07/15/11	103,000
	100	Exelon Corp., Sr. Unsec’d. Notes 4.90%, 06/15/15	92,026

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		Corporate Bonds (cont’d.)
	100	Federated Department Stores, Sr. Unsec’d. Notes 6.30%, 04/01/09	$100,962
	50	Ford Motor Credit Co. LLC, Notes 7.80%, 06/01/12	48,776
	100	Sr. Unsec’d. Notes 8.105%(c), 01/13/12	99,746
	50	Ford Motor Credit Co., Sr. Notes 7.25%, 10/25/11	48,122
	100	Glitnir Bank HF, Sr. Unsub. Notes (cost $100,000, purchased 04/13/07)(g) 5.617%, 04/20/10	99,832
	100	GMAC LLC, Sr. Unsec’d. Notes 6.00%, 12/15/11	95,070
CAD	100	Goldman Sachs Group, Inc., Sr. Unsec’d. Notes 5.25%, 06/01/16 (cost $90,492, purchased 11/03/06)(g)	91,615
	100	HBOS PLC, Sub. Notes 5.92%(c), 09/29/49	93,787
	200	HSBC Holdings PLC, Sub. Notes 6.50%, 05/02/36	205,534
	100	iStar Financial, Inc., Sr. Unsec’d. Notes 5.15%, 03/01/12	96,230
	100	J.P. Morgan Chase Capital, Jr. Sub. Notes 6.55%, 09/29/36	96,305
	100	Johnson Controls, Inc., Sr. Notes 5.25%, 01/15/11	98,974
	100	Metropolitan Life Global Funding, Notes 5.42%(c), 10/05/07	100,028
EUR	100	Mizuho Financial Group Cayman Ltd., Gtd. Notes 4.75%(c), 04/15/14	135,169
	200	Mizuho Investment, Bank Gtd. Notes, 144A 9.87%(c), 12/29/49	207,904

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		Corporate Bonds (cont’d.)
	100	Mizuho Preferred Capital Co. LLC, Bonds, 144A 8.79%(c), 12/29/49	$102,931
	100	Newell Rubbermaid, Inc., Notes 4.00%, 05/01/10	95,945
	100	Rabobank Capital Fund Trust III, Gtd. Notes, 144A 5.254%(c), 12/29/49	93,631
EUR	50	RBS Capital Trust, Bank Gtd. Notes 6.467%(c), 12/29/49	71,544
	100	Roseton/Danskamme, Series A, Pass-Thru Certs. 7.27%, 11/08/10	101,125
	100	Sabre Holdings Corp., Unsub. Notes 7.35%, 08/01/11	97,000
	200	SB Treasury Co. LLC, Bonds, 144A 9.40%(c), 12/29/49	206,938
	100	SMFG Preferred Capital, Bonds, 144A(g) 6.078%(c), 12/29/49 (cost $100,000, purchased 12/13/06)	96,201
	100	Sprint Capital Corp., Gtd. Notes 8.375%, 03/15/12	108,939
	100	State Street Capital Trust IV, Gtd. Notes 6.355%(c), 06/15/37	100,295
EUR	250	Student Loan Marketing Assoc. 3.80%, 06/17/10	328,889
	100	TXU Energy Co. LLC, Sr. Unsec’d. Notes, 144A (cost $100,000, purchased 03/13/07)(g) 5.86%(c), 09/16/08	100,039
	100	Viacom, Inc., Sr. Notes 5.75%, 04/30/11	99,855
	100	Wells Fargo (Old), Notes 5.37%(c), 03/10/08	100,068
EUR	100	Zurich Finance USA, Inc., Gtd. Notes 5.75%(c), 10/02/23	139,062

			4,474,740

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		U.S. Government Agency Obligations—0.2%
	87	Small Business Administration Participation Certificates, Series 2005-20E, Class 1 4.84%, 05/01/25	$82,639

		U.S. Government Mortgage Backed Obligations—46.8%
		Federal National Mortgage Assoc.
	278	5.50%, 04/01/33 - 05/01/35	268,433
	9,100	5.50%, TBA	8,775,812
	7,000	6.00%, TBA	6,923,434
	2,000	6.50%, 07/12/37	2,018,750
	200	8.95%, 02/12/18	256,269

			18,242,698

		U.S. Treasury Obligations—16.6%
		U.S. Treasury Bonds
	100	4.50%, 02/15/36	90,547
	1,200	8.875%, 02/15/19	1,587,000
	4,800	U.S. Treasury Notes 4.875%, 01/31/09	4,793,626

			6,471,173

		Total United States Bonds (cost $32,235,142)	32,378,404

		Total long-term investments (cost $66,067,293)	67,190,200

		SHORT-TERM INVESTMENTS—12.3%
SHARES

		Affiliated Money Market Mutual Fund—2.3%
	908,371	Dryden Core Investment Fund—Taxable Money Market Series (cost $908,371) (Note 3)(w)	908,371

PRINCIPAL AMOUNT (000)#

		Foreign Treasury Obligations—8.7%
		France Treasury Bills(n)
EUR	2,000	4.02%, 08/23/07	2,691,615
EUR	525	4.057%, 09/13/07	704,872

		(cost $3,363,949)	3,396,487

		U.S. Treasury Obligations—0.6%
	210	U.S. Treasury Bills(k)(n) 4.645%, 09/13/07 (cost $207,995)	208,066

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	Certificates of Deposit—0.5%
200	Countrywide Bank NA 5.35%(c), 08/16/07 (cost $199,997)	$200,004

CONTRACTS/ NOTIONAL AMOUNTS (000)
	OUTSTANDING OPTIONS PURCHASED—0.2%

	Call Options—0.2%
3,800	FNMA Option, expiring 07/05/2007, Strike Price $103.20	—
300	expiring 08/07/2007, Strike Price $103.16	—
400	Swap on 3 Month LIBOR, expiring 12/05/2007, Strike Price $116.00	18,438
700	expiring 03/31/2008, @ 4.75%	865
700	expiring 09/26/2008, @ 4.75%	1,377
18,400	expiring 09/26/2008, @ 4.75%	36,199
3,100	U.S. Treasury Notes Futures, expiring 08/24/2007, Strike Price $109.00	1,453
800	expiring 08/24/2007, Strike Price $111.00	125
2,300	expiring 08/24/2007, Strike Price $112.00	359

		58,816

	Put Options
	Euro-Bobl,
2,400	expiring 08/24/2007, Strike Price $104.25	974
	Euro-Bund,
2,300	expiring 08/24/2007, Strike Price $104.00	311
	Eurodollar Futures,
19,000	expiring 09/17/2007, Strike Price $90.75	119
26,000	expiring 03/17/2008, Strike Price $93.00	163
2,000	expiring 03/17/2008, Strike Price $93.25	13
	FNMA Option,
1,800	expiring 07/05/2007, Strike Price $93.00	—
200	expiring 08/07/2007, Strike Price $90.00	2
14,800	expiring 09/06/2007, Strike Price $90.00	1,228
7,000	expiring 09/06/2007, Strike Price $92.16	476
	Swap on 3 Month LIBOR,
40,000	expiring 08/13/2007, @ 2.08%	1,970
140,000	expiring 08/13/2007, @ 2.12%	4,872
	UK 3 Month LIBOR,
11,500	expiring 03/19/2008, Strike Price $93.00	866
	U.S. Treasury Notes Futures,
600	expiring 08/24/2007, Strike Price $105.00	2,812

		13,806

	Total outstanding options purchased (cost $139,274)	72,622

	Total short-term investments (cost $4,819,586)	4,785,550

	Total Investments, Before Outstanding Options Written and Securities Sold Short—184.8% (cost $70,886,879; Note 5)	71,975,750

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	SECURITIES SOLD SHORT—(14.4)%
	U.S. Treasury Obligations
	U.S. Treasury Notes
1,800	4.50%, 05/15/17	$(1,725,750)
1,760	4.50%, 02/15/16	(1,696,337)
1,100	4.625%, 02/15/17	(1,065,282)
1,100	5.125%, 05/15/16	(1,106,187)

	Total securities sold short (proceeds $5,544,387)	(5,593,556)

Contracts/ Notional Amounts (000)	OUTSTANDING OPTIONS WRITTEN—(0.1)%
	Call Options
	Currency Option, on USD vs BRL,
300	expiring 07/27/2007 @ FX Rate 2.02	(269)
	Swap on 3 Month LIBOR,
2,000	expiring 02/01/08 @ 4.90%	(4,266)
300	expiring 03/31/08 @ 4.95%	(1,026)
300	expiring 09/26/08 @ 4.95%	(1,511)
8,000	expiring 09/26/08 @ 4.95%	(40,295)
	U.S. Treasury Notes Futures,
800	expiring 08/24/07 Strike Price $106.50	(3,250)
800	expiring 08/24/07 Strike Price $107.00	(2,125)

	Total outstanding options written (premiums received $118,634)	(52,742)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—170.3% (cost $65,223,858)	66,329,452
	Liabilities in excess of other assets(x)—(70.3%)	(27,392,259)

	Net Assets—100%	$38,937,193

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

BRL—Brazilian Real

CAD—Canadian Dollar

DKK—Denmark Krone

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—Korean Won

MXN—Mexican Peso

MYR—Malaysia Ringgit

RUS—Russian Ruble

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(g)	Private placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $885,944. The aggregate value of $884,124 is approximately 2.3% of net assets.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
5	10 Year Japanese Bond	Sep 07	$5,354,315	$5,360,812	$6,497
24	Euro-Bobl	Sep 07	3,458,131	3,445,463	(12,668)
23	Euro-Bund	Sep 07	3,449,680	3,447,588	(2,092)
2	90 Day Euro Dollar	Sep 07	475,550	473,350	(2,200)
1	90 Day Euro Dollar	Dec 07	238,026	236,789	(1,237)
37	90 Day EuroYen	Dec 07	7,445,960	7,437,188	(8,772)
47	90 Day Euro Dollar	Mar 08	11,150,500	11,137,825	(12,675)
40	90 Day Euro Dollar	Jun 08	9,526,188	9,482,500	(43,688)
20	90 Day Euro Dollar	Sep 08	4,732,500	4,740,750	8,250
23	90 Day Sterling	Mar 08	5,456,946	5,409,027	(47,919)

					(116,504)

Short Positions:
50	10 Year U.S. Treasury Notes	Sep 07	$5,287,922	$5,285,156	$2,766
6	10 Year U.K. Gilt	Sep 07	1,562,864	1,562,262	602

					3,368

					$(113,136)

Forward foreign currency exchange contracts outstanding at June 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/03/07	BRL	483	$244,000	$249,991	$5,991
Expiring 10/02/07	BRL	909	443,000	465,725	22,725
Expiring 03/04/08	BRL	693	347,849	349,668	1,819
Japanese Yen,
Expiring 07/24/07	JPY	58,167	474,953	474,010	(943)
Korean Won,
Expiring 07/30/07	KRW	236,345	255,646	256,164	518
Expiring 08/27/07	KRW	77,955	84,000	84,543	543
Euro,
Expiring 07/26/07	EUR	84	113,528	113,528	—
Mexican Peso,
Expiring 03/13/08	MXN	3,323	295,298	302,586	7,288
Malaysia Ringgit,
Expiring 09/05/07	MYR	424	123,000	123,162	162
Expiring 05/12/08	MYR	1,762	532,500	518,255	(14,245)
Russia Ruble,
Expiring 12/10/07	RUS	18,834	732,000	734,778	2,778

			$3,645,774	$3,672,410	$26,636

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2007 (continued):

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/03/07	BRL	483	$252,888	$250,135	$2,753
Expiring 10/02/07	BRL	146	75,000	75,007	(7)
Canadian Dollars
Expiring 08/09/07	CAD	329	307,792	309,162	(1,370)
Danish Krones,
Expiring 09/06/07	DKK	3,106	564,143	566,046	(1,903)
Euro,
Expiring 07/26/07	EUR	15,592	20,914,270	21,122,981	(208,711)
Pound Sterling,
Expiring 08/09/07	GBP	30	59,894	60,209	(315)
Japanese Yen,
Expiring 07/24/07	JPY	1,165,901	9,563,574	9,438,253	125,321
Mexican Peso,
Expiring 03/13/08	GBP	2,255	202,000	205,343	(3,343)

			$31,939,561	$32,027,136	$(87,575)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	06/20/17	$1,600,000	5.00%	3 month LIBOR	$95,383
Barclays Capital(1)	06/18/09	2,500,000	5.00%	3 month LIBOR	(12,110)
Barclays Capital(2)	12/19/12	800,000	5.00%	3 month LIBOR	(2,474)
Duetsche Bank(1)	06/18/09	7,700,000	5.00%	3 month LIBOR	(37,506)
Duetsche Bank(1)	12/19/08	9,100,000	5.00%	3 month LIBOR	(33,468)
Duetsche Bank(2)	12/19/12	1,200,000	5.00%	3 month LIBOR	(1,526)
Duetsche Bank(2)	12/19/17	3,000,000	5.00%	3 month LIBOR	(19,355)
Duetsche Bank(2)	06/20/14	200,000	5.00%	3 month LIBOR	7,032
Duetsche Bank(3)	12/07/07	300,000	0.288%	CMS 10y-2y	1,707
Goldman Sachs & Co.(2)	06/20/14	1,600,000	5.00%	3 month LIBOR	56,257
Lehman Brothers(2)	12/19/17	600,000	5.00%	3 month LIBOR	(4,715)
Lehman Brothers(2)	06/20/14	4,200,000	5.00%	3 month LIBOR	147,715
Morgan Stanley Capital Services, Inc.(1)	06/20/09	7,800,000	5.00%	3 month LIBOR	(57,227)
Morgan Stanley Capital Services, Inc.(2)	12/19/17	1,700,000	5.00%	3 month LIBOR	(11,070)
UBS AG(1)	12/19/08	100,000	5.00%	3 month LIBOR	(348)
Citigroup(1)	01/15/09	AUD1,000,000	6.50%	3 month Australian Bank Bill rate	(2,623)
Duetsche Bank(1)	01/15/09	AUD1,380,000	6.50%	3 month Australian Bank Bill rate	(3,552)
Barclays Capital(1)	04/30/12	EUR500,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(5,323)

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

Interest rate swap agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	06/15/17		EUR3,800,000	4.00%	6 month Euribor	$220,492
Duetsche Bank(2)	03/19/38		EUR600,000	5.00%	6 month Euribor	(12,498)
Goldman Sachs & Co.(1)	06/21/36		EUR100,000	4.00%	6 month Euribor	(7,161)
Goldman Sachs & Co.(1)	06/15/12		EUR300,000	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,154)
Goldman Sachs & Co.(2)	12/15/11		EUR2,700,000	5.00%	6 month Euribor	49,945
Goldman Sachs & Co.(2)	12/15/14		EUR1,000,000	4.00%	6 month Euribor	66,134
Morgan Stanley Capital Services, Inc.(1)	06/18/34		EUR500,000	4.50%	6 month Euribor	(11,374)
Barclays Capital(1)	09/15/10		GBP1,600,000	5.00%	6 month LIBOR	(121,243)
Barclays Capital(1)	06/12/36		GBP100,000	4.25%	6 month LIBOR	(21,990)
Barclays Capital(2)	09/15/17		GBP200,000	4.50%	6 month LIBOR	2,872
Barclays Capital(2)	06/18/34		GBP100,000	5.00%	6 month LIBOR	19,771
Barclays Capital(2)	12/15/35		GBP700,000	4.00%	6 month LIBOR	44,067
Duetsche Bank(1)	09/15/10		GBP200,000	5.00%	6 month LIBOR	(14,005)
Duetsche Bank(1)	09/15/15		GBP100,000	5.00%	6 month LIBOR	(9,492)
Duetsche Bank(1)	06/15/09		GBP100,000	5.00%	6 month LIBOR	(4,222)
Goldman Sachs & Co.(1)	09/20/12		GBP1,100,000	6.00%	6 month LIBOR	(3,455)
Goldman Sachs & Co.(1)	09/15/10		GBP600,000	5.00%	6 month LIBOR	(45,866)
Morgan Stanley Capital Services, Inc.(1)	06/15/09		GBP100,000	5.00%	6 month LIBOR	(4,117)
Morgan Stanley Capital Services, Inc.(2)	06/18/34		GBP100,000	5.00%	6 month LIBOR	12,211
Morgan Stanley Capital Services, Inc.(2)	12/15/35		GBP100,000	4.00%	6 month LIBOR	10,494
Barclays Capital(1)	03/18/09		JPY40,000,000	1.00%	6 month LIBOR	(552)
Barclays Capital(2)	12/20/16		JPY240,000,000	2.00%	6 month LIBOR	(17,642)
Duetsche Bank(1)	06/20/27		JPY10,000,000	3.00%	6 month LIBOR	(608)
Duetsche Bank(1)	09/18/08		JPY40,000,000	1.00%	6 month LIBOR	(96)
Duetsche Bank(1)	03/18/09	JPY	820,000,000	1.00%	6 month LIBOR	(9,922)
Duetsche Bank(2)	03/20/11		JPY200,000,000	1.50%	6 month LIBOR	7,807
Goldman Sachs & Co.(1)	03/18/09		JPY300,000,000	1.00%	6 month LIBOR	(5,589)
Goldman Sachs & Co.(1)	06/20/12		JPY40,000,000	1.50%	6 month LIBOR	(3,636)
Goldman Sachs & Co.(2)	03/20/11		JPY150,000,000	1.50%	6 month LIBOR	7,617
Goldman Sachs & Co.(2)	12/20/16		JPY440,000,000	2.00%	6 month LIBOR	(26,615)
Goldman Sachs & Co.(2)	12/20/13		JPY200,000,000	2.00%	6 month LIBOR	(20,925)
Goldman Sachs & Co.(2)	06/20/10		JPY150,000,000	2.00%	6 month LIBOR	(7,902)
Morgan Stanley Capital Services, Inc.(1)	03/18/09		JPY430,000,000	1.00%	6 month LIBOR	(8,354)
Morgan Stanley Capital Services, Inc.(1)	06/20/27		JPY10,000,000	3.00%	6 month LIBOR	(850)
Morgan Stanley Capital Services, Inc.(1)	09/18/08		JPY200,000,000	1.00%	6 month LIBOR	(1,222)
Morgan Stanley Capital Services, Inc.(2)	03/20/11		JPY200,000,000	1.50%	6 month LIBOR	10,622
Morgan Stanley Capital Services, Inc.(2)	12/20/16		JPY100,000,000	2.00%	6 month LIBOR	(5,744)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(2)	09/27/16	JPY	100,000,000	1.98%	6 month LIBOR	$396
UBS AG(1)	06/20/27		JPY10,000,000	3.00%	6 month LIBOR	(586)
UBS AG(1)	03/18/09		JPY940,000,000	1.00%	6 month LIBOR	(17,210)
UBS AG(1)	09/18/08		JPY690,000,000	1.00%	6 month LIBOR	(9,661)
UBS AG(1)	06/20/36		JPY10,000,000	2.50%	6 month LIBOR	(2,703)
UBS AG(2)	03/20/11		JPY260,000,000	1.50%	6 month LIBOR	14,360
UBS AG(2)	12/20/16		JPY120,000,000	2.00%	6 month LIBOR	(3,943)
UBS AG(2)	12/20/13		JPY150,000,000	2.00%	6 month LIBOR	8,635
JP Morgan(1)	09/23/16		MXN1,000,000	8.84%	28 day Mexican interbank rate	3,726
Morgan Stanley Capital Services, Inc.(1)	09/05/16		MXN2,000,000	8.72%	28 day Mexican interbank rate	933
Morgan Stanley Capital Services, Inc.(1)	11/04/16		MXN1,500,000	8.17%	28 day Mexican interbank rate	(1,260)

						$195,282

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	Portfolio pays the fixed and receives the difference between the floating rate and the strike price.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	03/20/11	$100,000	0.16%	Avon Products, 5.125%, due 01/15/11	$(64)
Duetsche Bank(1)	06/20/08	200,000	0.16%	Bear Stearns Co., 5.3%, due 10/30/15	(96)
Duetsche Bank(1)	06/20/08	100,000	0.16%	Bear Stearns Co., 5.3%, due 10/30/15	(48)
Morgan Stanley Capital Services, Inc.(2)	03/20/11	100,000	0.20%	Cox Communications, Inc., 6.75%, due 03/15/11	(114)
Bank of America Securities LLC(2)	06/20/17	100,000	0.48%	Diamond Offshore Drilling, 4.875%, due 07/01/15	39
Bank of America Securities LLC(2)	06/20/17	6,700,000	0.60%	Dow Jones CDX IG8 Index	32,010

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Duetsche Bank(2)	06/20/17		1,600,000	0.60%	Dow Jones CDX IG8 Index	$(141)
Morgan Stanley Capital Services, Inc.(2)	06/20/17		1,000,000	0.60%	Dow Jones CDX IG8 Index	3,421
Barclays Capital(2)	12/20/16	EUR	300,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(848)
Duetsche Bank(2)	12/20/16		EUR200,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(634)
Goldman Sachs & Co.(2)	12/20/16		EUR100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(217)
JP Morgan(2)	12/20/16		EUR100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(556)
Merrill Lynch & Co.(2)	06/20/15		100,000	0.52%	Exelon Corp., 4.90%, due 06/15/15	441
Morgan Stanley Capital Services, Inc.(2)	06/20/09		100,000	0.23%	Federated Department Stores, Inc., 5.0%, due 07/01/36	16
Merrill Lynch & Co.(2)	06/20/10		100,000	2.31%	Ford Motor Credit Co., 7.875%, due 06/15/10	392
Morgan Stanley Capital Services, Inc.(2)	06/20/10		100,000	0.17%	Glitnir Banki, 5.62%, due 04/20/10	100
Bank of America Securities LLC(2)	06/20/12		100,000	0.46%	GlobalSantaFe Corp., 5.0%, due 02/15/13	(358)
UBS AG(2)	06/20/16		100,000	0.31%	Goldman Sachs Group, Inc., 5.25%, due 06/01/16	849
Duetsche Bank(1)	06/20/08		100,000	0.12%	Goldman Sachs Group, Inc., 6.6%, due 01/15/12	(39)
Credit Suisse International(2)	03/20/12		100,000	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	379

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
JP Morgan(2)	03/20/11	$100,000	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	$(461)
Duetsche Bank(1)	06/20/08	200,000	0.16%	Lehman Brothers Holdings, 6.625%, due 01/18/12	(36)
Lehman Brothers(2)	06/20/17	100,000	1.02%	MeadWestvaco Corp., 6.85%, due 04/01/12	904
Bank of America Securities LLC(1)	06/20/08	100,000	0.15%	Merrill Lynch & Co., 6.0%, due 02/17/09	(7)
Duetsche Bank(1)	06/20/08	200,000	0.14%	Merrill Lynch & Co., 6.0%, due 02/17/09	(45)
Duetsche Bank(1)	06/20/08	200,000	0.14%	Morgan Stanley, 6.6%, due 04/01/12	(60)
Barclays Capital(2)	06/20/11	100,000	0.21%	National Grid PLC, 5.0%, due 07/02/18	(211)
Citigroup(2)	06/20/10	100,000	0.13%	Newell Rubbermaid, Inc., 4.0%, due 05/01/10	(58)
Goldman Sachs & Co.(2)	06/20/12	100,000	0.53%	Noble Corp., 5.875%, due 06/01/13	(453)
Goldman Sachs & Co.(1)	05/20/12	100,000	0.82%	OJSC Russian Agriculture Bank, 6.875%, due 11/29/10	639
JP Morgan(2)	09/20/11	100,000	0.93%	Sabre Holding Corp., 7.35%, due 08/01/11	7,399
Duetsche Bank(2)	09/20/07	JPY10,000,000	2.30%	Softbank Corp., 1.75%, due 01/31/14	403
Merrill Lynch & Co.(2)	03/20/12	100,000	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	287
UBS AG(2)	06/20/17	100,000	1.30%	Toll Brothers Finance Corp., 6.875%, 11/15/12	2,359

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.(2)	06/20/17	$100,000	0.50%	Transocean, Inc., 7.375%, due 04/15/18	$(98)
Bear Stearns International Ltd.(2)	06/20/11	100,000	0.47%	Viacom, Inc., 5.75%, due 04/30/11	(655)
Morgan Stanley Capital Services, Inc.(2)	06/20/17	100,000	0.99%	Weyerhaeuser Co., 6.75%, due 03/15/12	31

					$44,470

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Foreign Government Bonds	76.7%
U.S. Government Mortgage-Backed Obligations	46.9
U.S. Treasury Obligations	17.2
Financial-Bank & Trust	9.0
Foreign Treasury Bills	8.7
Collateralized Mortgage Obligations	6.5
Diversified Financial Services	5.9
Asset Backed Securities	5.2
Affiliated Money Market Mutual Fund	2.3
U.S. Government Agency Obligations	1.1
Insurance	0.9
Utilities	0.7
Telecommunications	0.6
Media	0.5
Municipal Bond	0.3
Pipelines	0.3
Retail	0.3
Bank Loan	0.3
Automobile Parts & Equipment	0.2
Cosmetics & Toiletries	0.2
Entertainment & Leisure	0.2
Real Estate Investment Trust	0.2
Housewares	0.2
Hotels & Motels	0.2
Outstanding Options Purchased	0.2

184.8
Written Options and Securities Sold Short	(14.5)
Liabilities in Excess of Other Assets	(70.3)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

Total Return Bond Portfolio	Portfolio of Investments As of June 30, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—92.9%

		Asset-Backed Securities—1.4%
Aaa	$380	Honda Auto Receivables Owner Trust, Series 2006-1, Class A2 5.10%, 09/18/08	$379,824
Aaa	862	Nelnet Student Loan Trust, Series 2006-2, Class A1 5.325%(c), 10/27/14	862,402
Aaa	544	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2 5.18%, 08/15/08	544,251
Aaa	813	Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A 4.90%(c), 04/25/35	810,471

		Total asset-backed securities (cost $2,591,870)	2,596,948

		Bank Notes—2.0%
B(d)	597	Ford Motor Co., Term B Notes 8.36%(c), 11/29/13	600,748
Ba	3,300	SLM Corp., Bridge Loan 6.00%, 06/30/08	3,283,500

		Total bank notes (cost $3,880,500)	3,884,248

		Collateralized Mortgage Obligations—1.3%
AAA(d)	2	American Housing Trust, Series I, Class 5 8.625%, 08/25/18	2,254
Aaa	121	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 5.627%(c), 02/25/33	120,804
Aaa	483	Series 2005-4, Class 23A2 5.381%(c), 05/25/35	479,624
Aaa	6	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 6.678%(c), 01/25/32	6,043
Aaa	77	Residential Funding Mortgage Securities, Series 2003-S9, Class A1 6.50%, 03/25/32	77,312
Aaa	1,880	Washington Mutual, Inc., Series 2003-R1, Class A1 5.86%(c), 12/25/27	1,880,176

		Total collateralized mortgage obligations (cost $2,579,324)	2,566,213

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Corporate Bonds—12.6%

		Aerospace—0.1%
Baa2	$200	Goodrich (BF) Corp., Notes 6.29%, 07/01/16	$204,261

		Airlines—0.3%
NR	1,000	United Air Lines, Inc., Equipment Trust(g)(i) 10.85%, 02/19/15	523,750

		Automobile Manufacturers—0.2%
Baa1	400	DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN 5.75%(c), 09/08/11	400,550

		Financial—Bank & Trust—1.3%
Aa1	1,200	Bank of America Corp., Sr. Notes 5.616%(c), 10/14/16	1,204,255
Aa2	800	HSBC Bank USA NA, Sr. Notes 5.43%(c), 09/21/07	800,196
A2	400	VTB Capital SA, Sr. Notes, 144A 5.955%(c), 08/01/08	400,400

			2,404,851

		Financial Services—3.3%
Aa1	400	CitiFinancial, Inc., Notes 6.625%, 06/01/15	418,726
Aaa	3,300	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 5.355%(c), 10/24/08	3,301,340
Baa1	800	General Mills, Inc., Unsub. Notes 5.485%(c), 01/22/10	799,454
		Pemex Project Funding Master Trust, Gtd. Notes
Baa1	500	8.00%, 11/15/11	542,500
Baa1	250	9.125%, 10/13/10	275,000
A1	1,000	Unicredit Luxembourg Finance SA, Sr. Notes, 144A (Luxembourg) 5.405%, 10/24/08	1,000,281

			6,337,301

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Healthcare Services—1.9%
A2	$3,600	Amgen, Inc., Sr. Unsec’d. Notes, 144A 5.44%(c), 11/28/08	$3,600,673

		Oil, Gas & Consumable Fuels—0.4%
Baa1	800	Transocean, Inc., Unsec’d. Notes 5.56%(c), 09/05/08	800,523

		Pipelines—0.2%
Ba3	400	El Paso Corp., Sr. Unsec’d. Notes, MTN 7.80%, 08/01/31	405,063

		Real Estate Investment Trust—0.1%
Baa2	200	iStar Financial, Inc., Sr. Unsec’d. Notes 5.80%, 03/15/11	199,178

		Telecommunications—4.2%
A2	1,700	BellSouth Corp., Notes, 144A 4.258%, 04/26/21	1,684,780
A2	800	Sr. Unsec’d. Notes 5.46%(c), 08/15/08	800,610
		Embarq Corp., Sr. Unsec’d. Notes
Baa3	1,600	6.738%, 06/01/13	1,630,523
Baa3	1,000	7.082%, 06/01/16	1,005,602
		Qwest Corp.,
		Debs.
Ba1	250	7.50%, 06/15/23	250,000
		Sr. Notes
Ba1	1,500	7.625%, 06/15/15	1,548,750
		Sprint Capital Corp., Gtd. Notes
Baa3	1,000	8.375%, 03/15/12	1,089,393

			8,009,658

		Tobacco—0.4%
		Reynolds American, Inc., Gtd. Notes
Ba1	750	7.625%, 06/01/16	794,093

		Utilities—0.2%
		Edison Mission Energy, Sr. Notes
B1	300	7.00%, 05/15/17	282,750

		Total corporate bonds (cost $24,347,932)	23,962,651

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#			DESCRIPTION	VALUE (NOTE 1)

				Foreign Government Bonds—2.4%
				Republic of Brazil
Ba2		$2,200		12.50%, 01/05/22	$1,471,229
				Republic of Panama
Ba1		300		8.875%, 09/30/27	377,250
Ba1		450		9.375%, 07/23/12	515,250
				Republic of Peru
Ba2		400		9.125%, 01/15/08	404,000
				United Kingdom Treasury Gilt
Aaa	GBP	700		4.25%, 03/07/11	1,334,769
Aaa	GBP	200		5.75%, 12/07/09	401,161

				Total foreign government bonds (cost $4,079,393)	4,503,659

				Municipal Bonds—1.1%

				Georgia—0.3%
				Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices
Aaa		500		5.00%, 03/01/21	515,925

				New York—0.8%
				New York City Trust For Cultural Resources, Museum of Modern Art
Aaa		1,500		5.125%, 07/01/31	1,553,835

				Total municipal bonds (cost $1,938,931)	2,069,760

				U.S. Government Mortgage Backed Obligations—56.8%
				Federal Home Loan Mortgage Corp.
		65		4.364%(c), 09/01/35	64,715
		1,770		5.00%, 09/01/35	1,663,257
		42		5.50%, 06/01/29	40,517
		92		6.00%, 09/01/22	92,085
		53		7.277%(c), 01/01/24	53,971
		64		7.50%, 09/01/16 - 07/01/17	67,476
		—	(r)	9.25%, 01/01/10	405
				Federal National Mortgage Assoc.
		14,738		4.00%, 08/01/18 - 06/01/19	13,693,090
		2,000		4.50%, TBA	1,897,500
		8,667		4.50%, 06/01/34 - 09/01/35	7,889,142
		375		4.562%(c), 12/01/34	369,552
		21,000		5.00%, TBA	19,674,375
		9,502		5.00%, 01/01/19 - 02/01/36	8,929,269
		28,200		5.50%, TBA	27,193,500
		18,682		5.50%, 07/01/32 - 09/01/36	18,047,290
		111		5.569%(c), 05/01/36	111,841
		2,736		6.00%, 11/01/16 - 01/01/36	2,711,407
		556		6.50%, 04/01/21 - 03/01/37	564,987
		151		6.875%(c), 01/01/20	153,427

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			Government National Mortgage Assoc.
		$2,000	5.00%, 04/15/35 - 03/15/37	$1,892,812
		30	5.375%(c), 06/20/23	30,675
		86	5.75%, 07/20/22 - 07/20/27	87,096
		1,924	6.00%, 06/15/36 - 07/20/36	1,913,100
		134	6.125%, 10/20/26 - 11/20/29	135,134
		107	6.375%, 02/20/17 - 02/20/26	107,864
		74	8.50%, 06/15/30 - 08/20/30	79,045

			Total U.S. Government mortgage backed obligations (cost $109,100,937)	107,463,532

			U.S. Treasury Obligations—15.3%
			U.S. Treasury Bonds
		400	8.125%, 08/15/19	505,812
			U.S. Treasury Inflationary Bonds, TIPS
		700	0.875%, 04/15/10, RRB	725,283
		2,600	2.00%, 07/15/14, RRB	2,736,642
		1,200	2.00%, 01/15/16 - 01/15/26, RRB	1,159,179
		200	2.375%, 04/15/11, RRB	205,984
		1,600	2.375%, 01/15/17, RRB	1,601,022
		600	2.50%, 07/15/16, RRB	607,204
			U.S. Treasury Notes
		450	3.375%, 02/15/08	445,465
		1,900	3.75%, 05/15/08	1,879,218
		12,600	4.625%, 12/31/11 - 02/29/12	12,439,154
		900	4.75%, 01/31/12 - 05/15/14	889,750
		4,550	4.875%, 08/15/09 - 07/31/11	4,546,485
			U.S. Treasury Strips, PO
		2,500	7.25%, 02/15/22	1,158,675

			Total U.S. treasury obligations (cost $28,966,452)	28,899,873

			Total long-term investments (cost $177,485,339)	175,946,884

			SHORT-TERM INVESTMENTS—34.5%
			Commercial Paper—1.5%
			UBS Finance LLC (cost $2,800,000)
P-1		2,800	5.35%, 07/02/07	2,800,000

			Foreign Treasury Obligations(n)—24.8%
			Belgium Treasury Bill (Belgium)
Aaa	EUR	1,600	3.94%, 09/13/07	2,148,314
			Bundesobligation (Germany), German Bonds
Aaa	EUR	25,700	4.50%, 08/17/07	34,794,221

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			Foreign Treasury Obligations(n) (cont’d.)
Aaa	EUR	7,500	Dutch Treasury Certificate (Netherlands) 3.96%, 08/31/07	$10,084,929

			Total foreign treasury obligations (cost $46,964,199)	47,027,464

			U.S. Treasury Obligations(k)—0.4%
			U.S. Treasury Bills
		40	4.44%, 09/13/07	39,631
		160	4.45%, 09/13/07	158,526
		515	4.645%, 09/13/07	510,256

			Total U.S. treasury obligations (cost $708,345)	708,413

	SHARES
			Affiliated Money Market Mutual Fund—7.0%
		13,168,877	Dryden Core Investment Fund—Taxable Money Market Series (cost $13,168,877; Note 3)(w)	13,168,877

	NOTIONAL AMOUNTS (000)		OUTSTANDING OPTIONS PURCHASED*—0.8%

			Call Options—0.5%
		1,300	Currency Option EUR vs. JPY, expiring 05/20/2010, Strike Price JPY148.30	100,157
		2,000	Currency Option EUR vs. USD, expiring 05/19/2008, Strike Price $1.362	60,340
		4,100	expiring 05/21/2010, Strike Price $1.375	206,102
		3,500	Currency Option USD vs. JPY, expiring 03/17/2010, Strike Price JPY104.00	270,081
		1,400	expiring 03/31/2010, Strike Price JPY104.65	101,594
		92,000	Eurodollar Futures, expiring 06/16/2008, Strike Price $95.25	28,750
		62,000	expiring 12/17/2007, Strike Price $95.25	3,100
		15,000	expiring 09/17/2007, Strike Price $95.00	375
		36,000	expiring 09/14/2007, Strike Price $95.00	8,325
		197,000	expiring 03/17/2008, Strike Price $95.00	61,562
		25,600	Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.75%	50,363
		9,100	expiring 12/20/2007 @ 5.00%	11,184
		16,000	expiring 07/02/2007 @ 5.37%	—
		21,900	expiring 12/15/2008 @ 5.55%	161,366
		16,300	U.S. Treasury Note Future, expiring 08/24/2007, Strike Price $111.00	2,547

				1,065,846

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

NOTIONAL AMOUNTS (000)	DESCRIPTION	VALUE (NOTE 1)

	Put Options—0.3%
1,100	Currency Option EUR vs. USD, expiring 05/21/2010, Strike Price $1.375	$50,305
1,300	Currency Option EUR vs. JPY, expiring 05/20/2010, Strike Price JPY148.30	68,694
1,400	Currency Option EUR vs. USD, expiring 05/21/2008, Strike Price $1.355	47,130
1,400	expiring 05/21/2008, Strike Price $1.355	35,056
2,000	expiring 05/19/2008, Strike Price $1.362	56,518
3,000	expiring 05/21/2010, Strike Price $1.375	137,196
3,500	Currency Option USD vs. JPY, expiring 03/17/2010, Strike Price JPY104.00	91,332
1,400	expiring 03/31/2010, Strike Price JPY104.65	38,948
100,000	Eurodollar Futures, expiring 03/17/2008, Strike Price $92.25	625
183,000	expiring 03/17/2008, Strike Price $92.50	1,144
275,000	expiring 03/17/2008, Strike Price $91.75	1,719
2,000	FNMA, expiring 07/05/2007, Strike Price $89.63	—
28,500	Swap on 3 Month LIBOR, expiring 03/19/2008, Strike Price $93.00	2,146
108,500	expiring 06/18/2008, Strike Price $92.50	8,171

		538,984

	Total outstanding options purchased (cost $1,905,090)	1,604,830

	Total short-term investments (cost $65,546,511)	65,309,584

	Total Investments, Before Outstanding Options Written and Securities Sold Short—127.4% (cost $243,031,850; Note 5)	241,256,468

PRINCIPAL AMOUNT (000)#	SECURITIES SOLD SHORT—(7.2%)
	U.S. Government Agency Obligation—(0.5%)
$1,000	Government National Mortgage Assoc. 5.00%, TBA	(945,625)

	U.S. Treasury Obligations—(6.7%)
2,100	U.S. Treasury Notes 3.625%, 05/15/13	(1,963,336)
8,800	4.125%, 05/15/15	(8,293,314)
2,500	4.75%, 05/15/14	(2,468,750)

		(12,725,400)

	Total Securities Sold Short (proceeds received $13,596,231)	(13,671,025)

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

Notional Amounts (000)	DESCRIPTION	VALUE (NOTE 1)

	OUTSTANDING OPTIONS WRITTEN*—(0.1%)
	Call Options
	Swap on 3 Month LIBOR,
11,100	expiring 09/26/2008 @ 4.95%	$(55,909)
4,000	expiring 12/20/2007 @ 5.15%	(13,045)
5,200	expiring 07/02/2007 @ 5.50%	—
7,300	expiring 12/15/2008 @ 5.75%	(158,142)

	Total outstanding options written (premiums received $360,353)	(227,096)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—120.1% (cost $229,075,266; Note 5)	227,358,347
	Other liabilities in excess of other assets(x)—(20.1%)	(38,067,317)

	Net Assets—100%	$189,291,030

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AUD—Australian Dollar

BRL— Brazilian Real

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MTN—Medium Term Note

MXN—Mexican Peso

NR—Not Rated by Moody’s or Standard & Poor’s

PO—Principal Only

RRB—Real Return Bonds

RUB—Russian Ruble

TBA—Securities Purchased on a Forward Commitment Basis

TIPS—Treasury Inflation Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
84	5 Year U.S. Treasury Notes	Sep 07	$8,783,251	$8,742,563	$(40,688)
103	90 Day Euro Dollar	Dec 07	24,379,413	24,389,113	9,700
579	90 Day Euro Dollar	Mar 08	137,116,087	137,208,525	92,438
420	90 Day Euro Dollar	Jun 08	99,957,238	99,566,250	(390,988)
170	90 Day Euro Dollar	Sep 08	40,236,575	40,296,375	59,800
51	90 Day Euro Dollar	Dec 08	12,057,037	12,084,450	27,413
113	90 Day EUROBOR	Sep 07	16,282,033	16,222,386	(59,647)
426	90 Day Sterling	Jun 08	100,795,009	100,163,209	(631,800)
35	90 Day Sterling	Dec 08	8,296,890	8,230,250	(66,640)

					(1,000,412)

Short Positions:
425	10 Year U.S. Treasury Notes	Sep 07	44,765,086	44,923,828	(158,742)
225	20 Year U.S. Treasury Bonds	Sep 07	23,939,773	24,243,750	(303,977)

					(462,719)

					$(1,463,131)

Forward foreign currency exchange contracts outstanding at June 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/07	BRL	2,308	$1,108,000	$1,182,170	$74,170
Euro,
Expiring 07/26/07	EUR	2,200	2,964,093	2,980,410	16,317
Indian Rupee,
Expiring 10/03/07	INR	102,192	2,484,689	2,494,690	10,001
Japanese Yen,
Expiring 07/24/07	JPY	619,785	5,121,928	5,050,705	(71,223)
Russian Ruble,
Expiring 09/19/07	RUB	29,050	1,109,000	1,132,756	23,756
Expiring 01/11/08	RUB	72,974	2,842,000	2,847,060	5,060
South Korean Won,
Expiring 09/27/07	KRW	1,518,902	1,644,902	1,648,383	3,481
Swiss Franc,
Expiring 09/06/07	CHF	929	764,609	764,597	(12)

			$18,039,221	$18,100,771	$61,550

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at June 30, 2007 (continued):

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Australian Dollar,
Expiring 07/12/07	AUD	14	$11,774	$11,865	$(91)
Euro,
Expiring 07/26/07	EUR	37,285	50,012,092	50,511,181	(499,089)
British Pound,
Expiring 08/09/07	GBP	2,115	4,222,503	4,244,765	(22,262)

			$54,246,369	$54,767,811	$(521,442)

Interest rate swap agreements outstanding at June 30, 2007:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	12/19/09		$4,500,000	5.00%	3 Month LIBOR	4,692
Bank of America, N.A.(1)	06/15/35		900,000	6.00%	3 Month LIBOR	22,749
Bank of America, N.A.(1)	06/20/14		3,500,000	5.00%	3 Month LIBOR	(116,819)
Bank of America, N.A.(2)	06/20/22		100,000	5.00%	3 Month LIBOR	3,505
Barclays Capital(1)	12/19/12		16,300,000	5.00%	3 Month LIBOR	50,212
Citigroup(2)	06/20/17		2,500,000	5.00%	3 Month LIBOR	144,104
Deutsche Bank(1)	12/19/12		8,800,000	5.00%	3 Month LIBOR	11,092
Deutsche Bank(1)	12/19/37		5,200,000	5.00%	3 Month LIBOR	64,657
Deutsche Bank(2)	12/19/17		2,500,000	5.00%	3 Month LIBOR	(28,909)
Goldman Sachs(1)	12/19/37		7,500,000	5.00%	3 Month LIBOR	172,585
Lehman Brothers(1)	12/19/12		22,900,000	5.00%	3 Month LIBOR	27,497
Morgan Stanley & Co.(1)	12/19/37		3,900,000	5.00%	3 Month LIBOR	64,073
UBS AG(1)	06/18/09		19,000,000	5.00%	3 Month LIBOR	(21,850)
Goldman Sachs(1)	01/02/12	BRL	7,500,000	10.15%	Brazilian interbank lending rate	(40,531)
Morgan Stanley & Co.(1)	01/02/12	BRL	2,800,000	10.12%	Brazilian interbank lending rate	(24,550)
Deutsche Bank(2)	12/15/11	EUR	12,500,000	4.00%	6 Month LIBOR	265,390
UBS AG(1)	10/15/10	EUR	200,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	3,296
Barclays Capital(1)	09/15/10	GBP	4,200,000	5.00%	6 Month LIBOR	(222,565)
Barclays Capital(2)	12/15/35	GBP	1,400,000	4.00%	6 Month LIBOR	15,947
Deutsche Bank(2)	12/15/35	GBP	700,000	4.00%	6 Month LIBOR	57,549
UBS AG(2)	12/20/08	GBP	3,900,000	5.00%	6 Month LIBOR	(61,775)
Barclays Capital(2)	12/20/16	JPY	40,000,000	2.00%	6 Month LIBOR	(2,931)
UBS AG(2)	12/20/16	JPY	90,000,000	2.00%	6 Month LIBOR	(5,249)
Citigroup(1)	05/14/09	MXN	39,000,000	7.91%	28 day Mexican interbank rate	(14,395)
Merrill Lynch & Co.(1)	11/04/16	MXN	2,000,000	8.17%	28 day Mexican interbank rate	655

						$368,429

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	07/25/45	$100,000	0.54%	ABX.HE.A Index	$3,617
Bear Stearns International Ltd.(1)	07/25/45	4,000,000	0.54%	ABX.HE.A Index	144,700
UBS AG(1)	07/25/45	1,000,000	0.54%	ABX.HE.A Index	37,993
Barclays Bank PLC(1)	03/20/12	200,000	0.17%	AIG Corp., 5.4%, due 02/15/12	(55)
Lehman Brothers(2)	03/20/08	2,300,000	0.06%	AIG Corp., 5.6%, due 10/18/16	123
Morgan Stanley & Co.(1)	12/20/08	500,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(1,286)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(278)
UBS AG (1)	12/20/08	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(2,306)
Citigroup(1)	12/20/16	1,200,000	0.17%	Bank of America Corp., 5.62%, due 10/14/16	2,052
Bear Stearns International Ltd.(1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(1,423)
UBS AG(1)	12/20/08	200,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(1,110)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(452)
Barclays Bank PLC(1)	06/20/15	400,000	0.15%	CitiFinancial, 6.625%, 06/01/15	569
Lehman Brothers(1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/17	(269)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	75
Barclays Bank PLC(1)	09/20/11	400,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(5,169)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.24%	Deere & Co., 7.85%, due 05/15/10	(542)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(1,202)
Goldman Sachs(1)	12/20/11	1,400,000	0.14%	Dow Jones CDX HVOL7 Index	119,469
Morgan Stanley & Co.(2)	12/20/15	670,000	0.46%	Dow Jones CDX IG5 10YR Index	(4,305)
Morgan Stanley & Co.(2)	12/20/15	2,300,000	0.45%	Dow Jones CDX IG5 10YR Index	(13,988)

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counter Party	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/12		$900,000	0.14%	Dow Jones CDX IG5 7YR Index	1,454
Morgan Stanley & Co.(1)	12/20/12		3,200,000	0.14%	Dow Jones CDX IG5 7YR Index	5,171
Goldman Sachs(1)	12/20/16		1,700,000	0.65%	Dow Jones CDX IG7 Index	15,716
Credit Suisse International(1)	12/20/11		2,000,000	3.25%	Dow Jones CDX IG7 Index	35,628
JP Morgan(1)	12/20/11		2,000,000	1.65%	Dow Jones CDX IG7 Index	22,992
Morgan Stanley & Co.(1)	12/20/16		1,500,000	0.65%	Dow Jones CDX IG7 Index	14,515
JP Morgan(1)	12/20/16	EUR	400,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(733)
Goldman Sachs(1)	12/20/16	EUR	1,100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(2,433)
Deutsche Bank(1)	12/20/16	EUR	1,500,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(3,564)
Barclays Bank PLC(1)	12/20/16	EUR	1,600,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(3,203)
Bank of America Securities LLC(1)	12/20/08		300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(314)
Citigroup(1)	12/20/08		400,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(1,356)
Barclays Bank PLC(1)	12/20/08		500,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(937)
Morgan Stanley & Co.(1)	12/20/08		200,000	0.22%	Emerson Electric Co. 7.125%, due 08/15/10	(519)
Morgan Stanley & Co.(1)	12/20/08		300,000	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(735)
Citigroup(1)	12/20/08		300,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(915)
Merrill Lynch & Co.(1)	12/20/08		100,000	0.22%	Gannett Co., Inc., 6.375%, due 08/10/09	(27)
Bear Stearns International Ltd.(1)	03/20/16		600,000	0.33%	Goldman Sachs Group, Inc., 5.815%, due 03/22/16	3,861
Deutsche Bank(1)	09/20/16		200,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(1,731)
Lehman Brothers(1)	12/20/08		200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,712)
Bear Stearns International Ltd.(1)	12/20/08		400,000	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(1,578)

THE TARGET PORTFOLIO TRUST	99

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	12/20/08	$400,000	0.12%	Home Depot, Inc., 3.75%, due 09/15/09	(125)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(766)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(1,415)
Barclays Bank PLC(1)	03/20/11	200,000	0.37%	iStar Financial, Inc., 5.8%, due 03/15/11	496
Lehman Brothers(1)	12/20/08	400,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(562)
Lehman Brothers(1)	12/20/08	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,466)
Lehman Brothers(1)	12/20/08	300,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(392)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(2,166)
UBS AG(1)	06/20/17	200,000	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	(134)
Lehman Brothers(1)	12/20/08	200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(1,260)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(595)
Lehman Brothers(1)	06/20/09	1,200,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(7,889)
Lehman Brothers(1)	12/20/08	300,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	(12)
UBS AG(1)	12/20/08	200,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	(67)
Morgan Stanley & Co.(1)	05/20/16	1,800,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(30,265)
JP Morgan(1)	05/20/16	600,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(10,308)
Morgan Stanley & Co.(1)	09/20/10	200,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(11,792)
Lehman Brothers(1)	09/20/10	400,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	(17,932)
Morgan Stanley & Co.(2)	06/20/08	100,000	0.25%	Russian Federation, 7.5%, 03/31/30	(29)
Morgan Stanley & Co.(1)	09/20/13	200,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	(1,690)

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
UBS AG(1)	12/20/08	$200,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(1,103)
Bear Stearns International Ltd.(1)	03/20/12	1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	(911)
Morgan Stanley & Co.(1)	06/20/12	500,000	0.11%	Target Corp., 5.875%, due 03/01/12	1,155
Morgan Stanley & Co.(1)	12/20/08	200,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(1,231)
Citigroup(1)	12/20/08	800,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(1,032)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(288)
Barclays Bank PLC(1)	12/20/08	200,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(1,839)
Bear Stearns International Ltd.(1)	06/20/16	300,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	2,369
Lehman Brothers(1)	12/20/08	200,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(686)

					$262,858

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

U.S. Government Mortgage Backed Obligations	56.8%
Foreign Treasury Obligations	24.8
U.S. Treasury Obligations	15.7
Affiliated Money Market Mutual Fund	7.0
Telecommunications	4.2
Financial Services	3.3
Foreign Government Bonds	2.4
Bank Notes	2.0
Healthcare Services	1.9
Commercial Paper	1.5
Asset-Backed Securities	1.4
Collateralized Mortgage Obligations	1.3
Financial—Bank & Trust	1.3
Municipal Bonds	1.1
Outstanding Options Purchased	0.8
Oil, Gas & Consumable Fuels	0.4
Tobacco	0.4
Airlines	0.3
Pipelines	0.2
Automobile Manufacturers	0.2
Utilities	0.2
Aerospace	0.1
Real Estate Investment Trusts	0.1

127.4
Written Options and Securities Sold Short	(7.3)
Other liabilities in excess of other assets	(20.1)

100.0%

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2007 (Unaudited)	Intermediate-Term Bond Portfolio

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—75.4%

		Asset-Backed Securities—1.5%
		Securitized Asset Backed Receivables, Series 2007-BR5, Class A2A
Aaa	$1,100	5.44%, 05/25/37	$1,100,000
		SLM Student Loan Trust, Series 2006-8, Class A2
Aaa	1,100	5.355%(c), 10/25/16	1,100,077
		Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A (g)
Aaa	1,200	5.56%(c), 10/25/35	1,201,030

		Total asset-backed securities (cost $3,402,094)	3,401,107

		Collateralized Mortgage Obligations—11.7%
		American Home Mortgage Investment Trust, Series 2004-4, Class 5A
Aaa	412	4.44%(c), 02/25/45	404,654
		Bank of America Funding Corp., Series 2006-A, Class-1A1
Aaa	427	4.614%(c), 02/20/36	419,928
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2
Aaa	1,086	4.478%(c), 11/25/34	1,093,204
		Bear Stearns Alt-A Trust, Series 2006-6, Class 21A1
Aaa	1,006	5.818%(c), 11/25/36	1,003,962
		Series 2006-6, Class 31A1
Aaa	1,017	5.84%, 11/25/36	1,017,573
		Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class-A2A
Aaa	425	4.70%(c), 12/25/35	416,763
		Series 2006-AR1, Class 1A1
Aaa	2,180	4.90%, 10/25/35	2,149,735
		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 144A
Aaa	193	6.25%, 12/25/33	192,083
		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
Aaa	1,364	5.65%(c), 02/25/35	1,368,216
		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A
Aaa	200	6.50%, 01/25/34 (cost $276,530, purchased 12/1/03)(f)	202,247

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Collateralized Mortgage Obligations (cont’d.)
		Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A1
Aaa	$311	4.938%, 12/15/40	$308,438
		CS First Boston Mortgage Securities Corp, Series 2003-8, Class 5A1
Aaa	53	6.50%, 04/25/33	52,771
		Federal Home Loan Mortgage Corp., Series 2692, Class YB
Aaa	537	3.50%, 05/15/16	530,436
		Series 2772, Class NQ
Aaa	693	4.50%, 12/15/13	686,925
		Series 2828, Class EN
Aaa	2,000	4.50%, 10/15/23	1,978,586
		Series 2912, Class ML
Aaa	527	4.50%, 12/15/20	524,713
		Series 2931, Class JA
Aaa	874	5.00%, 07/15/25	867,437
		Series 2844, Class PQ
Aaa	100	5.00%, 05/15/23	99,467
		Series 2892, Class BI
Aaa	692	5.00%, 01/15/18	683,433
		Federal National Mortgage Assoc., Series 83, Class PB
Aaa	702	3.50%, 09/25/16	691,469
		Series 2003-83, Class A
Aaa	234	4.25%, 04/25/28	231,617
		Series 2006-67, Class PA
Aaa	986	5.50%, 03/25/28	983,307
		Series 3346, Class FA
Aaa	4,500	5.55%, 07/15/37	4,499,650
		FHLMC Structured Pass Through Securities, Series T-59, Class 1A2
Aaa	399	7.00%, 10/25/43	409,014
		GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1
Aaa	362	4.229%(c), 12/10/37	354,127
		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	101	8.50%, 03/20/25	106,410
		Series 2000-9, Class FG
Aaa	135	5.92%(c), 02/16/30	137,020
		Series 2000-9, Class FH
Aaa	204	5.82%(c), 02/16/30	206,214
		Series 2000-11, Class PH
Aaa	408	7.50%, 02/20/30	421,460

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Collateralized Mortgage Obligations (cont’d.)
		Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1
Aaa	$746	5.55%(c), 06/25/45	$747,558
		GS Mortgage Securities Corp II, Series 2001-1285, Class A1, 144A
Aaa	511	6.044%, 08/15/18 (cost $544,636; purchased 10/09/02)(f)	516,946
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
Aaa	619	4.539%(c), 09/25/35	609,648
		Sequoia Mortgage Trust, Series 10, Class 2A1
Aaa	786	5.70%(c), 10/20/27	786,885
		Structured Asset Mortgage Investments, Inc., Series 2206 AR3, Class 12A1
Aaa	509	5.54%(c), 05/25/36	510,021
		Structured Asset Securities Corp., Series 2001-21A, Class 1A1
Aaa	56	7.19%(c), 01/25/32	55,826
		Washington Mutual, Inc., Series 2002-AR6, Class A
Aaa	977	6.427%(c), 06/25/42	976,306
		Series 2002-AR9, Class 1A
Aaa	47	6.427%, 08/25/42	47,558

		Total collateralized mortgage obligations (cost $26,275,074)	26,291,607

		Corporate Bonds—22.7%

		Airlines—1.2%
		United Air Lines, Inc., Pass-Thru Cert.(e)(i)
B2	1,700	6.831%, 09/01/08	1,957,125
		United Air Lines, Inc., Equipment Trust, Sr. Notes(e)(g)(i)
NR	1,500	10.85%, 02/19/15	785,625

			2,742,750

		Automobile—0.7%
A3	1,500	DaimlerChrysler NA Holding Corp., Co. Gtd. Notes 5.84%(c), 09/10/07	1,501,190

		Cable—0.5%
		CSC Holdings, Inc., Sr. Unsec’d. Notes
B2	1,100	7.25%, 07/15/08	1,108,250

		Commercial Banks—0.9%
		National Australia Bank, Sr. Unsec’d. Notes, 144A(g)
Aa1	1,200	5.40%(c), 09/11/09	1,201,095

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 2)

			Commercial Banks (cont’d.)
			Sumitomo Mitsui Banking, Sub. Notes (Japan)
NR	JPY	100,000	1.521%, 11/26/49(c)	$822,003

				2,023,098

			Diversified—0.5%
			Siemens Financieringsmaatschappij, Notes, 144A(g) (Netherlands)
Aa3		$1,200	5.41%(c), 08/14/09	1,199,645

			Diversified Financial Services—8.9%
			Caterpillar Financial Service Corp., Notes
A2		1,200	5.408%(c), 08/11/09	1,200,364
			CIT Group, Inc., Sr. Unsec’d, Notes
A2		1,200	5.57%(c), 05/23/08	1,201,188
			Citigroup Global Markets Holdings, Inc., Notes
Aa1		700	5.46%(c), 03/17/09	700,780
			Citigroup, Inc., Notes
Aa1		500	5.388%(c), 12/26/08	500,246
Aa1		1,200	5.50%, 06/09/09	1,202,683
			Ford Motor Credit Co., Sr. Notes
B1		1,200	4.95%, 01/15/08	1,191,014
			Notes
B1		600	5.625%, 10/01/08	592,246
			General Electric Capital Corp., Sr. Unsec’d. Notes
Aaa		100	5.355%(c), 10/24/08	100,041
			Notes
Aa3		1,300	5.40%, 03/16/09	1,300,191
			Goldman Sachs Group LP, Notes
Aa3		1,750	5.66%(c), 06/28/10	1,760,052
			Goldman Sachs Group, Inc., Sr. Notes
Aa3		1,800	5.45%, 06/23/09	1,801,370
			HSBC Finance Corp.,
			Sr. Notes
Aa3		400	5.415%(c), 10/21/09	400,037
			Sr. Unsec’d. Notes
Aa3		1,000	5.49%, 09/15/08	1,001,811
			Korea Development Bank, Notes
A3		2,670	4.75%, 07/20/09	2,631,755

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Diversified Financial Services (cont’d.)
		Lehman Brothers Holdings, Notes
Aa3	$1,800	5.41%(c), 12/23/08	$1,801,287
		MBNA Europe Funding PLC, Bank Gtd., 144A (United Kingdom) (g)(i)
Aa3	1,400	5.46%, 09/07/07	1,400,371
		SLM Corp., Sr. Notes(g)
A2	1,200	5.495%(c), 07/27/09	1,170,024

			19,955,460

		Electric Utilities—1.8%
		Dayton Power & Light Co. (The), First Mortgage
A3	500	5.125%, 10/01/13	484,910
		Dominion Resources, Inc., Sr. Notes
Baa2	1,050	5.66%(c), 09/28/07	1,050,241
		Nisource Finance Corp., Co. Gtd. Notes
Baa3	1,500	5.93%(c), 11/23/09	1,502,334
		Progress Energy Florida, Inc., Notes
A3	1,100	5.76%(c), 11/14/08	1,101,591

			4,139,076

		Electronic Components—0.4%
		IPALCO Enterprises Inc., Sec’d. Notes
Ba1	600	8.375%, 11/14/08	612,000
		Oncor Electric Delivery Co., 144A
Baa2	100	5.735%, 09/16/08	100,033
		Texas Competitive Electric Holdings Co. LLC, 144A Sr. Unsec’d.
Baa2	100	5.86%(c), 09/16/08	100,039

			812,072

		Entertainment & Leisure—0.5%
		Walt Disney Co. (The), Notes
A2	1,200	5.46%(c), 09/10/09	1,201,694

		Financial - Bank & Trust—3.6%
		Bank of America Corp., Sr. Notes
Aa1	600	5.51%(c), 02/17/09	601,336
		Bank of America NA, Sr. Notes
Aaa	1,200	5.355%(c), 07/25/08	1,200,388
		Charter One Bank NA, Sr. Notes
Aa2	1,200	5.405%(c), 04/24/09	1,201,122

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Financial—Bank & Trust (cont’d)
		HSBC Bank USA, Notes
Aa2	$300	5.49%(c), 12/14/09	$300,762
Aa3	1,300	Merrill Lynch Co., Sr. Unsec’d. Notes 5.39%(c), 12/22/08	1,299,833
Aaa	600	Royal Bank of Scotland PLC, Notes, 144A (United Kingdom)(g) 5.37%(c), 04/11/08	600,458
A1	1,800	Unicredito Luxem, 144A Sr. Notes (Luxembourg) 5.405%(c), 10/24/08	1,800,506
A2	1,200	VTB Capital SA, Sr. Notes, 144A 5.955%(c), 08/01/08	1,201,200

			8,205,605

		Hotels, Restaurants & Leisure—0.3%
Ba2	500	Mandalay Resort Group, Sr. Unsec’d. Notes 6.50%, 07/31/09	500,000
Ba2	100	Mirage Resorts, Inc., Notes 6.75%, 08/01/07	100,000

			600,000

		Office Equipment—0.3%
Baa3	600	Xerox Corp., Co. Gtd. Notes 9.75%, 01/15/09	634,696

		Oil, Gas & Consumable Fuels—0.8%
Ba2	700	Transcontinental Gas Pipe Line Corp., 144A, Notes (cost $702,660; purchased 09/27/05)(f) 6.636%(c), 04/15/08	697,375
Baa1	1,200	Transocean, Inc., Sr. Unsec’d. Notes 5.56%(c), 09/05/08	1,200,784

			1,898,159

		Packaging—0.2%
Ba2	500	Owen Brockway Glass Container, Co. Gtd. 8.75%, 11/15/12	522,500

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			Pipelines—0.3%
Ba3		$600	El Paso Corp., Sr. Unsec’d. Notes 7.625%, 08/16/07	$601,403

			Retail—0.3%
			J.C. Penney Corp., Inc., Notes
Baa3		500	6.50%, 12/15/07	501,568
Baa3		100	7.375%, 08/15/08	101,419

				602,987

			Telecommunications—1.5%
			BellSouth Corp.,
			Notes 144A
A2		600	4.24%, 04/26/08	594,628
			Sr. Unsec’d. Notes
A2		600	5.46%(c), 08/15/08	600,457
A3		1,000	France Telecom SA, Notes (France)(i) 8.50%, 03/01/31	1,256,497
Ba3		400	Qwest Communications International, Inc., Co. Gtd. Notes 8.86%(c), 02/15/09	404,000
Baa3		500	Sprint Nextel, Notes 5.76%(c), 06/28/10	499,864

				3,355,446

			Total corporate bonds (cost $51,778,268)	51,104,031

			Foreign Government Bonds—2.4%
Ba2	BRL	1,200	Republic of Brazil 10.25%, 01/10/28	692,690
Aa2	JPY	218,000	Republic of Italy 3.80%, 03/27/08	1,807,629
Ba1		1,500	Republic of Panama 9.375%, 04/01/29	1,987,500
Baa1		750	Republic of South Africa 9.125%, 05/19/09	796,500

			Total foreign government bonds (cost $4,902,499)	5,284,319

			Municipal Bond—0.4%
Aaa		1,000	Honolulu City & County 4.75%, 07/01/28 (cost $848,435)	1,002,220

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	U.S. Government Agency Obligations—8.8%
$1,300	Federal Farm Credit Bank 3.65%, 03/16/09	$1,266,985
	Federal Home Loan Bank
900	4.50%, 06/12/13	857,233
2,200	4.24%, 05/19/10	2,142,807
100	4.09%, 02/20/09	98,240
786	4.25%, 07/30/09	771,318
1,000	3.00%, 12/28/07	988,511
2,800	Federal Home Loan Mortgage Corp. 4.24%, 07/30/09	2,747,071
	Federal National Mortgage Assoc.
7,500	5.50%, 07/12/37	7,232,812
3,800	4.25%, 07/30/09	3,729,495

	Total U.S. Government agency obligations (cost $19,823,209)	19,834,472

	U.S. Government Mortgage Backed Obligations—16.4%
	Federal National Mortgage Assoc.
19,676	5.00%, 10/01/17 - 08/01/20	19,059,448
4,089	5.50%, 06/01/33 - 11/01/35	3,955,848
11	5.676%, 12/01/30(c)	10,666
11,424	6.00%, 11/01/12 - 01/01/37	11,329,038
71	6.375%, 08/01/24(c)	71,692
133	7.164%, 07/01/25(c)	134,753
2	9.25%, 01/01/10	2,044
	Government National Mortgage Assoc.
155	5.375%, 05/20/23 - 06/20/23	155,881
163	5.375%, 06/20/27(c)	165,436
206	5.50%, 07/20/30	207,782
144	5.75%, 08/20/26(c)	145,308
761	6.00%, 01/15/29 - 07/15/29	760,062
50	6.125%, 10/20/24	51,048
37	6.125%, 12/20/26(c)	37,395
443	6.25%, 03/20/30(c)	446,388
146	6.375%, 01/20/24 - 02/20/25	147,408
41	6.375%, 02/20/26(c)	41,062
182	6.50%, 10/15/25 - 06/15/29	184,976
64	8.00%, 09/20/30 - 07/20/31	67,625
18	8.00%, 05/20/31	18,703

	Total U.S. Government mortgage backed obligations (cost $38,057,494)	36,992,563

	U.S. Treasury Obligations(k)—11.5%
	U.S. Treasury Bond
600	4.75%, 02/15/37	565,734

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		U.S. Treasury Obligations(k) (cont’d.)
		U.S. Treasury Notes
	$20,900	4.25%, 01/15/11 - 08/15/13	$20,444,441
	1,000	4.75%, 05/15/14	987,500
	3,800	5.125%, 06/30/11 - 05/15/16	3,825,281

		Total U.S. Treasury obligations (cost $25,847,795)	25,822,956

		Total long-term investments (cost $170,934,868)	169,733,275

		SHORT-TERM INVESTMENTS—41.1%

		Commercial Paper—34.6%
		Bank of America LLC, Disc. Notes
A1+(d)	3,500	5.21%, 09/21/07	3,458,499
		Dexia Delaware LLC, Disc. Notes
A1+(d)	6,700	5.23%, 09/17/07	6,624,908
		Fortis Funding LLC,
		Disc. Notes
A1+(d)	600	5.275%, 07/30/07	597,538
A1+(d)	6,200	5.275%, 07/26/07	6,178,196
		HBOS Treasury Service PLC, Disc. Notes
A1+(d)	8,200	5.255%, 09/28/07	8,094,967
		Natixis, Disc. Notes
A1+(d)	5,600	5.38%, 07/02/07	5,600,000
		San Paolo Imi SpA Disc. Notes
A1+(d)	6,100	5.33%, 07/02/07	6,100,000
		Santander Central, Disc. Notes
A1+(d)	6,200	5.24%, 09/26/07	6,121,946
		Societe Generale NA, Disc. Notes
A1+(d)	100	5.23%, 10/01/07	98,675
A1+(d)	6,400	5.23%, 10/09/07	6,307,776
A1+(d)	400	5.24%, 09/17/07	395,517
		Time Warner Inc., Disc. Notes
A1+(d)	1,100	5.41%, 09/14/07	1,087,632
		Total Financial, Disc. Notes
A1+(d)	6,100	5.34%, 07/02/07	6,100,000
		UBS Finance LLC, Disc. Notes
A1+(d)	10,700	5.21%, 09/04/07	10,600,323

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Commercial Paper (cont’d.)
		Westpac Trust, Disc. Notes
A1+(d)	$10,700	5.26%, 09/20/07	$10,575,405

		Total commercial paper (cost $77,941,591)	77,941,382

		U.S. Treasury Obligation(k)(n)—0.5%
		U.S. Treasury Bill
	1,215	4.645%, 09/13/07 (cost $1,203,556)	1,203,807

	Shares
		Affiliated Money Market Mutual Fund—6.0%
	13,365,553	Dryden Core Investment Fund—Taxable Money Market Series (cost $13,365,553; Note 3)(w)	13,365,553

	Notional Amounts (000)#	OUTSTANDING OPTIONS PURCHASED*
		Call Options
		USD Swap Option on 3 Month LIBOR
	11,000	expiring 09/26/08 @ 4.75%	21,640
	12,300	expiring 02/01/08 @ 4.75%	3,644

			25,284

		Put Options
		Eurodollar Futures
	1,378,000	expiring 06/16/08, $92.50	8,612
	262,000	expiring 09/17/07, $90.75	1,638
	150,000	expiring 09/17/07, $91.00	938
	40,000	expiring 12/17/07, $91.50	250
	326,000	expiring 12/17/07, $92.00	2,037

			13,475

		Total outstanding options purchased (cost $94,070)	38,759

		Total short-term investments (cost $92,604,770)	92,549,501

		Total Investments, Before Outstanding Options Written and Securities Sold Short—116.5% (cost $263,539,638; Note 5)	262,282,776

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	SECURITIES SOLD SHORT—(22.7%)

	U.S. Government Agency Obligations—(11.2%)
	Federal National Mortgage Assoc.
$11,500	6.00%, TBA	$(11,374,213)
14,300	5.00%, 07/17/22	(13,817,375)

		(25,191,588)

	U.S. Treasury Obligations—(11.5%)
	U.S. Treasury Bonds
1,100	4.25%, 08/15/13	(1,062,102)
	U.S. Treasury Notes
26,100	4.25%, 11/15/14	(24,903,080)

		(25,965,182)

	Total securities sold short (proceeds received $50,844,773)	(51,156,770)

NOTIONAL AMOUNTS (000)#	OUTSTANDING OPTIONS WRITTEN*
	Call Options
	USD Swap Option on 3 Month LIBOR,
5,000	expiring 09/26/08 @ 4.95%	(25,184)
2,700	expiring 02/01/08 @ 4.90%	(5,676)

	Total outstanding options written (premium received $73,896)	(30,860)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—93.8% (cost $212,620,969)	211,095,146
	Other assets in excess of other liabilities(x)—6.2%	14,074,075

	Net Assets—100%	$225,169,221

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR—Not Rated by Moody’s or Standard & Poor’s

TBA—To Be Announced

AUD—Australian Dollars

BRL—Brazilian Real

EUR—Euro

GBP—Pounds Sterling

JPY—Japanese Yen

NOK—Norwegian Krone

*	Non-income producing
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $1,523,826. The aggregate value of $1,416,568 is approximately 0.6% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
1438	90 Day Euro Dollar	Mar 08	$342,004,100	$340,770,050	$(1,234,050)
1149	90 Day Euro Dollar	Jun 08	272,360,588	272,384,813	24,225
460	90 Day Sterling	Dec 07	21,873,443	21,647,656	(225,787)
55	90 Day Sterling	Mar 08	2,608,187	2,586,926	(21,261)
16	2 Year U.S. Treasury Notes	Sep 07	1,627,000	1,630,250	3,250
11	30 Year U.S. Treasury Notes	Sep 07	1,191,867	1,185,250	(6,617)

					(1,460,240)

Short Positions:
404	10 Year U.S. Treasury Notes	Sep 07	43,085,969	42,704,063	381,906

					$(1,078,334)

Forward foreign currency exchange contracts outstanding at June 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euros,
Expiring 07/26/07	EUR	1,660	$2,227,129	$2,246,735	$19,606
Norwegian Krone
Expiring 09/06/07	NOK	3,811	636,046	647,048	11,002

			$2,863,175	$2,893,783	$30,608

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 07/24/07	JPY	334,129	$2,762,036	$2,722,859	$39,177
Pound Sterling
Expiring 08/09/07	GBP	724	1,445,434	1,453,874	(8,440)

			$4,207,470	$4,176,733	$30,737

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	06/18/09		$28,900,000	5.00%	3 month LIBOR	$(156,450)
Barclays Capital(1)	12/19/09		$74,100,000	5.00%	3 month LIBOR	(108,859)
Barclays Capital(1)	12/19/12		$3,300,000	5.00%	3 month LIBOR	10,166
Barclays Capital(2)	12/19/17		$2,400,000	5.00%	3 month LIBOR	(15,173)
Deutsche Bank(1)	06/18/09		$54,200,000	5.00%	3 month LIBOR	(231,259)
Morgan Stanley Capital Services, Inc.(1)	06/20/09		$51,800,000	5.00%	3 month LIBOR	(450,275)
Deutsche Bank(1)	01/15/10	AUD	2,600,000	6.50%	6 month Australian Bank Bill rate	(19,211)
Barclays Capital(1)	03/20/09	GBP	16,000,000	6.00%	6 month LIBOR	(231,022)

						$(1,202,083)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	03/20/08	$1,200,000	0.06%	AIG Corp., 5.6%, due 10/18/16	$64
Bank of America, N.A.(1)	12/20/07	1,100,000	0.10%	ConocoPhillips, 8.75%, due 05/25/10	9
Deutsche Bank(2)	06/20/12	200,000	0.23%	Diamond Offshore Drilling, 0% (Convertible), 06/06/20	116
Morgan Stanley Capital Services, Inc.(1)	06/20/12	200,000	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	(442)
Bank of America, N.A.(1)	06/20/12	200,000	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	(872)
Deutsche Bank(2)	06/20/12	200,000	0.50%	GlobalSantaFe Corp., 5.0%, due 02/15/13	(1,076)
Lehman Brothers(1)	03/20/08	600,000	1.55%	GMAC LLC, 6.875%, due 08/28/12	2,894
Morgan Stanley Capital Services, Inc.(1)	10/20/07	300,000	0.44%	JSC “GAZPROM”	497
Morgan Stanley Capital Services, Inc.(1)	06/20/12	200,000	0.29%	Kinder Morgan, 6.75%, due 03/15/11	(1,169)
Citigroup(2)	06/20/12	200,000	0.48%	Nabors Industries, Inc., 5.375%, due 08/15/12	(798)
Deutsche Bank(2)	06/20/12	200,000	0.51%	Noble Corp., 5.875%, due 06/01/13	(696)
Barclays Capital(1)	12/20/08	300,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	145
Lehman Brothers(1)	12/20/08	100,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	49

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Credit default agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/20/12	$200,000	0.32%	Plasin All-American Pipeline, 7.75%, due 10/15/12	$153
Deutsche Bank(1)	12/20/08	100,000	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	44
Lehman Brothers(1)	12/20/08	300,000	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	44
Barclays Capital(1)	12/20/08	100,000	0.26%	Republic of Panama, 8.875%, due 09/30/27	(26)
Deutsche Bank(1)	12/20/08	200,000	0.25%	Republic of Panama, 8.875%, due 09/30/27	(82)
Deutsche Bank(1)	12/20/08	100,000	0.33%	Republic of Peru, 8.75%, due 11/21/33	82
Lehman Brothers(1)	12/20/08	300,000	0.32%	Republic of Peru, 8.875%, due 09/30/27	201
Deutsche Bank(1)	12/20/07	600,000	0.26%	Russian Federation, 5.0%, due 03/31/30	128
Lehman Brothers(1)	12/20/08	100,000	0.31%	Russian Federation, 5.0%, due 03/31/30	31
Morgan Stanley Capital Services, Inc.(1)	12/20/07	600,000	0.26%	Russian Federation, 5.0%, due 03/31/30	128
Deutsche Bank(2)	06/20/12	200,000	0.28%	Transocean, Inc., 7.375%, due 04/15/18	(567)
Barclays Capital(1)	12/20/08	100,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	311
Barclays Capital(1)	12/20/08	300,000	0.71%	Ukraine Government, 7.65%, due 06/11/13	889
Deutsche Bank(1)	12/20/08	300,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	933
Bank of America, N.A.(1)	06/20/12	200,000	0.32%	Valero, Energy Corp., 5.74%, due 06/01/13	284
Bank of America, N.A.(1)	12/20/07	1,100,000	0.12%	Valero Energy Corp., 6.875%, due 04/15/12	11

					$1,285

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Commercial Paper	34.6%
U.S. Government Mortgage Backed Obligations	16.4
U.S. Treasury Obligations	12.0
Collateralized Mortgage Obligations	11.7
Diversified Financial Services	8.9
U.S. Government Agency Obligations	8.8
Affiliated Money Market Mutual Fund	6.0
Financial—Bank & Trust	3.6
Foreign Government Bonds	2.4
Electric Utilities	1.8
Asset-Backed Securities	1.5
Telecommunications	1.5
Airlines	1.2
Commercial Banks	0.9
Oil, Gas & Consumable Fuels	0.8
Automobiles	0.7
Entertainment & Leisure	0.5
Diversified	0.5
Cable	0.5
Municipal Bonds	0.4
Electronic Components	0.4
Office Equipment	0.3
Retail	0.3
Pipelines	0.3
Hotels, Restaurants & Leisure	0.3
Packaging	0.2

116.5
Written Options and Securities Sold Short	(22.7)
Other assets in excess of other liabilities	6.2

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Mortgage Backed Securities Portfolio	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—114.5%

		U.S. Government Mortgage Backed Obligations—86.3%
		Federal Home Loan Mortgage Corp.,
$5,381		5.00%, 08/01/35 - 10/01/35	$5,057,220
1,402		5.50%, 06/01/36	1,352,436
1,801		6.00%, 01/01/15 - 02/01/21	1,808,367
3,374		6.50%, 01/01/18 - 09/01/36	3,424,816
—	(r)	7.50%, 03/01/08	972
42		7.50%, 06/01/28	43,515
—	(r)	8.25%, 05/01/08	348
—	(r)	8.50%, 12/01/07	92
13		8.50%, 10/01/15 - 07/01/21	13,375
1		8.75%, 12/01/08	1,377
15		9.00%, 06/01/09 - 03/01/11	15,703
26		11.50%, 03/01/16	28,826
		Federal National Mortgage Assoc.,
2,254		4.50%, 03/01/35	2,049,322
1,716		5.00%, 18/01/35(k)	1,611,978
6,546		5.00%, 11/01/18 - 08/01/35	6,204,524
2,900		5.00%, TBA	2,716,937
8,511		5.50%, 06/01/33 - 06/01/34	8,245,952
16,399		5.50%, TBA	15,814,786
841		5.78%, 11/01/11	849,689
5,998		6.00%, 04/01/14 - 08/01/34	5,985,086
43		6.088%, 03/01/12	43,942
4,476		6.50%, 05/01/14 - 08/01/36	4,552,817
4		6.705%, 10/01/07	4,027
46		7.00%, 09/01/11 - 07/01/12	47,115
45		8.00%, 09/01/22 - 12/01/22	47,115
8		9.75%, 08/01/10 - 11/01/16	8,929
		Government National Mortgage Assoc.,
584		4.50%, 09/15/33 - 10/15/33	535,795
877		5.00%, 04/15/35	829,481
259		6.00%, 07/15/24 - 08/15/24	258,933
2,232		6.50%, 05/15/23 - 02/15/35	2,271,953
1,956		7.00%, 11/15/31 - 03/15/36	2,019,730
47		7.50%, 09/15/11 - 12/20/23	49,272
—	(r)	8.00%, 01/15/08 - 05/15/30	1,349
545		8.00%, 01/15/08 - 11/15/30	576,954
52		8.25%, 06/20/17 - 07/20/17	55,338
54		8.50%, 04/20/17	57,794
83		9.00%, 09/15/08 - 01/15/20	89,140
15		9.50%, 08/15/09 - 10/15/09	15,983
—	(r)	9.50%, 06/15/20	1,036
8		13.50%, 05/15/11	8,832

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	U.S. Government Mortgage Backed Obligations (cont’d.)
	Government National Mortgage Assoc., (cont’d.)
$11	14.00%, 06/15/11	$12,683
12	16.00%, 05/15/12	14,227

	Total U.S. Government mortgage backed obligations (cost $67,966,597)	66,727,766

	Collateralized Mortgage Obligations—28.2%
	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1
413	5.50%(c), 03/25/36	413,887
	Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A3
1,756	5.50%, 11/25/35	1,742,592
	Series 2005-73CB, Class 1A7
590	5.50%, 01/25/36	586,214
	Series 2005-85CB, Class 2A2
1,613	5.50%, 02/25/36	1,603,865
	Series 2007-HY5R, Class 2A1A
1,175	5.544%(c), 03/25/47	1,155,082
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3
1,624	6.25%, 09/25/36	1,625,902
	Federal Home Loan Mortgage Corp. Pass-Through Securities, Series T-42, Class A5
245	7.50%, 02/25/42	253,323
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
24	6.00%, 10/15/20	24,055
	Series 83, Class Z
5	9.00%, 10/15/20	5,119
	Series 186, Class E
42	6.00%, 08/15/21	42,039
	Series 1058, Class H
13	8.00%, 04/15/21	13,671
	Series 1116, Class I
11	5.50%, 08/15/21	11,234
	Series 1120, Class L
49	8.00%, 07/15/21	48,988
	Series 1630, Class PJ
405	6.00%, 05/15/23	405,985
	Series 2627, Class BG
1,218	3.25%, 06/15/17	1,144,072
	Series 2809, Class UC
425	4.00%, 06/15/19	378,116
	Series 2852, Class VI-IO
1,786	5.00%, 06/15/24	120,358
	Series 2882, Class YI-IO
896	5.00%, 03/15/24	51,805
	Series 2915, Class K1-IO
926	5.00%, 06/15/24	56,924

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Mortgage Backed Securities Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	Collateralized Mortgage Obligations (cont’d.)
	Series 2995, Class ST-IO
$1,695	1.43%(c), 05/15/29	$79,613
	Federal National Mortgage Assoc.,
	Series 56, Class 1
17	6.00%, 04/01/19	16,719
	Series 340, Class 2-IO
637	5.00%, 08/01/33	163,066
	Series 347, Class 2-IO
1,354	5.00%, 12/01/33	347,001
	Series 352, Class 2-IO
777	5.50%, 08/01/34	205,054
	Series 353, Class 2-IO
958	5.00%, 08/01/34	247,285
	Series 354, Class 2-IO
527	5.50%, 12/01/34	139,890
	Series 377, Class 2-IO
324	5.00%, 10/01/36	86,389
	Series 379, Class 2-IO
2,233	5.50%, 05/25/37	632,000
	Series 1990-10, Class L
6	8.50%, 02/25/20	6,862
	Series 1990-108, Class G
19	7.00%, 09/25/20	19,065
	Series 1991-21, Class J
19	7.00%, 03/25/21	19,766
	Series 1992-113, Class Z
39	7.50%, 07/25/22	41,111
	Series 1993-223, Class ZA
276	6.50%, 12/25/23	281,595
	Series 1998-19, Class J
17	8.50%, 07/25/18	17,898
	Series 1998-M4, Class C
71	6.527%, 05/25/30	70,595
	Series 2001-51, Class QN
533	6.00%, 10/25/16	536,544
	Series 2003-33, Class PT
195	4.50%, 05/25/33	183,753
	Series 2007-22, Class SD-IO
2,838	1.08%(c), 03/25/37	104,374
	Series G-14, Class L
21	8.50%, 06/25/21	21,906
	Series G92-24, Class Z
24	6.50%, 04/25/22	24,140
	Series G92-59, Class D
117	6.00%, 10/25/22	117,331

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	Collateralized Mortgage Obligations (cont’d.)
	Federal National Mortgage Assoc., (cont’d.)
	Series G94-4, Class PG
$317	8.00%, 05/25/24	$338,595
	First Boston Mortgage Securities Corp.,
	Series B, Class IO
58	8.985%, 04/25/17	12,722
	Series B, Class PO
58	Zero coupon, 04/25/17	49,290
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO-PO
322	Zero coupon, 07/20/36	246,697
	Series 2006-38, Class XS-IO
1,729	1.93%(c), 09/16/31	98,361
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
358	4.592%(c), 04/25/35	358,422
	Series 2007-AR1, Class 2A1
456	6.019%(c), 03/25/37	456,053
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
616	4.383%(c), 07/25/34	607,086
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
750	5.25%, 06/25/34	703,071
	Series 2005-A9, Class A3
1,722	5.50%(c), 07/25/35	1,624,512
	Salomon Brothers Mortgage Securities,
	Series 1986-1, Class A
19	6.00%, 12/25/11	18,789
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.311%(c), 05/25/35	1,468,319
	Series 2006-AR5, Class 2A1
1,235	5.533%(c), 04/25/36	1,230,562
	Series 2006-AR8, Class 2A1
339	5.24%(c), 04/28/36	335,466
	Series 2006-AR10, Class 5A2
1,187	5.598%(c), 07/25/36	1,181,471

	Total collateralized mortgage obligations (cost $21,698,355)	21,774,604

	Total long-term investments (cost $89,664,952)	88,502,370

SHARES	SHORT-TERM INVESTMENTS—25.7%

	Affiliated Money Market Mutual Fund
15,308	Dryden Core Investment Fund—Taxable Money Market Series (cost $15,308; Note 3)(w)	15,308

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Mortgage Backed Securities Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

CONTRACTS/ NOTIONAL AMOUNTS (000)	DESCRIPTION	VALUE (NOTE 1)

	Outstanding Options Purchased*

	Call Options
	Swap on 3 Month LIBOR
140	expiring 11/19/2007 @ 5.42%	$8,365
140	expiring 11/19/2007 @ 6.02%	8,365

	Total outstanding options purchased (cost $16,730)	16,730

PRINCIPAL AMOUNT (000)#	Repurchase Agreements—25.7%
$10,400	Credit Suisse First Boston, 5.38%, dated 06/29/07, due 07/02/07 in the amount of $10,404,663 (cost $10,400,000; collateralized by $7,405,000 Federal National Conventional Loan; 5.50%, 01/01/20, value of collateral including accrued interest was $4,301,361; and also collateralized by $11,550,000 Federal National Conventional Loan; 6.00%, 04/01/35, value of collateral including accrued interest was $6,307,653)	10,400,000
9,500	Deutsche, 5.36%, dated 06/29/07, due 07/02/07 in the amount of $9,504,243 (cost $9,500,000; collateralized by $2,606,471 Federal Home Loan Mortgage, 5.50%, 08/01/35, value of collateral including accrued interest was $ 2,136,447; and also collateralized by $8,306,522 Federal Home Loan Mortgage; 6.50%, 10/01/36, value of collateral including accrued interest was $7,553,553)	9,500,000

		19,900,000

	Total short-term investments (cost $19,932,038)	19,932,038

	Total Investments, Before Outstanding Options Written and Securities Sold Short—140.2% (cost $109,596,990; Note 5)	108,434,408

	SECURITIES SOLD SHORT—(13.4%)
	Federal National Mortgage Assoc.
1,540	6.00%, TBA	(1,522,194)
4,389	6.00%, TBA	(4,340,993)
4,500	6.00%, TBA	(4,518,279)

	Total securities sold short (proceeds $10,403,072)	(10,381,466)

CONTRACTS/ NOTIONAL AMOUNTS (000)	OUTSTANDING OPTIONS WRITTEN*—(0.2%)

	Call Options—(0.1%)
	Swap on 3 Month LIBOR
200	expiring 05/19/2008 @ 5.75%	(41,150)

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

CONTRACTS/ NOTIONAL AMOUNTS (000)	DESCRIPTION	VALUE (Note 1)

	OUTSTANDING OPTIONS WRITTEN (continued)
	Call Options (cont’d.)
200	expiring 12/13/2007 @ 5.88%	$(46,800)

		(87,950)

	Put Options—(0.1%)
	Swap on 3 Month LIBOR
200	expiring 05/19/2008 @ 5.75%	(41,150)
200	expiring 12/13/2007 @ 5.88%	(18,800)

		(59,950)

	Total outstanding options written (premiums received $147,900)	(147,900)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—126.6% (cost $99,046,018)	97,905,042
	Other liabilities in excess of other assets(x)—(26.6%)	(20,571,800)

	Net Assets—100%	$77,333,242

The following abbreviations are used in portfolio descriptions:

IO—Interest Only

PO—Principal Only

TBA—To Be Announced

*	Non-income producing.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swaps and the reverse repurchase agreements as follows:

Open future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation
Long Positions:
25	20 Year U.S. Treasury Bonds	Sep 07	$2,668,325	$2,693,750	$25,425

Short Positions:
11	2 Year U.S. Treasury Notes	Sep 07	2,145,693	2,143,516	2,177
7	5 Year U.S. Treasury Notes	Sep 07	729,094	728,547	547
8	90 Day Euro Dollar	Dec 07	1,902,800	1,894,300	8,500
8	90 Day Euro Dollar	Mar 08	1,905,800	1,895,800	10,000
8	90 Day Euro Dollar	Jun 08	1,907,300	1,896,500	10,800
9	90 Day Euro Dollar	Sep 08	2,146,051	2,133,338	12,713

					44,737

					$70,162

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Mortgage Backed Securities Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	06/12/17	$2,600,000	5.75%	3 Month LIBOR	$2,973
Goldman Sachs(1)	11/19/07	6,000,000	5.75%	3 Month LIBOR	(10,974)

					$(8,001)

(1)	Portfolio pays the floating and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation
Goldman Sachs(1)	07/25/45	$800,000	0.54%	ABX.HE.A Index	$675

(1)	Portfolio sold credit default protection to the counterparty in the event that the underlying bond defaults.

Reverse repurchased agreements outstanding at June 30, 2007:

Broker	Interest Rate	Trade Date	Value at June 30, 2007	Maturity Date	Cost
Goldman Sachs	5.29%	6/12/2007	$6,560,000	7/12/2007	$6,560,000
Goldman Sachs	5.29%	6/18/2007	2,300,000	7/17/2007	2,300,000
Goldman Sachs	5.29%	6/20/2007	3,400,000	7/19/2007	3,400,000

			$12,260,000		$12,260,000

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

U.S. Government Mortgage Backed Obligations	86.3%
Collateralized Mortgage Obligations	28.2
Short-Term Investments ( Including Affiliated Money Market Mutual Fund of less than 0.05%)	25.7

140.2
Securities Sold Short and Outstanding Options Written	(13.6)
Other liabilities in excess of other assets	(26.6)

100.0%

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2007 (Unaudited)	U.S. Government Money Market Portfolio

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	Federal Farm Credit Banks—3.1%
$200	3.19%, 07/09/08	$195,481
285	3.80%, 09/07/07	284,235
850	4.60%, 11/01/07	847,885
800	6.375%, 08/06/07	800,786

	Total Federal Farm Credit Banks (cost $2,128,387)	2,128,387

	Federal Home Loan Bank—14.6%
900	2.30%, 07/24/07	898,363
590	3.00%, 03/24/08	579,970
250	3.30%, 07/20/07	249,754
250	3.35%, 09/10/07	249,035
1,000	3.50%, 10/18/07	994,720
1,280	4.00%, 02/01/08	1,270,298
1,000	4.03%, 07/27/07	999,100
300	4.17%, 11/16/07	298,689
800	4.25%, 09/14/07	798,278
500	5.00%, 09/07/07	499,637
100	5.15%, 12/21/07	99,906
450	5.27%, 03/05/08	449,581
2,800	5.30%, 02/21/08	2,796,871

	Total Federal Home Loan Bank (cost $10,184,202)	10,184,202

	Federal Home Loan Mortgage Association—5.4%
782	3.125%, 04/04/08	769,062
300	3.15%, 06/04/08	294,174
415	3.50%, 07/30/07	414,434
560	3.75%, 04/23/08	552,764
241	4.00%, 08/17/07	240,607
1,500	5.35%, 03/26/08	1,499,959

	Total Federal Home Loan Mortgage Association (cost $3,771,000)	3,771,000

	Federal National Mortgage Association—2.6%
325	4.25%, 07/15/07	324,856
500	4.375%, 09/07/07	497,745
1,000	5.25%, 06/18/08	999,586

	Total Federal National Mortgage Association (cost $1,822,187)	1,822,187

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

U.S. Government Money Market Portfolio (cont’d)	Portfolio of Investments As of June 30, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	Repurchase Agreements—74.2%
$17,200	Deutsche Triparty, 5.36%, dated 06/29/07, due 07/02/07 in the amount of $17,207,683. (cost $17,200,000; collateralized by Federal Agency Obligations. The value of collateral including accrued interest was $17,544,000.)	$17,200,000
17,300	FBC Triparty, 5.38%, dated 06/29/07, due 07/02/07 in the amount of $17,307,756 (cost $17,300,000; collateralized by Federal Agency Obligations. The value of collateral including accrued interest was $17,646,264.)	17,300,000
17,200	UBS Triparty, 5.37%, dated 06/29/07, due 07/02/07 in the amount of $17,207,697 (cost $17,200,000; collateralized by Federal Agency Obligations. The value of collateral including accrued interest was $17,548,326.)	17,200,000

	Total Repurchase Agreements (cost $51,700,000)	51,700,000

SHARES

	Affiliated Money Market Mutual Fund—0.1%
	Dryden Core Investment Fund—Taxable Money Market Series
56,329	(cost $56,329; Note 3)(w)	56,329

	Total Investments(h)—100.0% (amortized cost $69,662,105)	69,662,105
	Liabilities in excess of other assets	(30,080)

	Net Assets—100%	$69,632,025

(h)	Federal income tax basis is the same as for financial reporting purposes.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Repurchase Agreements	74.2%
Federal Home Loan Bank	14.6
Federal Home Loan Mortgage Association	5.4
Federal Farm Credit Banks	3.1
Federal National Mortgage Association	2.6
Affiliated Money Market Mutual Fund	0.1

100.0
Liabilities in excess of other assets	—

100.0%

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities June 30, 2007 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments, at value:
Unaffiliated investments(A)	$316,757,989	$410,022,495	$141,752,657	$415,853,188
Affiliated investments(B)	44,840,469	50,133,688	71,936,236	151,860,542
Repurchase agreements(C)	—	—	—	—
Cash	—	—	786,908	—
Foreign currency, at value(D)	—	—	—	—
Receivable for Trust shares sold	353,929	459,269	209,797	920,200
Dividends and interest receivable	297,456	624,394	62,500	472,195
Prepaid expenses and other assets	3,634	4,854	1,571	193
Receivable for investments sold	1,350,542	841,769	1,283,200	1,498,370
Receivable for foreign tax reclaim	—	—	—	—
Due from broker for variation margin	—	—	—	—
Premium for swaps purchased	—	—	—	—
Unrealized appreciation on swaps	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Total assets	363,604,019	462,086,469	216,032,869	570,604,688

LIABILITIES
Collateral for securities on loan	39,958,077	42,213,138	68,302,501	138,458,718
Payable for Trust shares reacquired	280,689	439,985	203,681	470,188
Payable for investments purchased	2,146,692	602,681	1,355,492	1,907,553
Accrued expenses and other liabilities	154,146	193,578	163,758	186,188
Management fee payable	159,230	208,146	72,237	212,001
Transfer agent fee payable	111,255	19,282	23,140	34,761
Deferred trustees’ fees	7,283	12,215	11,898	11,952
Distribution fee payable	6,026	6,092	2,498	2,992
Payable to custodian	145,735	1,188,923	—	32,958
Dividends payable	—	—	—	—
Due to broker for variation margin	—	—	—	3,200
Outstanding options written(E)	—	—	—	—
Premium for swaps written	—	—	—	—
Unrealized depreciation on swaps	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Total liabilities	42,969,133	44,884,040	70,135,205	141,320,511

NET ASSETS	$320,634,886	$417,202,429	$145,897,664	$429,284,177

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Statement of Assets and Liabilities June 30, 2007 (Unaudited) (cont’d)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$19,914	$25,315	$11,047	$19,512
Paid-in capital, in excess of par	256,190,700	310,167,240	137,476,412	333,348,987
	256,210,614	310,192,555	137,487,459	333,368,499
Undistributed net investment income (loss)	285,665	3,232,119	(85,123)	3,200,141
Accumulated net realized gains (losses)	11,707,485	19,620,644	(17,865,329)	12,802,692
Net unrealized appreciation (depreciation)	52,431,122	84,157,111	26,360,657	79,912,845
Net assets, June 30, 2007	$320,634,886	$417,202,429	$145,897,664	$429,284,177
(A) Identified cost of unaffiliated investments	$264,326,857	$325,865,384	$115,392,000	$335,923,843
(B) Identified cost of affiliated investments	$44,840,469	$50,133,688	$71,936,236	$151,860,542
(C) Identified cost of repurchase agreements	$—	$—	$—	$—
(D) Identified cost of currency	$—	$—	$—	$—
(E) Premiums received from options written	$—	$—	$—	$—
(F) Proceeds received from short sales	$—	$—	$—	$—
(G) Including securities on loan of	$37,731,016	$40,529,564	$65,222,647	$132,160,431

NET ASSET VALUE:
Class R: Net assets	$16,568,099	$17,016,902	$6,837,694	$8,269,370
Shares outstanding	1,032,081	1,035,179	519,877	376,909
Net asset value, offering price and redemption price per share	$16.05	$16.44	$13.15	$21.94
Class T: Net assets	$304,066,787	$400,185,527	$139,059,970	$421,014,807
Shares outstanding	18,881,793	24,279,455	10,527,106	19,134,805
Net asset value, offering price and redemption price per share	$16.10	$16.48	$13.21	$22.00

See Notes to Financial Statements.

128	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities June 30, 2007 (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

ASSETS
Investments, at value:
Unaffiliated investments(A)	$293,280,572	$71,067,379	$228,087,591
Affiliated investments(B)	785,924	908,371	13,168,877
Repurchase agreements(C)	—	—	—
Cash	462,748	33,703	—
Foreign currency, at value(D)	2,619,719	567,380	3,404,680
Receivable for Fund shares sold	523,624	2,611	472,271
Dividends and interest receivable	569,559	831,959	2,531,412
Prepaid expenses and other assets	2,047	312	1,500
Receivable for investments sold	848,525	15,842,617	44,829,258
Receivable for foreign tax reclaim	662,533	—	—
Due from broker for variation margin	—	—	—
Premium for swaps purchased	—	312,010	—
Unrealized appreciation on swaps	—	837,845	1,319,958
Unrealized appreciation on forward currency contracts	17,764	169,898	132,785
Total assets	299,773,015	90,574,085	293,948,332

LIABILITIES
Payable for Fund shares reacquired	638,019	9,764	329,284
Payable for investments purchased	751,808	44,930,133	85,959,940
Accrued expenses and other liabilities	368,330	175,049	123,038
Management fee payable	169,945	19,076	69,067
Transfer agent fee payable	7,185	6,600	26,615
Deferred trustees’ fees	11,038	10,993	11,904
Distribution fee payable	4,985	—	4,311
Payable to custodian	—	—	92,677
Dividends payable	—	—	237,904
Due to broker for variation margin	—	10,049	298,178
Outstanding options written(E)	—	52,742	227,096
Premium for swaps written	—	—	2,324,915
Unrealized depreciation on swaps	—	598,093	688,671
Unrealized depreciation on forward currency contracts	70	230,837	592,677
Securities sold short, at value(F)	—	5,593,556	13,671,025
Total liabilities	1,951,380	51,636,892	104,657,302

NET ASSETS	$297,821,635	$38,937,193	$189,291,030

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	129

Statement of Assets and Liabilities June 30, 2007 (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$16,274	$4,775	$18,705
Paid-in capital, in excess of par	196,565,373	39,297,188	196,380,097
	196,581,647	39,301,963	196,398,802
Undistributed net investment income (loss)	4,127,311	(1,725,110)	(1,071,643)
Accumulated net realized gains (losses)	19,108,680	242,389	(3,030,184)
Net unrealized appreciation (depreciation)	78,003,997	1,117,951	(3,005,945)
Net assets, June 30, 2007	$297,821,635	$38,937,193	$189,291,030
(A) Identified cost of unaffiliated investments	$215,354,741	$69,978,508	$229,862,973
(B) Identified cost of affiliated investments	$785,924	$908,371	$13,168,877
(C) Identified cost of repurchase agreements	$—	$—	$—
(D) Identified cost of currency	$2,604,418	$561,907	$3,333,093
(E) Premiums received from options written	$—	$118,634	$360,353
(F) Proceeds received from short sales	$—	$5,544,387	$13,596,231

NET ASSET VALUE:
Class R: Net assets	$13,681,700	$—	$12,114,295
Shares outstanding	749,812	—	1,203,931
Net asset value, offering price and redemption price per share	$18.25	$—	$10.06
Class T: Net assets	$284,139,935	$38,937,193	$177,176,735
Shares outstanding	15,524,410	4,775,197	17,500,987
Net asset value, offering price and redemption price per share	$18.30	$8.15	$10.12

See Notes to Financial Statements.

130	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities June 30, 2007 (Unaudited) (cont’d)

	INTERMEDIATE-TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS
Investments, at value:
Unaffiliated investments(A)	$248,917,223	$88,519,100	$17,905,776
Affiliated investments(B)	13,365,553	15,308	56,329
Repurchase agreements(C)	—	19,900,000	51,700,000
Cash	—	—	—
Foreign currency, at value(D)	1,541,241	—	—
Receivable for Fund shares sold	129,555	42,283	77,260
Dividends and interest receivable	1,406,738	384,654	259,782
Prepaid expenses and other assets	1,331	3,840	651
Receivable for investments sold	51,092,206	24,461,588	—
Receivable for foreign tax reclaim	—	—	—
Due from broker for variation margin	—	18,563	—
Premium for swaps purchased	40,108	—	—
Unrealized appreciation on swaps	17,179	3,648	—
Unrealized appreciation on forward currency contracts	69,785	—	—
Total assets	316,580,919	133,348,984	69,999,798

LIABILITIES
Reverse repurchase agreement	—	12,260,000	—
Payable for Fund shares reacquired	138,697	32,074	73,408
Payable for investments purchased	37,806,165	32,670,684	—
Accrued expenses and other liabilities	255,428	321,712	135,556
Management fee payable	84,914	28,517	14,503
Transfer agent fee payable	8,416	4,144	6,351
Deferred trustees’ fees	12,276	11,079	11,068
Payable to custodian	347,396	17,423	32,665
Dividends payable	293,552	113,995	94,222
Due to broker for variation margin	50,807	—	—
Outstanding options written(E)	30,860	147,900	—
Premium for swaps written	—	15,774	—
Unrealized depreciation on swaps	1,217,977	10,974	—
Unrealized depreciation on forward currency contracts	8,440	—	—
Securities sold short, at value(F)	51,156,770	10,381,466	—
Total liabilities	91,411,698	56,015,742	367,773

NET ASSETS	$225,169,221	$77,333,242	$69,632,025

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	131

Statement of Assets and Liabilities June 30, 2007 (Unaudited) (cont’d)

	INTERMEDIATE-TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$22,583	$7,884	$69,632
Paid-in capital, in excess of par	234,460,219	82,526,739	69,562,524
	234,482,802	82,534,623	69,632,156
Undistributed net investment income (loss)	(245,386)	(74,437)	2,586
Accumulated net realized gains (losses)	(5,383,620)	(4,048,804)	(2,717)
Net unrealized appreciation (depreciation)	(3,684,575)	(1,078,140)	—
Net assets, June 30, 2007	$225,169,221	$77,333,242	$69,632,025
(A) Identified cost of unaffiliated investments	$250,174,085	$89,681,682	$17,905,776
(B) Identified cost of affiliated investments	$13,365,553	$15,308	$56,329
(C) Identified cost of repurchase agreements	$—	$19,900,000	$51,700,000
(D) Identified cost of currency	$1,508,711	$—	$—
(E) Premiums received from options written	$73,896	$147,900	$—
(F) Proceeds received from short sales	$50,844,773	$10,403,072	$—

NET ASSET VALUE:
Class R: Net assets	$—	$—	$—
Shares outstanding	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—
Class T: Net assets	$225,169,221	$77,333,242	$69,632,025
Shares outstanding	22,583,432	7,883,899	69,632,363
Net asset value, offering price and redemption price per share	$9.97	$9.81	$1.00

See Notes to Financial Statements.

132	THE TARGET PORTFOLIO TRUST

Statements of Operations

Six Months Ended June 30, 2007 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,370,339	$4,516,365	$201,454	$3,997,265
Affiliated dividend income	69,205	149,767	162,122	579,310
Less: Foreign withholding taxes	(52,262)	(671)	—	(5,288)
Affiliated income from securities lending, net	54,390	27,566	131,230	115,925
Unaffiliated interest	—	—	17	2,667
Total income	1,441,672	4,693,027	494,823	4,689,879
Expenses
Management fee	930,257	1,213,901	418,089	1,199,365
Interest expense (Note 7)	912	902	578	—
Distribution fee—Class R	19,848	19,989	8,165	9,730
Transfer agent’s fees and expenses(a)	74,000	81,000	54,000	117,000
Custodian’s fees and expenses	45,000	42,000	30,000	60,000
Reports to shareholders	12,000	23,000	8,000	20,000
Registration fees	15,000	15,000	13,000	20,000
Legal fees	10,000	12,000	11,000	14,000
Trustees’ fees	8,000	8,000	6,000	7,000
Audit fees	11,000	11,000	10,000	15,000
Miscellaneous	17,325	21,472	9,026	14,478
Total expenses	1,143,342	1,448,264	567,858	1,476,573
Net investment income (loss)	298,330	3,244,763	(73,035)	3,213,306

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	12,035,281	21,398,637	7,434,399	13,286,517
Financial futures contracts	66,081	—	—	54,188
Foreign currency transactions	(211)	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Total net realized gain (loss)	12,101,151	21,398,637	7,434,399	13,340,705
Net change in unrealized appreciation (depreciation) on:
Investments	5,752,067	2,151,598	4,554,318	15,618,319
Financial futures contracts	—	—	—	(8,600)
Foreign currencies	(10)	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	5,752,057	2,151,598	4,554,318	15,609,719
Net gain (loss)	17,853,208	23,550,235	11,988,717	28,950,424

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,151,538	$26,794,998	$11,915,682	$32,163,730
(a) Including affiliated expense of	$57,000	$59,000	$51,000	$116,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	133

Statements of Operations

Six Months Ended June 30, 2007 (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$5,739,321	$—	$—
Affiliated dividend income	45,501	24,557	151,968
Less: Foreign withholding taxes	(505,260)	(84)	—
Unaffiliated interest	—	660,836	4,735,135
Total income	5,279,562	685,309	4,887,103
Expenses
Management fee	975,836	99,851	395,954
Interest expense (Note 7)	5,622	—	—
Distribution fee—Class R	16,151	—	14,029
Transfer agent’s fees and expenses(a)	82,000	27,000	60,000
Custodian’s fees and expenses	93,000	33,000	53,000
Reports to shareholders	14,000	9,000	11,000
Registration fees	12,000	3,000	12,000
Legal fees	10,000	7,000	11,000
Trustees’ fees	7,000	5,000	6,000
Audit fees	12,000	25,000	15,000
Miscellaneous	15,729	3,023	9,117
Total expenses	1,243,338	211,874	587,100
Net investment income (loss)	4,036,224	473,435	4,300,003

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	20,054,989	(915,671)	(1,174,046)
Financial futures contracts	—	(204,402)	(7,251)
Foreign currency transactions	(852,790)	816,200	728,128
Options written	—	(22,225)	(358,065)
Swaps	—	501,087	(1,605,729)
Short sales	—	316,691	691,959
Total net realized gain (loss)	19,202,199	491,680	(1,725,004)
Net change in unrealized appreciation (depreciation) on:
Investments	13,269,917	(777,087)	(1,860,309)
Financial futures contracts	—	(24,965)	(1,228,186)
Foreign currencies	583,296	(487,164)	(358,035)
Options written	—	55,950	214,817
Swaps	—	90,801	761,537
Short sales	—	(154,659)	(516,867)
Net change in unrealized appreciation (depreciation)	13,853,213	(1,297,124)	(2,987,043)
Net gain (loss)	33,055,412	(805,444)	(4,712,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,091,636	$(332,009)	$(412,044)
(a) Including affiliated expense of	$45,400	$18,000	$59,000

See Notes to Financial Statements.

134	THE TARGET PORTFOLIO TRUST

Statements of Operations

Six Months Ended June 30, 2007 (Unaudited) (cont’d)

	INTERMEDIATE-TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$37,500	$—	$—
Affiliated dividend income	325,468	6,198	1,922
Less: Foreign withholding taxes	—	—	—
Unaffiliated Interest	5,932,438	2,546,966	1,599,998
Total income	6,295,406	2,553,164	1,601,920
Expenses
Management fee	530,930	170,677	75,034
Interest expense (Note 7)	—	372,721	—
Transfer agent’s fees and expenses(a)	59,000	38,000	16,000
Custodian’s fees and expenses	39,000	40,000	24,000
Reports to shareholders	12,000	9,000	7,000
Registration fees	7,000	20,000	2,000
Legal fees	7,000	10,000	9,000
Trustees’ fees	7,000	6,000	5,000
Audit fees	18,000	13,000	9,000
Miscellaneous	17,786	4,341	7,055
Total expenses	697,716	683,739	154,089
Net investment income (loss)	5,597,690	1,869,425	1,447,831

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(192,004)	(453,710)	180
Financial futures contracts	(1,259,487)	(269,730)	—
Foreign currency transactions	646,442	—	—
Options written	—	(2,300)	—
Swaps	(1,197,705)	(148)	—
Short sales	973,708	171,823	—
Total net realized gain (loss)	(1,029,046)	(554,065)	180
Net change in unrealized appreciation (depreciation) on:
Investments	(1,171,717)	(853,313)	—
Financial futures contracts	(914,367)	131,881	—
Foreign currencies	340,128	—	—
Options written	22,451	(4,600)	—
Swaps	(697,280)	(7,326)	—
Short sales	(350,282)	(57,495)	—
Net change in unrealized appreciation (depreciation)	(2,771,067)	(790,853)	—
Net gain (loss)	(3,800,113)	(1,344,918)	180

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,797,577	$524,507	$1,448,011
(a) Including affiliated expense of	$51,000	$25,000	$16,000

See Notes to Financial Statements.

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Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO		LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$298,330	$1,538,515	$3,244,763	$6,634,241
Net realized gain (loss) on investment and foreign currency transactions	12,101,151	8,314,549	21,398,637	23,505,886
Net change in unrealized appreciation/(depreciation) of investments	5,752,057	14,990,354	2,151,598	36,230,197
Net increase (decrease) in net assets resulting from operations	18,151,538	24,843,418	26,794,998	66,370,324
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	(3,514)	(158)	(16,801)
Class T	(17,019)	(1,653,855)	(11,662)	(6,842,579)
Total dividends from net investment income	(17,019)	(1,657,369)	(11,820)	(6,859,380)
Distributions from net realized gains
Class R	(100,340)	(20,757)	(131,354)	(55,232)
Class T	(2,604,422)	(8,582,005)	(4,454,447)	(45,586,619)
Total distributions from net realized gains	(2,704,762)	(8,602,762)	(4,585,801)	(45,641,851)
Trust share transactions (Note 6)
Net proceeds from shares sold	24,466,661	25,008,986	29,246,403	33,860,437
Net asset value of shares issued in reinvestment of dividends and distributions	2,719,343	10,240,926	4,449,727	51,052,050
Cost of shares reacquired	(25,762,975)	(53,885,753)	(33,996,052)	(65,730,095)
Net increase (decrease) in net assets from Trust share transactions	1,423,029	(18,635,841)	(299,922)	19,182,392
Total increase (decrease)	16,852,786	(4,052,554)	21,897,455	33,051,485

NET ASSETS
Beginning of period	303,782,100	307,834,654	395,304,974	362,253,489
End of period(a)	$320,634,886	$303,782,100	$417,202,429	$395,304,974
(a) Includes undistributed net investment income of	$285,665	$4,354	$3,232,119	—

See Notes to Financial Statements.

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Statement of Changes in Net Assets (Unaudited) (cont’d)

	SMALL CAPITALIZATION GROWTH PORTFOLIO		SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(73,035)	$(546,575)	$3,213,306	$3,391,202
Net realized gain on investment and foreign currency transactions	7,434,399	9,674,494	13,340,705	20,421,271
Net change in unrealized appreciation/(depreciation) of investments	4,554,318	1,412,805	15,609,719	22,620,529
Net increase in net assets resulting from operations	11,915,682	10,540,724	32,163,730	46,433,002
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—	(1,204)	(2,938)
Class T	—	—	(86,616)	(3,240,682)
Total dividends from net investment income	—	—	(87,820)	(3,243,620)
Distributions from net realized gains
Class R	—	—	(28,734)	(21,073)
Class T	—	—	(2,066,213)	(23,263,451)
Total distributions from net realized gains	—	—	(2,094,947)	(23,284,524)
Trust share transactions (Note 6)
Net proceeds from shares sold	10,689,321	9,893,507	108,991,406	70,560,051
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	2,136,118	26,049,122
Cost of shares reacquired	(14,027,542)	(26,479,801)	(33,612,497)	(53,840,672)
Net increase (decrease) in net assets from Trust share transactions	(3,338,221)	(16,586,294)	77,515,027	42,768,501
Total increase (decrease)	8,577,461	(6,045,570)	107,495,990	62,673,359

NET ASSETS
Beginning of period	137,320,203	143,365,773	321,788,187	259,114,828
End of period(a)	$145,897,664	$137,320,203	$429,284,177	$321,788,187
(a) Includes undistributed net investment income of	—	—	$3,200,141	$74,655

See Notes to Financial Statements.

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Statement of Changes in Net Assets (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO		INTERNATIONAL BOND PORTFOLIO
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$4,036,224	$4,297,701	$473,435	$955,814
Net realized gain (loss) on investment and foreign currency transactions	19,202,199	24,653,943	491,680	(1,991,293)
Net change in unrealized appreciation/(depreciation) of investments	13,853,213	34,431,991	(1,297,124)	1,878,242
Net increase (decrease) in net assets resulting from operations	37,091,636	63,383,635	(332,009)	842,763
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	(10,046)	—	—
Class T	—	(4,341,675)	—	(1,301,423)
Total dividends from net investment income	—	(4,351,721)	—	(1,301,423)
Distributions from net realized gains
Class R	(95,559)	(59,614)	—	—
Class T	(2,748,871)	(21,810,241)	—	(54,720)
Total distributions from net realized gains	(2,844,430)	(21,869,855)	—	(54,720)
Trust share transactions (Note 6)
Net proceeds from shares sold	18,421,842	18,172,375	2,930,123	6,238,031
Net asset value of shares issued in reinvestment of dividends and distributions	2,840,246	26,171,927	—	1,352,078
Cost of shares reacquired	(27,729,811)	(44,614,358)	(4,605,343)	(9,043,897)
Net increase (decrease) in net assets from Trust share transactions	(6,467,723)	(270,056)	(1,675,220)	(1,453,788)
Total increase (decrease)	27,779,483	36,892,003	(2,007,229)	(1,967,168)

NET ASSETS
Beginning of period	270,042,152	233,150,149	40,944,422	42,911,590
End of period(a)	$297,821,635	$270,042,152	$38,937,193	$40,944,422
(a) Includes undistributed net investment income of	$4,127,311	$91,087	—	—

See Notes to Financial Statements.

138	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO		INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$4,300,003	$6,855,661	$5,597,690	$10,529,630
Net realized gain (loss) on investment and foreign currency transactions	(1,725,004)	(1,419,510)	(1,029,046)	(1,401,616)
Net change in unrealized appreciation/(depreciation) of investments	(2,987,043)	1,279,692	(2,771,067)	611,499
Net increase (decrease) in net assets resulting from operations	(412,044)	6,715,843	1,797,577	9,739,513
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(123,309)	(4,293)	—	—
Class T	(4,034,818)	(6,978,878)	(5,327,989)	(11,077,415)
Total dividends from net investment income	(4,158,127)	(6,983,171)	(5,327,989)	(11,077,415)
Trust share transactions (Note 6)
Net proceeds from shares sold	34,864,852	34,223,538	13,457,619	92,017,701
Net asset value of shares issued in reinvestment of dividends and distributions	3,906,576	6,956,225	5,017,631	11,032,073
Cost of shares reacquired	(13,567,326)	(33,930,307)	(34,998,591)	(118,666,524)
Net increase (decrease) in net assets from Trust share transactions	25,204,102	7,249,456	(16,523,341)	(15,616,750)
Total increase (decrease)	20,633,931	6,982,128	(20,053,753)	(16,954,652)

NET ASSETS
Beginning of period	168,657,099	161,674,971	245,222,974	262,177,626
End of period(a)	$189,291,030	$168,657,099	$225,169,221	$245,222,974
(a) Includes undistributed net investment income of	—	—	—	—

See Notes to Financial Statements.

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Statement of Changes in Net Assets (Unaudited) (cont’d)

	MORTGAGE BACKED SECURITIES PORTFOLIO		U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$1,869,425	$3,457,380	$1,447,831	$2,038,607
Net realized gain (loss) on investment and foreign currency transactions	(554,065)	(1,301,653)	180	(2,491)
Net change in unrealized appreciation/(depreciation) of investments	(790,853)	711,699	—	—
Net increase (decrease) in net assets resulting from operations	524,507	2,867,426	1,448,011	2,036,116
Dividends and Distributions (Note 1)
Dividends from net investment income	(1,931,739)	(3,765,517)	(1,447,831)	(2,026,702)
Trust share transactions (Note 6)(b)
Net proceeds from shares sold	6,670,078	6,808,481	56,826,713	21,507,914
Net asset value of shares issued in reinvestment of dividends and distributions	1,814,510	3,754,874	1,349,475	2,015,845
Cost of shares reacquired	(5,214,957)	(16,389,625)	(35,819,169)	(33,465,781)
Net increase (decrease) in net assets from Trust share transactions	3,269,631	(5,826,270)	22,357,019	(9,942,022)
Total increase (decrease)	1,862,399	(6,724,361)	22,357,199	(9,932,608)

NET ASSETS
Beginning of period	75,470,843	82,195,204	47,274,826	57,207,434
End of period(a)	$77,333,242	$75,470,843	$69,632,025	$47,274,826
(a) Includes undistributed net investment income of	—	—	$2,586	$2,586
(b) Fund share transactions are at $1 per share for the U.S. Government Money.

See Notes to Financial Statements.

140	THE TARGET PORTFOLIO TRUST

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the ‘Trust’) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.

The Trust’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the Trust is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•

Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•	International Bond Portfolio—high total return through investment primarily in high-quality, foreign debt securities;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

•

U.S. Government Money Market Portfolio—maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

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Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, International Equity Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Certain Portfolios held illiquid securities, including those, which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities, except for the U.S. Government Money Market Portfolio, which may hold up to 10% of its net assets in illiquid securities.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities with the Federal Reserve System).

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost

142	THE TARGET PORTFOLIO TRUST

method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost.

Short-term securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub-custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of Securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage-Backed Securities Portfolio and Total Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes

THE TARGET PORTFOLIO TRUST	143

in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio and Total Return Bond Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.

Options: The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability

144	THE TARGET PORTFOLIO TRUST

of the counterparties to meet the terms of their contracts. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to options. The International Equity Portfolio, the International Bond Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options.

Short Sales: Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security, it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales. The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage-Backed Securities Portfolio may enter into short sales.

Swap Agreements: Certain Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The Portfolios may enter into swap agreements as the protection buyer or the protection seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reported in the Statements of Assets and Liabilities.

Securities Lending: The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail

THE TARGET PORTFOLIO TRUST	145

financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income and any net capital gain (loss) daily and pays such dividends monthly. Each other Portfolio declares and pays a dividend of its net investment income, if any, at least annually. Each Portfolio except for the U.S. Government Money Market Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

146	THE TARGET PORTFOLIO TRUST

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the advisors of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the advisers, as PI deems appropriate. In order to maintain an approximate allocation between the advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each subadvisor’s share of Portfolio assets may occur to account for market fluctuations.

Portfolio	Adviser
Large Capitalization Growth	Goldman Sachs Asset Management LLP and Marsico Capital Management, LLC
Large Capitalization Value	J.P. Morgan Investment Management, Inc., Hotchkis & Wiley Capital Management, LLC and NFJ Investment Group L.P.
Small Capitalization Growth	Transamerica Investment Management, LLC and RS Investment Management, L.P.
Small Capitalization Value	NFJ Investment Group L.P., EARNEST Partners, LLC, Lee Munder Investments Limited, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
International Bond, Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities and U.S. Government Money Market	Wellington Management Company, LLP

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
International Bond	0.50%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%
U.S. Government Money Market	0.25%

THE TARGET PORTFOLIO TRUST	147

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class T and Class R shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class T shares of the Trust.

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to .75 of 1% of the average daily net assets of the Class R shares. For the six months ended June 30, 2007, PIMS has contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

For the six months ended June 30, 2007, the amount of brokerage commissions earned by Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, and Prudential Equity Group, LLC, (“PEG”), an indirect, wholly-owned subsidiary of Prudential, from portfolio transactions executed on behalf of the Portfolios were as follows:

Portfolio	PEG	Wachovia
Large Capitalization Value	$3,266	$841
Small Capitalization Value	136	33

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the six months ended June 30, 2007, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$23,495
Large Capitalization Value	11,907
Small Capitalization Growth	57,178
Small Capitalization Value	50,349

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

148	THE TARGET PORTFOLIO TRUST

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended June 30, 2007, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$124,453,078	$127,676,859
Large Capitalization Value	118,265,664	120,847,600
Small Capitalization Growth	71,872,999	74,655,239
Small Capitalization Value	160,830,115	74,320,773
International Equity	65,853,031	73,037,902
International Bond	50,373,482	47,965,755
Total Return Bond	89,341,587	7,156,953
Intermediate-Term Bond	58,987,063	6,079,838
Mortgage Backed Securities	8,861,889	11,436,422

Transactions in options written during the six months ended June 30, 2007, were as follows:

	Target Intermediate-Term Bond		Target International Bond
	Number of Contracts/ Notional Amount (000)	Premium Received (Paid)	Number of Contracts/ Notional Amount (000)	Premium Received (Paid)
Options outstanding at December 31, 2006	2,000	$30,215	5,100	$27,838
Written options	—	—	1,600	4,948
Written swap options	7,700,000	73,896	10,900	113,686
Expired swap options	(2,000)	(30,215)	—	—
Closed options	—	—	(3,100)	(10,138)
Closed swap options	—	—	(2,000)	(17,700)

Options outstanding at June 30, 2007	7,700,000	$73,896	12,500	$118,634

	Target Total Return Bond		Target Mortgage Backed Securities
	Number of Contracts/ Notional Amount (000)	Premium Received (Paid)	Number of Contracts/ Notional Amount (000)	Premium Received (Paid)
Options outstanding at December 31, 2006	15,000	$165,270	2,000	$11,900
Written swap options	18,400	242,643	800	147,900
Expired swap options	—	—	(2,000)	(11,900)
Closed swap options	(5,800)	(47,560)	—	—

Options outstanding at June 30, 2007	27,600	$360,353	800	$147,900

THE TARGET PORTFOLIO TRUST	149

Note 5. Tax Information

For federal income tax purposes the following Portfolios had post-October losses incurred in the period November 1, 2006 through December 31, 2006 that they have elected to be incurred in the current fiscal year. The following portfolios also had capital loss carryforwards as of December 31, 2006. Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards. The approximate amounts were as follows:

	Post-October Losses
Portfolio	Currency	Capital	Capital Loss Carryforward
Small Capitalization Growth Portfolio	—	—	$24,789,000	(a)
International Equity Portfolio	$483,000	—	—
International Bond Portfolio	802,000	$174,000	—
Total Return Bond Portfolio	1,564,000	383,000	895,000	(b)
Intermediate-Term Bond Portfolio	199,000	246,000	4,126,000	(c)
Mortgage Backed Securities Portfolio	—	212,000	3,339,000	(d)
U.S. Government Money Market Portfolio	—	—	3,000	(e)

(a)	Approximately $18,058,000 expiring in 2010 and $6,731,000 expiring in 2011. Approximately $9,897,000 was used to offset net taxable gains realized in the fiscal year ended December 31, 2006.
(b)	Approximately $250,000 expiring in 2013 and $645,000 expiring in 2014.
(c)	Approximately $2,994,000 expiring in 2013 and $1,132,000 expiring in 2014.
(d)	Approximately $384,000 expiring in 2008, $970,000 expiring in 2011, $255,000 expiring in 2012, $65,000 expiring in 2013 and $1,665,000 expiring in 2014.
(e)	Approximately $500 expiring in 2013 and $2,500 expiring in 2014.

The United States federal income tax basis and unrealized appreciation (depreciation) of the Portfolios’ investments and the net unrealized appreciation (depreciation) as of June 30, 2007 were as follows:

	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation) of Investments
Large Capitalization Growth Portfolio	$309,459,638	$55,934,833	$(3,796,013)	$52,138,820
Large Capitalization Value Portfolio	377,684,734	86,433,803	(3,962,354)	82,471,449
Small Capitalization Growth Portfolio	187,904,193	29,133,614	(3,348,914)	25,784,700
Small Capitalization Value Portfolio	488,380,047	91,748,456	(12,414,773)	79,333,683
International Equity Portfolio	216,225,773	81,002,427	(3,161,704)	77,840,723
International Bond Portfolio	71,040,585	2,057,523	(1,122,358)	935,165
Total Return Bond Portfolio	243,425,714	1,071,211	(3,240,457)	(2,169,246)
Intermediate-Term Bond Portfolio	263,655,199	1,174,045	(2,546,468)	(1,372,423)
Mortgage Backed Securities Portfolio	109,600,840	348,230	(1,514,662)	(1,166,432)

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales.

150	THE TARGET PORTFOLIO TRUST

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest during the six months ended June 30, 2007 were as follows:

	Class R*		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Six months ended June 30, 2007:
Sold	959,080	$15,177,392	587,055	$9,289,269
Reinvested	6,279	100,339	163,484	2,619,004
Redeemed	(77,991)	(1,246,934)	(1,545,720)	(24,516,041)

Net Increase / (Decrease)	887,368	$14,030,797	(795,181)	$(12,607,768)

Year Ended December 31, 2006:
Sold	148,623	$2,275,424	1,536,968	$22,733,562
Reinvested	1,582	24,269	679,204	10,216,657
Redeemed	(5,492)	(82,668)	(3,621,818)	(53,803,085)

Net Increase / (Decrease)	144,713	$2,217,025	(1,405,646)	$(20,852,866)

Large Capitalization Value
Six months ended June 30, 2007:
Sold	956,942	$15,554,343	845,774	$13,692,060
Reinvested	7,861	131,510	257,650	4,318,217
Redeemed	(70,283)	(1,155,380)	(2,016,685)	(32,840,672)

Net Increase / (Decrease)	894,520	$14,530,473	(913,261)	$(14,830,395)

Year Ended December 31, 2006:
Sold	140,128	$2,221,351	2,045,864	$31,639,086
Reinvested	4,659	72,026	3,416,262	50,980,024
Redeemed	(4,128)	(64,682)	(4,246,426)	(65,665,413)

Net Increase / (Decrease)	140,659	$2,228,695	1,215,700	$16,953,697

Small Capitalization Growth
Six months ended June 30, 2007:
Sold	497,169	$6,266,788	351,630	$4,422,533
Reinvested	—	—	—	—
Redeemed	(51,397)	(660,438)	(1,059,383)	(13,367,104)

Net Increase / (Decrease)	445,772	$5,606,350	(707,753)	$(8,944,571)

Year Ended December 31, 2006:
Sold	75,962	$912,750	764,833	$8,980,757
Reinvested	—	—	—	—
Redeemed	(1,857)	(22,490)	(2,245,123)	(26,457,311)

Net Increase / (Decrease)	74,105	$890,260	(1,480,290)	$(17,476,554)

THE TARGET PORTFOLIO TRUST	151

	Class R*		Class T
	Shares	Amount	Shares	Amount
Small Capitalization Value
Six months ended June 30, 2007:
Sold	350,049	$7,490,438	4,920,857	$101,500,968
Reinvested	1,389	29,937	97,463	2,106,181
Redeemed	(26,373)	(571,530)	(1,548,284)	(33,040,967)

Net Increase / (Decrease)	325,065	$6,948,845	3,470,036	$70,566,182

Year Ended December 31, 2006:
Sold	53,243	$1,106,981	3,381,311	$69,453,070
Reinvested	1,176	24,004	1,279,367	26,025,118
Redeemed	(2,575)	(53,057)	(2,645,214)	(53,787,615)

Net Increase / (Decrease)	51,844	$1,077,928	2,015,464	$41,690,573

International Equity
Six months ended June 30, 2007:
Sold	721,020	$12,487,448	347,289	$5,934,394
Reinvested	5,383	95,558	154,283	2,744,688
Redeemed	(83,235)	(1,462,090)	(1,522,280)	(26,267,721)

Net Increase / (Decrease)	643,168	$11,120,916	(1,020,708)	$(17,588,639)

Year Ended December 31, 2006:
Sold	107,241	$1,751,259	1,056,436	$16,421,116
Reinvested	4,476	69,649	1,676,182	26,102,278
Redeemed	(5,073)	(80,505)	(2,851,896)	(44,533,853)

Net Increase / (Decrease)	106,644	$1,740,403	(119,278)	$(2,010,459)

International Bond
Six months ended June 30, 2007:
Sold	—	$—	356,094	$2,930,123
Reinvested	—	—	—	—
Redeemed	—	—	(559,528)	(4,605,343)

Net Increase / (Decrease)	—	$—	(203,434)	$(1,675,220)

Year Ended December 31, 2006:
Sold	—	$—	763,221	$6,238,031
Reinvested	—	—	171,149	1,352,078
Redeemed	—	—	(1,106,726)	(9,043,897)

Net Increase / (Decrease)	—	$—	(172,356)	$(1,453,788)

Total Return Bond
Six months ended June 30, 2007:
Sold	1,122,603	$11,516,810	2,259,100	$23,348,042
Reinvested	10,646	108,889	367,289	3,797,687
Redeemed	(75,038)	(769,197)	(1,236,382)	(12,798,129)

Net Increase / (Decrease)	1,058,211	$10,856,502	1,390,007	$14,347,600

Year Ended December 31, 2006:
Sold	153,639	$1,595,095	3,166,599	$32,628,443
Reinvested	394	4,078	674,025	6,952,147
Redeemed	(8,313)	(86,645)	(3,285,696)	(33,843,662)

Net Increase / (Decrease)	145,720	$1,512,528	554,928	$5,736,928

152	THE TARGET PORTFOLIO TRUST

	Class R*		Class T
	Shares	Amount	Shares	Amount
Intermediate-Term Bond
Six months ended June 30, 2007:
Sold	—	$—	1,334,667	$13,457,619
Reinvested	—	—	497,094	5,017,631
Redeemed	—	—	(3,464,936)	(34,998,591)

Net Increase / (Decrease)	—	$—	(1,633,175)	$(16,523,341)

Year Ended December 31, 2006:
Sold	—	$—	9,121,062	$92,017,701
Reinvested	—	—	1,092,531	11,032,073
Redeemed	—	—	(11,754,425)	(118,666,524)

Net Increase / (Decrease)	—	$—	(1,540,832)	$(15,616,750)

Mortgage Backed Securities
Six months ended June 30, 2007:
Sold	—	$—	669,963	$6,670,078
Reinvested	—	—	182,284	1,814,510
Redeemed	—	—	(523,231)	(5,214,957)

Net Increase / (Decrease)	—	$—	329,016	$3,269,631

Year Ended December 31, 2006:
Sold	—	$—	683,015	$6,808,481
Reinvested	—	—	377,117	3,754,874
Redeemed	—	—	(1,645,863)	(16,389,625)

Net Increase / (Decrease)	—	$—	(585,731)	$(5,826,270)

*	Commencement of Class R shares, August 22, 2006.

Note 7. Borrowings

The Trust (excluding U.S. Government Money Market), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Trust pays a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the SCA is October 26, 2007. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended June 30, 2007. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period
Large Capitalization Growth	$720,250	5.72%	8
Large Capitalization Value	$1,420,000	5.72%	4
Small Capitalization Growth	$520,000	5.72%	7
International Equity	$479,014	5.71%	74

THE TARGET PORTFOLIO TRUST	153

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

The average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2007 in the Mortgage Backed Securities Portfolio was approximately $14,026,061 at a weighted average interest rate of approximately 5.29%. The average daily balance is for the number of days the Portfolio had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was approximately $15,850,000 as of January 31, 2007, which was 21% of total assets.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Portfolios’ financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

154	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended June 30, 2007		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.31		$14.32
Income (loss) from investment operations
Net investment income	(.02)		.03
Net realized and unrealized gain on investments	.90		1.30
Total from investment operations	.88		1.33
Less dividends and distributions
Dividends from net investment income	—		(.05)
Distributions from net realized gains	(.14)		(.29)
Total dividends and distributions	(.14)		(.34)
Net asset value, end of period	$16.05		$15.31

TOTAL RETURN(a)	5.67%		9.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$16,568		$2,216
Average net assets (000)	$8,005		$429
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.22	%(c)	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.72	%(c)	.75	%(c)
Net investment income	(.25	)%(c)	.28	%(c)
Portfolio turnover rate	40	%(d)	69	%(d)
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	155

Financial Highlights (Unaudited) (cont’d)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.33		$14.60	$15.90	$15.39	$11.03	$16.15
Income (loss) from investment operations
Net investment income (loss)	.02		.08	.03	.07	(.01)	(.01)
Net realized and unrealized gain (loss) on investments	.89		1.18	1.06	.51	4.37	(5.11)
Total from investment operations	.91		1.26	1.09	.58	4.36	(5.12)
Less dividends and distributions
Dividends from net investment income	—	(d)	(.09)	(.02)	(.07)	—	—
Distributions from net realized gains	(.14)		(.44)	(2.37)	—	—	—
Total distributions	(.14)		(.53)	(2.39)	(.07)	—	—
Net asset value, end of period	$16.10		$15.33	$14.60	$15.90	$15.39	$11.03

TOTAL RETURN(a)	5.93%		8.67%	6.74%	3.78%	39.53%	(31.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$304,067		$301,566	$307,835	$343,760	$348,385	$243,748
Average net assets (000)	$304,635		$299,597	$310,710	$345,413	$290,985	$297,189
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.72	%(b)	.75%	.76%	.77%	.84%	.81%
Expenses, excluding distribution and service (12b-1) fees	.72	%(b)	.75%	.76%	.77%	.84%	.81%
Net investment income (loss)	.20	%(b)	.51%	.18%	.45%	(.09)%	(.11)%
Portfolio turnover rate	40	%(c)	69%	246%	76%	49%	66%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.

See Notes to Financial Statements.

156	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended June 30, 2007(g)		August 22, 2006(b) through December 31, 2006(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.60		$15.07
Income (loss) from investment operations
Net investment income	.09		.08
Net realized and unrealized gain on investments	.93		1.48
Total from investment operations	1.02		1.56
Less dividends and distributions
Dividends from net investment income	—	(f)	(.24)
Distributions from net realized gains	(.18)		(.79)
Total dividends and distributions	(.18)		(1.03)
Net asset value, end of period	$16.44		$15.60

TOTAL RETURN(a)	6.54%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$17,017		$2,194
Average net assets (000)	$8,062		$445
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.21	%(c)	1.22	%(c)
Expenses, excluding distribution and service (12b-1) fees	.71	%(c)	.72	%(c)
Net investment income	1.17	%(c)	1.69	%(c)
Portfolio turnover rate	29	%(d)	44	%(d)
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	157

Financial Highlights (Unaudited) (cont’d)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended June 30, 2007(e)		Year Ended December 31,
			2006(e)	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.60		$15.11	$16.59	$14.13	$10.49	$12.45
Income (loss) from investment operations
Net investment income	.13		.28	.25	.21	.17	.18
Net realized and unrealized gain (loss) on investments	.93		2.45	.80	2.45	3.64	(1.85)
Total from investment operations	1.06		2.73	1.05	2.66	3.81	(1.67)
Less dividends and distributions
Dividends from net investment income	—	(d)	(.29)	(.25)	(.20)	(.17)	(.17)
Distributions from net realized gains	(.18)		(1.95)	(2.28)	—	—	(.12)
Total dividends and distributions	(.18)		(2.24)	(2.53)	(.20)	(.17)	(.29)
Net asset value, end of period	$16.48		$15.60	$15.11	$16.59	$14.13	$10.49

TOTAL RETURN(a)	6.80%		19.34%	6.50%	18.87%	36.38%	(13.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$400,186		$393,111	$362,253	$385,414	$316,131	$229,626
Average net assets (000)	$399,925		$371,251	$366,301	$346,319	$253,653	$253,096
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.71	%(b)	.72%	.74%	.74%	.80%	.80%
Expenses, excluding distribution and service (12b-1) fees	.71	%(b)	.72%	.74%	.74%	.80%	.80%
Net investment income	1.61	%(b)	1.79%	1.48%	1.43%	1.50%	1.49%
Portfolio turnover rate	29	%(c)	44%	90%	47%	56%	56%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

158	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended June 30, 2007(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.12		$11.04
Income (loss) from investment operations
Net investment loss	(.03)		—	(c)
Net realized and unrealized gain on investments	1.06		1.08
Total from investment operations	1.03		1.08
Net asset value, end of period	$13.15		$12.12

TOTAL RETURN(a)	8.50%		9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$6,838		$898
Average net assets (000)	$3,293		$186
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(f)	1.30	%(d)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80	%(d)	.84	%(d)
Net investment loss	(.55	)%(d)	(.05	)%(d)
Portfolio turnover rate	53	%(e)	96	%(e)
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $0.005 per share
(d)	Annualized.
(e)	Not Annualized.
(f)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(g)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	159

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended June 30, 2007(d)		Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.14		$11.28	$10.79	$9.38	$7.05	$10.56
Income (loss) from investment operations
Net investment loss	(.01)		(.05)	(.07)	(.06)	(.06)	(.06)
Net realized and unrealized gain (loss) on investments	1.08		.91	.56	1.47	2.39	(3.45)
Total from investment operations	1.07		.86	.49	1.41	2.33	(3.51)
Net asset value, end of period	$13.21		$12.14	$11.28	$10.79	$9.38	$7.05

TOTAL RETURN(a)	8.81%		7.62%	4.54%	15.03%	33.05%	(33.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$139,060		$136,421	$143,366	$158,757	$140,251	$100,868
Average net assets (000)	$137,225		$140,489	$144,034	$146,717	$116,632	$122,299
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.80	%(b)	.84%	.91%	.90%	1.03%	.99%
Expenses, excluding distribution and service (12b-1) fees	.80	%(b)	.84%	.91%	.90%	1.03%	.99%
Net investment loss	(.09	)%(b)	(.39)%	(.62)%	(.58)%	(.80)%	(.74)%
Portfolio turnover rate	53	%(c)	96%	147%	107%	235%	153%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

160	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended June 30, 2007(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.46		$20.05
Income (loss) from investment operations
Net investment income	.12		.14
Net realized and unrealized gain on investments	1.47		1.74
Total from investment operations	1.59		1.88
Less dividends and distributions
Dividends from net investment income	—	(f)	(.18)
Distributions from net realized gains	(.11)		(1.29)
Total dividends and distributions	(.11)		(1.47)
Net asset value, end of period	$21.94		$20.46

TOTAL RETURN(a)	7.74%		9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$8,269		$1,061
Average net assets (000)	$3,924		$217
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.23	%(c)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.73	%(c)	.80	%(c)
Net investment income	1.09	%(c)	1.37	%(c)
Portfolio turnover rate	20	%(d)	36	%(d)
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	161

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended June 30, 2007(e)		Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.47		$18.98	$21.84	$18.78	$13.23	$17.54
Income (loss) from investment operations
Net investment income	.17		.23	.18	.17	.03	.04
Net realized and unrealized gain (loss) on investments	1.47		3.09	2.06	4.27	6.18	(1.41)
Total from investment operations	1.64		3.32	2.24	4.44	6.21	(1.37)
Less dividends and distributions
Dividends from net investment income	—	(d)	(.22)	(.16)	(.17)	(.03)	(.04)
Distributions from net realized gains	(.11)		(1.61)	(4.94)	(1.21)	(.63)	(2.90)
Total distributions	(.11)		(1.83)	(5.10)	(1.38)	(.66)	(2.94)
Net asset value, end of period	$22.00		$20.47	$18.98	$21.84	$18.78	$13.23

TOTAL RETURN(a)	8.04%		17.72%	10.10%	24.02%	47.10%	(8.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$421,015		$320,728	$259,115	$245,576	$205,989	$147,930
Average net assets (000)	$399,177		$290,505	$249,661	$218,487	$161,025	$167,945
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.73	%(b)	.80%	.79%	.82%	.93%	.88%
Expenses, excluding distribution and service (12b-1) fees	.73	%(b)	.80%	.79%	.82%	.93%	.88%
Net investment income	1.61	%(b)	1.17%	.81%	.86%	.15%	.23%
Portfolio turnover rate	20	%(c)	36%	118%	22%	89%	95%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

162	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Six Months Ended June 30, 2007		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.21		$16.09
Income (loss) from investment operations
Net investment income	.21		.16
Net realized and unrealized gain on investments	2.01		1.66
Total from investment operations	2.22		1.82
Less dividends and distributions
Dividends from net investment income	—		(.25)
Distributions from net realized gains	(.18)		(1.45)
Total dividends and distributions	(.18)		(1.70)
Net asset value, end of period	$18.25		$16.21

TOTAL RETURN(a)	13.70%		11.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$13,682		$1,728
Average net assets (000)	$6,514		$346
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.38	%(c)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.88	%(c)	.93	%(c)
Net investment income	2.90	%(c)	.39	%(c)
Portfolio turnover rate	24	%(d)	41	%(d)
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	163

Financial Highlights (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.22		$13.99	$13.13	$11.53	$9.07	$10.10
Income (loss) from investment operations
Net investment income	.25		.29	.22	.15	.16	.11
Net realized and unrealized gain (loss) on investments	2.01		3.68	1.59	1.59	2.43	(1.14)
Total from investment operations	2.26		3.97	1.81	1.74	2.59	(1.03)
Less dividends and distributions
Dividends from net investment income	—		(.29)	(.28)	(.14)	(.13)	— (b)
Distributions from net realized gains	(.18)		(1.45)	(.67)	—	—	—
Total distributions	(.18)		(1.74)	(.95)	(.14)	(.13)	— (b)
Net asset value, end of period	$18.30		$16.22	$13.99	$13.13	$11.53	$9.07

TOTAL RETURN(a)	13.94%		29.02%	14.12%	15.23%	28.76%	(10.17%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$284,140		$268,314	$233,150	$230,300	$191,909	$140,392
Average net assets (000)	$274,606		$248,571	$221,543	$209,378	$153,435	$150,249
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.88	%(c)	.93%	.99%	1.00%	1.07%	1.09%
Expenses, excluding distribution and service (12b-1) fees	.88	%(c)	.93%	.99%	1.00%	1.07%	1.09%
Net investment income	2.90	%(c)	1.73%	1.55%	1.27%	1.69%	1.17%
Portfolio turnover rate	24	%(d)	41%	123%	59%	47%	55%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.

164	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	INTERNATIONAL BOND PORTFOLIO
	Class T
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.22		$8.33	$8.19	$8.45	$8.83	$7.46
Income (loss) from investment operations
Net investment income	.08		.19	.03	.26	.21	.15
Net realized and unrealized gain (loss) on investments	(.15)		(.03)	.27	.05	.26	1.33
Total from investment operations	(.07)		.16	.30	.31	.47	1.48
Less dividends and distributions
Dividends from net investment income	—		(.26)	(.15)	(.48)	(.84)	(.11)
Distributions from net realized gains	—		(.01)	(.01)	(.09)	(.01)	—
Total distributions	—		(.27)	(.16)	(.57)	(.85)	(.11)
Net asset value, end of period	$8.15		$8.22	$8.33	$8.19	$8.45	$8.83

TOTAL RETURN(a)	(.85)%		1.84%	3.95%	3.71%	5.31%	20.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$38,937		$40,944	$42,912	$44,905	$38,553	$27,648
Average net assets (000)	$40,271		$41,174	$44,072	$43,199	$32,992	$22,022
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.06	%(b)	1.19%	1.51%	1.49%	1.51%	1.69%
Expenses, excluding distribution and service (12b-1) fees	1.06	%(b)	1.19%	1.51%	1.49%	1.51%	1.69%
Net investment income	2.37	%(b)	2.32%	1.71%	2.15%	1.88%	1.88%
Portfolio turnover rate	377	%(c)	323%	223%	169%	235%	238%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	165

Financial Highlights (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Six Months Ended June 30, 2007(f)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.31		$10.31
Income (loss) from investment operations
Net investment income	.23		.12
Net realized and unrealized gain (loss) on investments	(.26)		.01
Total from investment operations	(.03)		.13
Less dividends and distributions
Dividends from net investment income	(.22)		(.13)
Distributions from net realized gains	—		—
Total dividends and distributions	(.22)		(.13)
Net asset value, end of period	$10.06		$10.31

TOTAL RETURN(a)	(.47)%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$12,114		$1,503
Average net assets (000)	$5,659		$246
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.15	%(c)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65	%(c)	.68	%(c)
Net investment income	4.60	%(c)	3.46	%(c)
Portfolio turnover rate	259	%(d)	483	%(d)
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon weighted average shares outstanding during the period.

See Notes to Financial Statements.

166	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Six Months Ended June 30, 2007(d)		Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.38		$10.39	$10.64	$10.66	$10.73	$10.42
Income (loss) from investment operations
Net investment income	.25		.40	.38	.20	.33	.41
Net realized and unrealized gain (loss) on investments	(.26)		.03	(.12)	.31	.33	.57
Total from investment operations	(.01)		.43	.26	.51	.66	.98
Less dividends and distributions
Dividends from net investment income	(.25)		(.44)	(.43)	(.44)	(.36)	(.45)
Distributions from net realized gains	—		—	(.08)	(.09)	(.37)	(.22)
Total dividends and distributions	(.25)		(.44)	(.51)	(.53)	(.73)	(.67)
Net asset value, end of period	$10.12		$10.38	$10.39	$10.64	$10.66	$10.73

TOTAL RETURN(a)	(.32)%		4.27%	2.60%	4.73%	6.22%	9.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$177,177		$167,154	$161,675	$178,488	$158,148	$139,488
Average net assets (000)	$171,779		$162,621	$169,616	$170,073	$151,999	$122,888
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.65	%(b)	.68%	.76%	.75%	.76%	.75%
Expenses, excluding distribution and service (12b-1) fees	.65	%(b)	.68%	.76%	.75%	.76%	.75%
Net investment income	4.90	%(b)	4.14%	3.72%	1.82%	2.99%	3.89%
Portfolio turnover rate	259	%(c)	483%	366%	587%	445%	429%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	167

Financial Highlights (Unaudited) (cont’d)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.13		$10.18	$10.36	$10.46	$10.50	$10.23
Income (loss) from investment operations
Net investment income	.24		.43	.36	.19	.28	.38
Net realized and unrealized gain (loss) on investments	(.17)		(.03)	(.16)	.14	.19	.47
Total from investment operations	.07		.40	.20	.33	.47	.85
Less dividends and distributions
Dividends from net investment income	(.23)		(.45)	(.38)	(.24)	(.34)	(.39)
Distributions from net realized gains	—		—	— (b)	(.19)	(.17)	(.19)
Total distributions	(.23)		(.45)	(.38)	(.43)	(.51)	(.58)
Net asset value, end of period	$9.97		$10.13	$10.18	$10.36	$10.46	$10.50

TOTAL RETURN(a)	.52%		4.12%	1.88%	3.19%	4.58%	8.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$225,169		$245,223	$262,177	$297,982	$334,806	$333,069
Average net assets (000)	$237,924		$249,376	$278,441	$318,671	$343,466	$258,072
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.59	%(c)	.64%	.63%	.64%	.68%	.66%
Expenses, excluding distribution and service (12b-1) fees	.59	%(c)	.64%	.63%	.64%	.68%	.66%
Net investment income	4.74	%(c)	4.23%	3.48%	1.86%	2.64%	3.58%
Portfolio turnover rate	205	%(d)	134%	208%	133%	422%	377%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.

168	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006		2005		2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.99		$10.10		$10.39		$10.45	$10.70	$10.44
Income (loss) from investment operations
Net investment income	.25		.44		.50		.36	.47	.56
Net realized and unrealized gain (loss) on investments	(.18)		(.07)		(.27)		.02	(.24)	.27
Total from investment operations	.07		.37		.23		.38	.23	.83
Less dividends
Dividends from net investment income	(.25)		(.48)		(.52)		(.44)	(.48)	(.57)
Net asset value, end of period	$9.81		$9.99		$10.10		$10.39	$10.45	$10.70

TOTAL RETURN(a)	.57%		3.82%		2.29%		3.68%	2.20%	8.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$77,333		$75,471		$82,195		$95,796	$107,072	$115,546
Average net assets (000)	$76,042		$77,483		$89,756		$103,055	$114,526	$94,893
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.81	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%	.80%
Expenses, excluding distribution and service (12b-1) fees	1.81	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%	.80%
Net investment income	4.96	%(c)	4.46%		4.91%		3.48%	4.43%	4.43%
Portfolio turnover rate	153	%(d)	471%		251%		279%	282%	184%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been 0.82% for the six months ended June 30, 2007, and 0.94% and 0.91%, respectively, for the fiscal years ended December 31, 2006 and 2005.
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	169

Financial Highlights (Unaudited) (cont’d)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Class T
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gain on investments	.024		.043	.026	.008	.007	.013
Less dividends and distributions	(.024)		(.043)	(.026)	(.008)	(.007)	(.013)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	2.28%		4.36%	2.59%	.76%	.70%	1.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$69,632		$47,275	$57,207	$74,190	$98,464	$127,141
Average net assets (000)	$60,142		$47,990	$69,488	$94,854	$114,831	$128,550
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.52	%(b)	.70%	.71%	.59%	.52%	.45%
Expenses, excluding distribution and service (12b-1) fees	.52	%(b)	.70%	.71%	.59%	.52%	.45%
Net investment income	4.85	%(b)	4.25%	2.50%	.72%	.71%	1.31%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

170	THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Target Portfolio Trust (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-7, 2007, and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of fund recordkeeping and compliance services to the Trust.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and the fees of the non-Independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust and its Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

THE TARGET PORTFOLIO TRUST

The Board noted that none of the Trust’s subadvisers were affiliated with PI, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the advisory fee schedule for the Portfolios of the Trust does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in each Portfolio’s fee schedule is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios/Fees and Expenses/Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the performance and fees and expenses of the Portfolios, as detailed below. Among other things, the Board

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders.

Intermediate Term Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the second quartile over the one-year period, in the third quartile over the three-year and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe (the Lipper retail and institutional Intermediate Investment-Grade Debt Funds Performance Universe). The Board noted that the Portfolio had outperformed when compared against its benchmark index, the Lehman Brothers Government / Credit Intermediate Bond Index, a relatively narrow bond market index, over the same one-year and three-year periods.

The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds. The Portfolio’s actual management fee of 0.450% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

International Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the fourth quartile over the one-year period, in the second quartile over the three-year period, in the third quartile over the five-year period, and in the fourth quartile over the ten-year period in relation to the Peer Universe (the Lipper retail and institutional International Income Funds Performance Universe). The Board noted PI’s assertion that most of the other

THE TARGET PORTFOLIO TRUST

mutual funds included in the Peer Universe do not utilize a currency hedging strategy, which the Portfolio does. Due to the weakness of the dollar during these time periods, PI explained to the Board that the Portfolio’s underperformance was not unexpected in light of the Portfolio’s utilization of currency hedging. The Board further noted that in periods when the dollar was stronger, such as in 2005, the Portfolio had performed above the median of the Peer Universe.

The Board also noted that the Portfolio’s current subadviser, Pacific Investment Management Company LLC (PIMCO), had assumed responsibility for the Portfolio in late 2004. In light of this, the Board concluded that the Portfolio’s recent performance was satisfactory and that it was reasonable to allow PIMCO to continue to create a performance record against which PIMCO should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual. The Portfolio’s actual management fee of 0.500% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

International Equity Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the first quartile over the one-year period, and in the second quartile over the three-year, five-year and ten-year periods in relation to the Peer Universe (a custom blend of mutual funds included in the Lipper retail and institutional Multi-Cap Core Funds and Large Cap Core Funds Performance Universes).1 The Board noted that the Portfolio had outperformed in comparison to its benchmark index over the same one-year period.

The Board noted that the Portfolio’s current subadvisers (LSV Asset Management and Thornburg Investment Management, Inc.) had served as subadvisers to the Portfolio since April 2005, and that since then the Portfolio has outperformed both the median of the Peer Universe as well as the Portfolio’s benchmark index. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds. The Portfolio’s actual

[1]	The custom blend was utilized for performance comparisons, although Lipper classifies the Portfolio in its International Large-Cap Value Funds Performance Universe.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

[2]	The Large-Cap Growth Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Portfolio in its Large-Cap Core Funds Performance Universe.
[3]	The Large-Cap Value Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Fund in its Multi-Cap Value Funds Performance Universe.

management fee of 0.699% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Large Capitalization Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the first quartile over the one-year period, in the third quartile over the three-year period, in the second quartile over the five-year period, and in the first quartile over the ten-year period in relation to the Peer Universe (the Lipper retail and institutional Large-Cap Growth Funds Performance Universe).2 The Board further noted that the Portfolio had slightly underperformed against its benchmark index over the same one and three-year time periods, but that the Portfolio had outperformed against its benchmark index over longer time periods. The Board also noted that the Portfolio’s long-term performance history was largely attributable to the Portfolio’s prior subadvisers, who were replaced in the second quarter of 2005 by Goldman Sachs Asset Management and Marsico Capital Management. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds. The Portfolio’s actual management fee of 0.600% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Large Capitalization Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over the three-year, five-year and ten-year periods in relation to the group of comparable funds in a Peer Universe (the Lipper retail and institutional Large-Cap Value Funds Performance Universe).3 The Board determined that the Portfolio’s performance was satisfactory.

THE TARGET PORTFOLIO TRUST

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds. The Portfolio’s actual management fee of 0.600% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Lipper 15(c) Peer Group, and was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Mortgage Backed Securities Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the third quartile over the one-year, three-year and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe (the Lipper retail and institutional U.S. Mortgage Funds Performance Universe). The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds. The Portfolio’s actual management fee of 0.450% (which reflects any subsidies, expense caps or waivers) ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Small Capitalization Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the third quartile over the one-year and three-year time periods, and in the fourth quartile over the five-year and ten-year time periods in relation to the Peer Universe (the Lipper retail and institutional Small-Cap Growth Funds Performance Universe).

The Board noted that RS Investments and Transamerica Investment Management had assumed responsibility for managing the Portfolio’s assets in 2003, and that the Portfolio outperformed its benchmark index in 2004 and 2005. The Board also considered that SIRG expressed the view that it continued to have confidence in the ability of the Portfolio’s subadvisers to generate positive excess returns for the Portfolio in the future. Consequently, the Board concluded that it was reasonable to allow RS and Transamerica to continue to continue create a performance record against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds. The Portfolio’s actual management

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

fee of 0.600% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Peer Group, and was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Small Capitalization Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over the three-year, five-year and ten-year periods in relation to the Peer Universe (the Lipper retail and institutional Small-Cap Value Funds Performance Universe).4 The Board noted that the Portfolio also outperformed against its benchmark index over the same three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds. The Portfolio’s actual management fee of 0.600% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Peer Group and was the lowest management fee among the funds in the Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Total Return Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over the three-year, five-year and ten-year periods in relation to the Peer Universe (the Lipper retail and institutional Intermediate Investment-Grade Debt Funds Performance Universe).5 The Board further noted that the Portfolio had outperformed when compared against its benchmark over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds. The Portfolio’s actual management fee of 0.450% (which reflects any subsidies, expense caps or

[4]	The Small-Cap Value Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Portfolio in its Small-Cap Core Funds Performance Universe.
[5]

The Intermediate Investment-Grade Debt Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Portfolio in its BBB-rated Corporate Debt Funds Performance Universe.

THE TARGET PORTFOLIO TRUST

waivers) ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

U.S. Government Money Market Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s performance was in the second quartile over the one-year, three-year, five-year and ten-year periods in relation to the Peer Universe (the Lipper retail U.S. Government Money Market Funds Performance Universe). The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds. The Portfolio’s actual management fee of 0.250% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	EARNEST Partners, LLC	75 14th Street Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management L.P.	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	Lee Munder Investments Ltd.	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Transamerica Investment Management, Inc.	11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	75 State Street Boston, MA 02109

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of a Portfolio carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Trusts’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Mortgage Backed Securities (Class T)	TGMBX	875921702
Large Capitalization Growth (Class T)	TALGX	875921207	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class T)	TALVX	875921108
Small Capitalization Growth (Class T)	TASGX	875921405	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	International Bond (Class T)	TIBPX	875921876
Total Return Bond (Class R)	TTBRX	875921819	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class T)	TATBX	875921884	U.S. Govt Money Market (Class T)	PUGXX	875921603

TMF158E2    IFS-A136996    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	August 23, 2007

*	Print the name and title of each signing officer under his or her signature.